File No. 33-81784
811-8642

Securities and Exchange Commission
Washington, D.C. 20549
Form N-4

☑	Registration Statement Under the Securities Act of 1933

☐	Pre-Effective Amendment No.

☑	Post-Effective Amendment No. 23

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 20

(Exact Name of Registrant)
Ohio National Variable Account D
(Name of Depositor)
The Ohio National Life Insurance Company
(Address of Depositor’s Principal Executive Offices)
One Financial Way
Montgomery, Ohio 45242
(Depositor’s Telephone Number)
(513) 794-6100

(Name and Address of Agent for Service)
Kimberly A. Plante, Associate Counsel
The Ohio National Life Insurance Company
P.O. Box 237
Cincinnati, Ohio 45201
Notice to:
John Blouch, Esq.
Dykema Gossett PLLC
Suite 300 West
1300 I Street, NW
Washington, D.C. 20005

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.
It is proposed that this filing will become effective (check appropriate space):

☐ immediately upon filing pursuant to paragraph (b)

☑ on May 1, 2009 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(i)

☐ on (date) pursuant to paragraph (a)(i) of Rule 485.
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Retirement Advantage
Ohio National Variable Account D
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone (800) 366-6654

Group Variable Annuity Contracts

This prospectus offers a group variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your group variable annuity contract. For additional details, please consult your contract.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that account values or annuity payments will equal or exceed your contributions.

The contracts are designed for:

•	annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	state and municipal deferred compensation plans, and

•	non-tax-qualified plans.

The minimum contribution amount is $25 per participant, unless we otherwise consent. You may make additional contributions at any time, but not more often than biweekly, unless we otherwise consent. Generally, your plan governs the maximum amounts that may be contributed.

You may direct the allocation of contributions to up to 18 investment options, including the variable subaccounts of Ohio National Variable Account D (“VAD”) and the Guaranteed Account. VAD is a separate account of The Ohio National Life Insurance Company. The assets of VAD are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Calvert Variable Series, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Financial Investors Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Adviser Series, J.P. Morgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Prudential Series Fund, Inc., Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, and The Universal Institutional Funds, Inc. (Van Kampen). See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds which might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract value to provide plan benefits at no charge. Amounts withdrawn may be subject to federal income tax penalties. We may charge a withdrawal charge up to 7% of amounts withdrawn other than for plan benefits (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of the qualified employee trust or annuity plan. This prospectus contains no information about your trust or plan.

Keep this prospectus for future reference. It sets forth the information about VAD and the variable annuity contract that you should know before investing. Additional information about VAD has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2009 and is incorporated by reference. It is available upon request and without charge by writing or calling us at the above address. It and other information about us can be found on the Securities and Exchange Commission’s website at www.sec.gov. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current Fund prospectus.

May 1, 2009

Form V-4827

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate; Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Adviser (Subadviser)
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Money Market Portfolio	Ohio National Investments, Inc.
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)	(Suffolk Capital Management, LLC)
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio	(Neuberger Berman Management LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Small Cap Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(RS Investment Management Co LLC)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
S&P 500 Index® Portfolio	Ohio National Investments, Inc.
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
Calvert Variable Series, Inc.
Social Equity Portfolio	(Atlanta Capital Management Company, L.L.C.)
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP Mid Cap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity Income Portfolio	Fidelity Management & Research Company
Financial Investors Variable Insurance Trust (Class II)
Ibbotson Conservative ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC

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Form V-4827

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Growth and Income Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Structured U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund	Goldman Sachs Asset Management, L.P.
Janus Aspen Series (Service Shares)
Janus Portfolio	Janus Capital Management LLC
Worldwide Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
J.P. Morgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Advisors Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small Cap Equity Portfolio	Lazard Asset Management
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management
Lazard Retirement International Equity Portfolio	Lazard Asset Management
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management
Legg Mason Partners Variable Equity Trust (Class I)
Legg Mason Partners Variable Fundamental Value Portfolio	(ClearBridge Advisors, LLC)
Legg Mason Partners Variable Capital and Income Portfolio	(ClearBridge Advisors, LLC and Western Asset Management Company)
Legg Mason Partners Variable Investors Portfolio (large cap value)	(ClearBridge Advisors, LLC)
MFS® Variable Insurance TrustSM (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust (S Class)
AMT Regency Portfolio (mid cap blend)	Neuberger Berman Management LLC
PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC
Total Return Portfolio	Pacific Investment Management Company LLC
Global Bond Portfolio	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC
Royce Capital Fund (Investment Shares)
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

3

Form V-4827

The Universal Institutional Funds, Inc. (Van Kampen)
Van Kampen’s UIF U.S. Real Estate Portfolio (Class I)	Van Kampen*
Van Kampen’s UIF Core Plus Fixed Income Portfolio (Class I) (an income fund)	Van Kampen*
Van Kampen’s UIF International Growth Equity Portfolio (Class II)*	Van Kampen*
Van Kampen’s UIF Capital Growth Portfolio (Class II)*	Van Kampen*

*	Morgan Stanley Investment Management Inc., the investment adviser to this portfolio, does business in certain instances as Van Kampen.

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Form V-4827

Table of Contents

Available Funds	2
Glossary	6
Fee Table	6
Accumulation Unit Values	7
Financial Statements	9
The Ohio National Companies	9
Ohio National Life	9
Ohio National Variable Account D	9
The Funds	10
Mixed and Shared Funding	10
Voting Rights	11
Distribution of the Contracts	11
Deductions and Expenses	11
Surrender Charge	11
Deduction for Account Expenses	12
Deduction for Mortality and Expense Fees	12
Limitations on Deductions	12
Transfer Fee	12
Deduction for State Premium Tax	12
Fund Expenses	13
Description of the Contracts	13
Accumulation	13
Contribution Provisions	13
Accumulation Units	13
Crediting Accumulation Units	13
Allocation of Contributions	13
Accumulation Unit Value and Contract Value	13
Net Investment Factor	14
Surrender and Withdrawal	14
Transfers among Subaccounts	14
Electronic Access	16
Payment of Plan Benefits	17
Guaranteed Account	17
Annuity Benefits	18
Purchasing an Annuity	18
Annuity Options	18
Determination of Amount of the First Variable Annuity Payment	19
Annuity Units and Variable Payments	19
Transfers after Annuity Purchase	19
Other Contract Provisions	20
Assignment	20
Reports and Confirmations	20
Substitution for Fund Shares	20
Contract Owner Inquires	20
Performance Data	20
Federal Tax Status	21
Tax-Deferred Annuities	22
Qualified Pension or Profit-Sharing Plans	23
Withholding on Annuity Payments	23
Appendix A	24
Statement of Additional Information Contents	38

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Form V-4827

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

Notice — A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus).

Subaccount — A subdivision of VAD.  The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge.

Valuation Period — A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAD (Variable Account D) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming the contract.

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge

The Surrender Charge is a percentage of value withdrawn; the percentage	1st	7%
varies with the number of years from the establishment of each	2nd	6%
participant’s account. (No charge for withdrawals for plan payments.)	3rd	5%
	4th	4%
	5th	3%
	6th	2%
	7th	1%
	8th and later	0%
Transfer Fee (this fee is currently being waived)		$5
Premium Tax (charged upon annuitization) 0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Fees	1.00%
Account Expenses	0.35%

Total Separate Account Annual Expenses	1.35%

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Form V-4827

The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
	without waivers	without waivers
Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.35%	4.88%

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund.

The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender or when assessed. If the premium taxes were reflected, the charges would be higher.

The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years

$1,314	$2,423	$3,645	$7,453

(2)	If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

$623	$1,941	$3,363	$7,453

Accumulation Unit Values

This series of variable annuity contracts began on January 25, 1995. Since then, the following changes have been made to available funds:

March 31, 1995	Ohio National Fund International Small Company and Aggressive Growth portfolios were added.

January 3, 1997	Ohio National Fund S&P 500 Index, Small Cap Growth (originally called Core Growth), Mid Cap Opportunity (originally called Growth & Income) and Social Awareness portfolios were added.

November 1, 1999	Ohio National Fund Capital Growth, High Income Bond, and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman Sachs Variable Insurance Trust funds, the Janus Adviser Series funds, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley) Universal Institutional Funds U.S. Real Estate portfolio were added.

May 1, 2000	Ohio National Fund Nasdaq-100 Index portfolio and Fidelity Variable Insurance Products Fund portfolios were added.

May 1, 2001	Dow Target Variable Fund and Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) were no longer available in new contracts.

November 1, 2001	J.P. Morgan Series Trust portfolios and MFS Variable Insurance Trust funds were added.

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Form V-4827

May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios were added.

November 1, 2002	PIMCO Variable Insurance Trust funds were added.

May 1, 2003	Dreyfus Variable Investment Fund and Royce Capital Fund added. Calvert Variable Series, Inc. Social Equity portfolio replaced Ohio National Fund Social Awareness portfolio through merger, and (for contracts issued before May 1, 2001) The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003	Fidelity VIP Equity-Income Portfolio was added, Janus Adviser International Portfolio was added, PBHG Insurance Fund was added, The Prudential Series Fund was added, UBS Series Trust was added, Van Kampen Core Plus Fixed Income Portfolio was added.

May 1, 2004	PBHG Series Trust were no longer available for new contracts. The Strong Variable Insurance Funds, Inc. were no longer available in new contracts.

May 1, 2005	Ohio National Fund U.S. Equity, Balanced and Covered Call portfolios added. Salomon Brothers Variable Series, All Cap Fund and Investors Fund added. The Lazard Retirement Series Lazard Retirement International Equity Portfolio and Equity Portfolio were added. Franklin Templeton Variable Insurance Products Trust funds were added.

May 1, 2006	Goldman Sachs COREsm U.S. Equity Fund changed its name to Goldman Sachs Structured U.S. Equity Fund. Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc.

May 1, 2007	Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization and Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization.

May 1, 2008	Ohio National Fund Target VIP, Target Equity/Income and Bristol Growth portfolios added. Financial Investors Variable Insurance Trust’s Ibbotson Conservative, Income and Growth, Balanced, Growth and Aggressive Growth ETF Asset Allocation Portfolios were added. Neuberger Berman Advisers Management Trust Regency Portfolio was added. Legg Mason Partners Variable Capital and Income Portfolio was added. Van Kampen Universal Institutional Funds International Growth Equity and Equity Growth Portfolios were added. Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.

September 10, 2008	Janus Adviser Series (Class S Shares) Janus Adviser Large Cap Growth Fund, Janus Adviser Worldwide Fund, Janus Adviser Balanced Fund, Janus International Growth Fund were no longer available for new contracts.

April 24, 2009	J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value

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Form V-4827

Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009	Janus Adviser Series (Class S Shares) Janus Adviser Large Cap Growth Fund, Janus Adviser Worldwide Fund, Janus Adviser Balanced Fund, Janus International Growth Fund were no longer available for allocation of any purchase payments. Janus Aspen Series (Service Shares) Janus Portfolio, Overseas Portfolio, Worldwide Portfolio, and Balanced Portfolio were added.

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value. The information in the table for the last five calendar years is also included in VAD’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review VAD’s financial statements which are contained in the Statement of Additional Information.

Financial Statements

The complete financial statements of VAD and Ohio National Life may be found in the Statement of Additional Information.

The Ohio National Companies

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently, we have assets of approximately $16 billion and equity of approximately $1.2 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

Ohio National Life believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, Ohio National Life intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

Ohio National Variable Account D

We established VAD on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, a participant’s account values may not be allocated to more than 18 investment options, including the variable subaccounts and the Guaranteed Account, at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD are, credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAD is registered as a unit investment trust under the Investment Company Act of 1940.

The assets of each subaccount of VAD are invested at net asset value in Fund shares.

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Form V-4827

The Funds

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Some of the Funds are structured as a “Fund of Funds.” Each of the Fund of Funds is a mutual fund that invests primarily in a portfolio of exchange-traded funds (“ETFs”). Because these Fund of Funds invests in ETFs rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You can invest directly in ETFs and do not have to invest through a variable annuity or a mutual fund. You should read the Fund prospectuses carefully for more information.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAD. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectus, call 1-877-777-1112.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

Mixed and Shared Funding

In addition to being offered to VAD, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAD’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

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Form V-4827

Voting Rights

We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. There is no minimum number of contract owners required to reach a quorum. We will vote Fund shares held in VAD, for which no timely instructions are received, in proportion to the instructions that we do receive for VAD. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAD.

The number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. For variable annuities purchased for participants, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for those variable annuities by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of the Contracts

The contracts are sold by our insurance agents who are also registered representatives of (a) The O. N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of ours, or (b) other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”) another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. Each of ONEQ, ONESCO and the other broker-dealers is registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. We pay ONEQ compensation equal to no more than 5% of contributions. ONEQ then pays part of that amount to ONESCO and the other broker-dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which we pay the fee to ONEQ. If our withdrawal charge is not sufficient to recover the fee paid to ONEQ any deficiency will be made up from general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

There is no deduction from contributions to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge equals a percent of the contract value withdrawn. This percent varies by the number of years from the date the participant’s account was established under the contract until the day the withdrawal occurs as follows:

Year of
Withdrawal	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 and later	0%

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Form V-4827

The total of all surrender charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. If the trustee of a retirement plan qualifying under Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant’s account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.

Deduction for Account Expenses

At the end of each valuation period, we deduct an amount presently equal to 0.35% on an annual basis, of the contract value. This deduction reimburses us for account administrative expenses. Examples of these expenses are expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Fees

We guarantee that the contract value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.00% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

Limitations on Deductions

The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased for new contracts, not more often than annually, and the total of all these deductions may never exceed 1.35% per year.

Transfer Fee

We may charge a transfer fee of $5 for each transfer of a participant’s account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. We are not currently charging this fee. Other restrictions on transfers may apply. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax.

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Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

Description of the Contracts

Accumulation

Contribution Provisions

The contracts provide for minimum contributions of $25 per participant, unless we otherwise consent. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly, unless we otherwise consent. We may agree to modify any of these limits. If the check for your contribution is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Accumulation Units

The contract value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See “Crediting Accumulation Units”, below). The number of units remains constant between contributions, but their dollar value varies with the investment results of each Fund to which contributions are allocated.

Crediting Accumulation Units

Your registered representative will send application forms or orders, together with the first contribution, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first contribution to the contract in the form of accumulation units. If all information necessary for processing the contribution is complete, your first contribution will be credited within two business days after receipt. If this cannot be done within five business days, we will return the contribution immediately unless you specifically consent to having us retain the contribution until the necessary information is completed. After that, we will credit the contribution within two business days. You must send any additional contributions directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the contribution by the unit value next computed after we receive the payment at our home office. Payments received after 4 p.m. (Eastern time) on any process day (except on those days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Contributions

You may allocate contributions among up to 18 investment options, including variable Funds and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.

Accumulation Unit Value and Contract Value

We set the original accumulation unit value of each subaccount of VAD at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

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Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1)	the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for, the maintenance or operation of that subaccount, (no federal income taxes apply under present law.);

(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative expenses and risk undertakings.

Surrender and Withdrawal

You may surrender (totally withdraw the value of) the contract, or you may make withdrawals from it. You must make all surrender or withdrawal requests by providing Notice to us. The withdrawal charge may apply to these transactions. The withdrawal will be made from your values in each Fund. The amount you may withdraw is the contract value less any withdrawal charge. We will pay you within seven days after we receive your request. However, we may defer payments of Guaranteed Account values as described below. Withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a withdrawal, see “Federal Tax Status.”

If you request a withdrawal that includes contract values derived from contributions that have not yet cleared the banking system, we may delay mailing that portion which relates to such contributions until the check for the contribution has cleared.

The right to withdraw may be suspended or the date of payment postponed:

(1)	for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2)	for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3)	such other periods as the Commission may order to protect security holders.

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $500 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of the calendar year may be transferred to variable Funds during that calendar year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program, if offered) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly

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without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. We do not endorse, approve or recommend these services.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been rejected. If we are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the rejected transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, transfers of contract values will only be permitted into the money market portfolio and all transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively, even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

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Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds upon instruction from the Funds.

Electronic Access

If you give us authorization, contract and unit values and interest rates can be checked by telephoning us at 1-877-777-1112, #1 or by accessing our web site at any time at www.ohionational.com. You may also request transfers and change allocations on our web site. You may only make one telephone, facsimile or electronic (collectively, “electronic”) transfer per day.

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time), will not become effective until the next business day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic requests after the annuitant’s death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize its use.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

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Payment of Plan Benefits

At the contract owner’s request, and upon receipt of due proof of a participant’s death, disability, retirement or termination of employment, we will apply that participant’s account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.

Guaranteed Account

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed the disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate contributions and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (unless such lower rate is permitted by state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that the guaranteed value of a contract will never be less than:

•	the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus

•	interest credited at the rate of 3% per year (unless such lower rate is permitted by state law) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals and transfers from the guaranteed values, minus

•	any withdrawal charges, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.

Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell. We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant’s account decrease the balances in the cells within that participant’s account on a last-in first-out basis. Only when the most recently established cell’s balance is zero will the next previously established cell’s balance be reduced.

We assess a liquidation charge for withdrawals made from a participant’s portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:

x is the annual effective interest rate we declare for the cell for new contract contributions as of the date of withdrawal, and

y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.

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The liquidation charge never exceeds the difference between the amount of the participant’s contract value allocated to the Guaranteed Account and the participant’s minimum Guaranteed Account value. The participant’s minimum Guaranteed Account value equals the participant’s net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3% (unless such lower rate is permitted by state law).

The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

Not more than 20% of a participant’s Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

Annuity Benefits

Purchasing an Annuity

At the contract owner’s written request, we will apply a participant’s account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant’s age. Payments will be made to the annuitant during the annuitant’s lifetime. The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates no matter how long the annuitant (and any joint annuitant) may live.

Once an annuity is purchased, the annuity cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary may surrender the annuity for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):	Life Annuity with installment payments for the lifetime of the annuitant (the annuity has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option (b):	Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

Option (c):	Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant. Under this annuity option, it is possible to receive only one annuity payment.

Option (d):	Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

We may agree to other settlement options.

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Unless you direct otherwise, when an annuity is purchased, we will apply the participant’s account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant’s account values immediately before the purchase of the annuity.

Determination of Amount of the First Variable Annuity Payment

To determine the first payment under a variable annuity, we apply the participant’s account value for each Fund in accordance with the contract’s purchase rate tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before participant’s first annuity payment.

If the amount that would be applied under an option is less than $5,000, we will pay the participant’s account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.

Annuity Units and Variable Payments

After a participant’s first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant’s number of annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant for any annuity unless the annuitant transfers among Funds.

The annuity unit value for each subaccount was set at $10 for the valuation period when the first variable annuity was calculated for each subaccount. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each later subsequent variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers after Annuity Purchase

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

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Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•	the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Each six months we will send you a statement showing the number of accumulation units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future contributions. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 5358, Cincinnati, Ohio 45201; telephone 1-877-777-1112 (8:30 a.m. to 4:30 p.m. Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

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We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a “regulated investment company” under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year. Other factors may cause funds in a contract owned by a non-natural person to be tax-deferred.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you

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elect to withdraw any portion of your accumulation value in lieu of annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of the participant’s “investment in the contract.” Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity; or

•	incident to divorce.

If an election is made not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, the participant may be responsible for payment of estimated tax. The participant may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If the participant fails to provide his or her taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. They may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts received may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for contracts set up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of contributions. These restrictions do not affect rights to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

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Form V-4827

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Employer or employee payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits (before age 59 1/2) or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936.) If such a distribution is received, the participant may be able to make a “tax-free rollover” of the distribution into another qualified plan in which he or she is a participant or into one of the types of individual retirement arrangements permitted under the Code. A participant’s surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. (Different rules apply for tax-qualified plans.) This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

23

Form V-4827

Appendix A

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year
Ohio National Fund, Inc.:

Equity Portfolio	1999	$17.32	$20.49	123,655
	2000	20.49	18.87	114,667
	2001	18.87	17.05	115,133
	2002	17.05	13.67	123,529
	2003	13.67	19.47	149,235
	2004	19.47	21.60	163,717
	2005	21.60	22.61	137,802
	2006	22.61	23.80	119,200
	2007	23.80	22.10	99,573
	2008	22.10	9.85	86,405

Money Market Portfolio	1999	11.61	12.03	72,108
	2000	12.03	12.62	56,828
	2001	12.62	12.92	71,555
	2002	12.92	12.93	113,201
	2003	12.93	12.85	103,074
	2004	12.85	12.81	97,121
	2005	12.81	13.01	131,260
	2006	13.01	13.45	125,710
	2007	13.45	13.92	229,604
	2008	13.92	13.98	198,847

Bond Portfolio	1999	12.84	12.74	41,686
	2000	12.74	13.31	44,642
	2001	13.31	14.23	22,694
	2002	14.23	15.26	34,951
	2003	15.26	16.63	36,807
	2004	16.63	17.38	38,854
	2005	17.38	17.22	28,735
	2006	17.22	17.74	30,295
	2007	17.74	18.16	32,231
	2008	18.16	15.86	29,018

24

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year
Omni Portfolio	1999	$16.10	$17.68	143,525
	2000	17.68	14.86	115,175
	2001	14.86	12.74	102,201
	2002	12.74	9.71	101,108
	2003	9.71	12.09	107,499
	2004	12.09	12.78	105,359
	2005	12.78	13.80	58,780
	2006	13.80	15.43	56,717
	2007	15.43	16.29	51,612
	2008	16.29	11.02	47,753

International Portfolio	1999	13.13	21.69	96,945
	2000	21.69	16.65	102,308
	2001	16.65	11.57	107,016
	2002	11.57	9.06	106,506
	2003	9.06	11.85	119,396
	2004	11.85	13.21	117,465
	2005	13.21	14.26	96,914
	2006	14.26	16.78	96,649
	2007	16.78	18.11	97,220
	2008	18.11	9.64	85,064

International Small-Mid Company Portfolio	1999	13.42	27.61	14,362
	2000	27.61	18.99	18,696
	2001	18.99	13.25	17,022
	2002	13.25	11.11	18,382
	2003	11.11	16.88	22,382
	2004	16.88	20.13	26,983
	2005	20.13	25.62	30,976
	2006	25.62	31.94	35,636
	2007	31.94	37.02	35,997
	2008	37.02	17.79	29,833

Capital Appreciation Portfolio	1999	15.82	16.62	77,142
	2000	16.62	21.56	61,277
	2001	21.56	23.34	58,461
	2002	23.34	18.39	62,081
	2003	18.39	23.86	69,937
	2004	23.86	26.49	77,484
	2005	26.49	27.51	51,407
	2006	27.51	31.59	39,212
	2007	31.59	32.36	40,575
	2008	32.36	19.47	34,903

25

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year
Millennium Portfolio	1999	$17.51	$35.66	109,169
	2000	35.66	31.24	112,051
	2001	31.24	25.16	103,072
	2002	25.16	16.70	90,903
	2003	16.70	22.68	97,339
	2004	22.68	24.83	89,408
	2005	24.83	24.50	61,317
	2006	24.50	25.95	46,632
	2007	25.95	32.27	43,682
	2008	32.27	18.30	34,747

Aggressive Growth Portfolio	1999	14.76	15.40	36,760
	2000	15.40	11.04	40,338
	2001	11.04	7.43	51,052
	2002	7.43	5.28	59,086
	2003	5.28	6.85	74,403
	2004	6.85	7.37	75,111
	2005	7.37	8.24	43,367
	2006	8.24	8.60	37,755
	2007	8.60	10.99	41,723
	2008	10.99	6.11	30,967

Small Cap Growth Portfolio	1999	10.27	20.76	27,196
	2000	20.76	17.03	37,758
	2001	17.03	10.17	31,749
	2002	10.17	7.11	31,437
	2003	7.11	10.19	31,259
	2004	10.19	11.21	32,381
	2005	11.21	11.78	20,035
	2006	11.78	14.60	17,514
	2007	14.60	16.51	17,296
	2008	16.51	8.52	11,265

Mid Cap Opportunity Portfolio	1999	14.24	22.80	113,670
	2000	22.80	20.63	120,285
	2001	20.63	17.71	102,074
	2002	17.71	13.00	98,055
	2003	13.00	18.77	98,211
	2004	18.77	21.03	100,292
	2005	21.03	22.82	71,529
	2006	22.82	24.69	62,753
	2007	24.69	28.71	58,859
	2008	28.71	13.80	43,739

26

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year
S&P 500® Index Portfolio	1999	$16.68	$20.67	177,053
	2000	20.67	18.43	189,273
	2001	18.43	15.76	182,773
	2002	15.76	12.03	202,583
	2003	12.03	15.17	221,376
	2004	15.17	16.51	236,654
	2005	16.51	17.02	175,266
	2006	17.02	19.36	164,844
	2007	19.36	20.07	156,345
	2008	20.07	12.42	134,333

Capital Growth Portfolio	2000	10.00	10.36	12,119
	2001	10.36	8.73	13,710
	2002	8.73	4.99	21,126
	2003	4.99	6.90	30,908
	2004	6.90	8.15	34,574
	2005	8.15	8.25	26,840
	2006	8.25	9.78	21,897
	2007	9.78	10.73	23,809
	2008	10.73	6.74	26,307

High Income Bond Portfolio	2000	10.00	9.42	1,149
	2001	9.42	9.70	2,250
	2002	9.70	9.94	7,301
	2003	9.94	12.05	18,410
	2004	12.05	13.15	28,689
	2005	13.15	13.37	30,240
	2006	13.37	14.53	39,430
	2007	14.53	14.84	44,516
	2008	14.84	10.93	32,320

Strategic Value Portfolio	2000	10.00	10.33	262
	2001	10.33	9.76	1,076
	2002	9.76	7.76	5,280
	2003	7.76	9.69	13,180
	2004	9.69	10.48	18,235
	2005	10.48	10.83	13,814
	2006	10.83	12.43	18,587
	2007	12.43	11.19	20,682
	2008	11.19	7.92	24,040

Nasdaq-100® Index Portfolio	2000	10.00	6.03	131
	2001	6.03	4.01	4,606
	2002	4.01	2.48	31,591
	2003	2.48	3.62	49,264
	2004	3.62	3.93	61,454
	2005	3.93	3.93	57,491
	2006	3.93	4.13	59,086
	2007	4.13	4.84	54,018
	2008	4.84	2.77	50,816

27

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year
Bristol Portfolio	2002	$10.00	$7.83	0
	2003	7.83	10.23	144
	2004	10.23	10.97	1,506
	2005	10.97	12.12	1,741
	2006	12.12	13.93	2,305
	2007	13.93	14.80	2,903
	2008	14.80	8.68	3,201
Bryton Growth Portfolio	2002	10.00	6.82	74
	2003	6.82	9.12	1,513
	2004	9.12	9.68	3,574
	2005	9.68	9.96	3,733
	2006	9.96	11.47	4,447
	2007	11.47	12.44	5,221
	2008	12.44	7.42	8,501
Balanced Portfolio	2005	10.00	10.69	23
	2006	10.69	11.93	610
	2007	11.93	13.22	1,013
	2008	13.22	9.53	1,725
US Equity Portfolio	2005	10.00	11.49	3
	2006	11.49	12.24	190
	2007	12.24	13.66	828
	2008	13.66	7.01	1,191
Income Opportunity Portfolio	2005	10.00	10.62	1,172
	2006	10.62	10.92	1,010
	2007	10.92	11.67	1,388
	2008	11.67	9.11	0
Target VIP Portfolio	2008	10.00	5.51	0
Target Equity/Income	2008	10.00	5.30	9
Bristol Growth Portfolio	2008	10.00	5.90	22
Calvert Variable Series, Inc.:
Social Equity Portfolio	2003	10.00	6.58	17,314
	2004	6.58	6.95	15,497
	2005	6.95	7.17	12,587
	2006	7.17	7.79	11,095
	2007	7.79	8.45	11,516
	2008	8.45	5.36	10,099

The Dow® Target Variable Fund LLC:
The Dow® Target 10 Portfolios
First Quarter	2001	10.00	9.73	12
	2002	9.73	8.57	49
	2003	8.57	10.59	750
	2004	10.59	10.78	961
	2005	10.78	9.97	343
	2006	9.97	12.68	412
	2007	12.68	12.59	458
	2008	12.59	7.77	467

28

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year
Second Quarter	2000	$10.00	$11.00	10
	2001	11.00	10.63	73
	2002	10.63	9.79	107
	2003	9.79	12.40	903
	2004	12.40	12.47	972
	2005	12.47	11.99	197
	2006	11.99	15.33	256
	2007	15.33	15.89	327
	2008	15.89	8.42	309

Third Quarter	2000	10.00	11.62	32
	2001	11.62	11.08	40
	2002	11.08	10.00	124
	2003	10.00	12.29	431
	2004	12.29	12.53	565
	2005	12.53	11.69	184
	2006	11.69	14.76	244
	2007	14.76	15.37	296
	2008	15.37	9.01	299

Fourth Quarter	2000	10.00	11.63	36
	2001	11.63	11.29	63
	2002	11.29	10.51	104
	2003	10.51	12.84	369
	2004	12.84	12.81	500
	2005	12.81	12.07	158
	2006	12.07	15.18	258
	2007	15.18	15.51	307
	2008	15.51	9.95	325

The Dow® Target 5 Portfolios

First Quarter	2005	10.00	11.42	92
	2006	11.42	15.87	90
	2007	15.87	16.12	117
	2008	16.12	8.20	5

Second Quarter	2005	10.00	12.35	89
	2006	12.35	16.80	90
	2007	16.80	17.38	124
	2008	17.38	8.70	3

Third Quarter	2005	10.00	9.29	117
	2006	9.29	12.51	117
	2007	12.51	13.44	164
	2008	13.44	6.36	11

Fourth Quarter	2005	10.00	12.59	90
	2006	12.59	17.18	127
	2007	17.18	18.13	98
	2008	18.13	10.51	8

29

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year
Dreyfus Variable Investment Fund (Service Shares):

Appreciation Portfolio	2003	$10.00	$11.69	135
	2004	11.69	12.09	365
	2005	12.09	12.42	1,886
	2006	12.42	14.24	2,426
	2007	14.24	15.02	1,855
	2008	15.02	10.41	885

Fidelity® Variable Insurance Products Funds (Service Class 2):

VIP Contrafund® Portfolio	2000	10.00	9.23	317
	2001	9.23	7.97	1,061
	2002	7.97	7.11	16,282
	2003	7.11	8.99	38,442
	2004	8.99	10.22	71,449
	2005	10.22	11.76	112,101
	2006	11.76	12.93	151,318
	2007	12.93	14.96	164,046
	2008	14.96	8.46	155,665

VIP Mid Cap Portfolio	2000	10.00	11.15	911
	2001	11.15	10.61	4,838
	2002	10.61	9.42	24,125
	2003	9.42	12.85	30,283
	2004	12.85	15.81	79,390
	2005	15.81	18.41	83,058
	2006	18.41	20.42	91,242
	2007	20.42	23.23	96,115
	2008	23.23	13.84	77,773

VIP Growth Portfolio	2000	10.00	8.46	813
	2001	8.46	6.85	4,076
	2002	6.85	4.71	27,296
	2003	4.71	6.16	54,031
	2004	6.16	6.27	67,649
	2005	6.27	6.53	66,515
	2006	6.53	6.86	57,664
	2007	6.86	8.58	60,464
	2008	8.58	4.46	60,931

VIP Equity-Income Portfolio	2003	10.00	11.14	3,188
	2004	11.14	12.23	13,999
	2005	12.23	12.74	18,041
	2006	12.74	15.08	27,065
	2007	15.08	15.07	32,721
	2008	15.07	8.50	27,143

Financial Investors Variable Insurance Trust (Class II)

Ibbotson Conservative ETF Asset Allocation Portfolio	2008	10.00	9.34	473

30

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year
Ibbotson Income and Growth ETF Asset Allocation Portfolio	2008	$10.00	$8.36	531

Ibbotson Balanced ETF Asset Allocation Portfolio	2008	10.00	7.44	11,647

Ibbotson Growth ETF Asset Allocation Portfolio	2008	10.00	6.66	775

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	2008	10.00	6.14	323

Franklin Templeton Variable Insurance Products Trust (Class 2)

Franklin Income Securities Fund	2005	10.00	10.37	6,367
	2006	10.37	12.10	26,702
	2007	12.10	12.38	45,247
	2008	12.38	8.59	45,645

Franklin Flex Cap Growth Securities Fund	2005	10.00	11.14	4
	2006	11.14	11.56	82
	2007	11.56	13.04	403
	2008	13.04	8.32	1,146

Templeton Foreign Securities Fund	2005	10.00	11.18	4,710
	2006	11.18	13.40	8,065
	2007	13.40	15.27	18,299
	2008	15.27	8.98	15,266

Goldman Sachs Variable Insurance Trust (Institutional Shares):

Goldman Sachs Growth and Income Fund	2000	10.00	9.87	1,035
	2001	9.87	8.83	2,196
	2002	8.83	7.73	9,051
	2003	7.73	9.48	13,914
	2004	9.48	11.11	17,151
	2005	11.11	11.39	23,529
	2006	11.39	13.79	23,462
	2007	13.79	13.81	27,134
	2008	13.81	8.92	24,160

Goldman Sachs Structured U.S. Equity Fund	2000	10.00	9.74	1,307
	2001	9.74	8.46	1,864
	2002	8.46	6.52	3,664
	2003	6.52	8.32	6,134
	2004	8.32	9.45	9,874
	2005	9.45	9.93	13,350
	2006	9.93	11.06	14,273
	2007	11.06	10.73	7,302
	2008	10.73	6.67	6,198

31

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year
Goldman Sachs Capital Growth Fund	1999	$10.00	$11.17	4
	2000	11.17	10.15	1,883
	2001	10.15	8.56	3,185
	2002	8.56	6.39	11,143
	2003	6.39	7.80	21,564
	2004	7.80	8.40	21,515
	2005	8.40	8.53	10,717
	2006	8.53	9.14	10,966
	2007	9.14	9.93	13,315
	2008	9.93	5.71	11,820

Janus Adviser Series (S Shares):

Large Cap Growth	1999	10.00	11.64	87
	2000	11.64	9.98	26,949
	2001	9.98	7.56	41,550
	2002	7.56	5.48	69,415
	2003	5.48	7.04	96,641
	2004	7.04	7.26	97,500
	2005	7.26	7.45	85,625
	2006	7.45	8.09	92,040
	2007	8.09	9.08	87,937
	2008	9.08	5.41	67,061

International Growth	2003	10.00	11.33	89
	2004	11.33	13.39	3,241
	2005	13.39	17.41	16,039
	2006	17.41	24.84	36,612
	2007	24.84	30.92	49,647
	2008	30.92	15.55	45,111

Worldwide	1999	10.00	13.21	39
	2000	13.21	11.13	46,591
	2001	11.13	8.66	52,002
	2002	8.66	6.33	61,168
	2003	6.33	7.67	82,882
	2004	7.67	7.92	80,973
	2005	7.92	8.29	65,860
	2006	8.29	9.57	57,039
	2007	9.57	10.28	48,042
	2008	10.28	5.61	39,451

Balanced	1999	10.00	11.01	2,432
	2000	11.01	10.63	36,533
	2001	10.63	9.98	44,094
	2002	9.98	9.20	73,680
	2003	9.20	10.35	105,520
	2004	10.35	11.07	115,525
	2005	11.07	11.76	96,811
	2006	11.76	12.81	91,807
	2007	12.81	13.89	97,075
	2008	13.89	11.67	77,570

32

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year
J.P. Morgan Series Trust II:

JPMorgan Small Company Portfolio	2002	$10.00	$8.64	2,034
	2003	8.64	11.59	2,063
	2004	11.59	14.55	9,281
	2005	14.55	14.84	13,089
	2006	14.84	16.85	12,806
	2007	16.85	15.68	12,477
	2008	15.68	10.52	13,511

JPMorgan Mid Cap Value Portfolio	2002	10.00	10.90	6,324
	2003	10.90	13.94	14,655
	2004	13.94	16.65	16,390
	2005	16.65	17.94	19,495
	2006	17.94	20.68	23,825
	2007	20.68	20.91	24,387
	2008	20.91	13.78	21,965

Lazard Retirement Series, Inc. (Service Shares):

Lazard Retirement U.S. Small Cap Equity Portfolio	1999	10.00	10.53	3
	2000	10.53	12.58	709
	2001	12.58	14.73	8,224
	2002	14.73	11.96	22,276
	2003	11.96	16.19	30,489
	2004	16.19	18.36	36,028
	2005	18.36	18.84	37,087
	2006	18.84	21.57	39,689
	2007	21.57	19.75	38,395
	2008	19.75	12.38	29,625

Lazard Retirement Emerging Markets Equity Portfolio	2000	10.00	8.88	461
	2001	8.88	8.31	711
	2002	8.31	8.08	7,972
	2003	8.08	12.19	15,617
	2004	12.19	15.71	21,433
	2005	15.71	21.82	37,299
	2006	21.82	27.98	48,160
	2007	27.98	36.80	48,511
	2008	36.80	18.62	44,234

Lazard Retirement International Equity Portfolio	2005	10.00	11.43	1,105
	2006	11.43	13.82	3,156
	2007	13.82	15.10	2,813
	2008	15.10	9.39	2,224

Lazard Retirement U.S. Strategic Equity Portfolio	2005	10.00	10.59	53
	2006	10.59	12.28	480
	2007	12.28	12.00	935
	2008	12.00	7.66	2,375

33

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year
Legg Mason Partners Variable Equity Trust (Class I Shares):

Fundamental Value Portfolio	2005	$10.00	$10.94	11
	2006	10.94	12.75	98
	2007	12.75	12.73	1,495
	2008	12.73	7.96	232

Investors Portfolio	2006	10.00	12.84	91
	2007	12.84	13.16	1,957
	2008	13.16	8.36	1,653

MFS® Variable Insurance Trust (Service Class):

MFS® New Discovery Series	2002	10.00	7.77	917
	2003	7.77	10.23	3,542
	2004	10.23	10.72	8,114
	2005	10.72	11.11	6,632
	2006	11.11	12.39	5,837
	2007	12.39	12.49	7,978
	2008	12.49	7.45	4,957

MFS® Investors Growth Stock Series	2002	10.00	7.64	628
	2003	7.64	9.24	9,461
	2004	9.24	9.94	20,339
	2005	9.94	10.22	20,164
	2006	10.22	10.82	19,841
	2007	10.82	11.85	20,701
	2008	11.85	7.37	19,182

MFS® Mid Cap Growth Series	2002	10.00	6.19	1,124
	2003	6.19	8.35	6,156
	2004	8.35	9.42	10,292
	2005	9.42	9.56	10,191
	2006	9.56	9.65	10,524
	2007	9.65	10.43	10,895
	2008	10.43	4.98	11,759

MFS® Total Return Series	2001	10.00	10.25	158
	2002	10.25	9.58	8,704
	2003	9.58	10.96	29,795
	2004	10.96	12.01	57,107
	2005	12.01	12.16	65,628
	2006	12.16	13.39	62,425
	2007	13.39	13.73	54,670
	2008	13.73	10.52	42,280

Neuberger Berman Advisers Management Trust (S Class Shares)

AMT Regency Portfolio	2008	10.00	5.43	133

34

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year
PIMCO Variable Insurance Trust (Administrative Share Class):

Real Return Portfolio	2003	$10.00	$11.14	11,067
	2004	11.14	11.97	32,593
	2005	11.97	12.06	47,758
	2006	12.06	11.99	59,675
	2007	11.99	13.09	65,956
	2008	13.09	12.00	57,163

Total Return Portfolio	2003	10.00	10.65	7,426
	2004	10.65	11.02	13,908
	2005	11.02	11.14	18,774
	2006	11.14	11.41	26,369
	2007	11.41	12.25	38,871
	2008	12.25	12.67	38,149

Global Bond Portfolio	2003	10.00	11.80	11,268
	2004	11.80	12.88	15,730
	2005	12.88	11.86	10,253
	2006	11.86	12.25	10,866
	2007	12.25	13.26	14,121
	2008	13.26	12.98	28,902

The Prudential Series Fund, Inc. (Class II Shares):

Jennison Portfolio	2003	10.00	10.79	2
	2004	10.79	11.62	5
	2005	11.62	13.07	647
	2006	13.07	13.08	1,580
	2007	13.08	14.40	2,512
	2008	14.40	8.87	2,992

Jennison 20/20 Focus Portfolio	2003	10.00	11.02	5
	2004	11.02	12.54	1,441
	2005	12.54	15.00	2,599
	2006	15.00	16.82	9,871
	2007	16.82	18.27	21,812
	2008	18.27	10.93	29,464

Royce Capital Fund (Investment Class Shares):

Small Cap Portfolio	2003	10.00	13.96	5,319
	2004	13.96	17.21	20,713
	2005	17.21	18.44	38,922
	2006	18.44	21.02	51,615
	2007	21.02	20.30	53,523
	2008	20.30	14.58	52,198

35

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year
Micro-Cap Portfolio	2003	$10.00	$14.69	2,557
	2004	14.69	16.50	18,662
	2005	16.50	18.17	15,176
	2006	18.17	21.70	18,221
	2007	21.70	22.26	22,078
	2008	22.26	12.46	23,912

The Universal Institutional Funds, Inc. (Class II) (Van Kampen)

Van Kampen’s UIF International Growth Equity Portfolio	2008	10.00	5.05	76

Van Kampen’s UIF Capital Growth Portfolio	2008	10.00	5.11	71

The Universal Institutional Funds, Inc. (Van Kampen) (Class I):

Van Kampen’s UIF U.S. Real Estate Portfolio	2000	10.00	12.94	233
	2001	12.94	14.02	838
	2002	14.02	13.72	1,125
	2003	13.72	18.62	2,019
	2004	18.62	25.06	11,818
	2005	25.06	28.94	18,414
	2006	28.94	39.42	27,066
	2007	39.42	32.26	25,998
	2008	32.26	19.76	26,438

Van Kampen’s UIF Core Plus Fixed Income	2003	10.00	10.06	113
	2004	10.06	10.36	222
	2005	10.36	10.65	3,455
	2006	10.65	10.91	3,744
	2007	10.91	11.35	2,509
	2008	11.35	10.05	4,714

Wells Fargo Advantage FundsSM Variable Trust

VT Discovery Fund	1999	10.00	12.91	3
	2000	12.91	10.85	12,585
	2001	10.85	7.41	15,952
	2002	7.41	4.57	19,814
	2003	4.57	6.05	30,930
	2004	6.05	7.11	37,974
	2005	7.11	7.69	26,623
	2006	7.69	8.70	27,206
	2007	8.70	10.50	10,237
	2008	10.50	5.76	5,706

36

Form V-4827

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year
VT Opportunity Fund	2000	$10.00	$11.73	4,565
	2001	11.73	11.15	5,945
	2002	11.15	8.05	19,817
	2003	8.05	10.88	25,178
	2004	10.88	12.69	21,788
	2005	12.69	13.51	22,078
	2006	13.51	14.96	19,785
	2007	14.96	15.74	2,297
	2008	15.74	9.30	1,321

VT Small/Mid Cap Value Fund	2000	10.00	10.94	182
	2001	10.94	11.24	18
	2002	11.24	8.52	232
	2003	8.52	11.63	342
	2004	11.63	13.40	410
	2005	13.40	15.41	0
	2006	15.41	17.59	29
	2007	17.59	17.23	29
	2008	17.23	9.43	29

37

Form V-4827

Statement of Additional Information Contents

Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Financial Statements

1940 Act File Number 811-8642

1933 Act File Number 33-81784

38

Form V-4827

Ohio National Variable Account D
of
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone 800-366-6654
Statement of Additional Information
May 1, 2009
This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D (“VAD”) group variable annuity contracts dated May 1, 2009. To get a free copy of the VAD prospectus, write or call us at the above address.
Table of Contents

Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	3
Total Return	3
Financial Statements
Group Retirement Advantage

Independent Registered Public Accounting Firm
The financial statements of Ohio National Variable Account D and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.
Underwriter
We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ with respect to contracts issued by VAD, and the amounts retained by ONEQ, for each of the last three years have been:

	Aggregate	Retained
Year	Commissions	Commissions
2008	$180,848	None
2007	$199,556	None
2006	$193,695	None

2

Calculation of Money Market Yield
The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.
Total Return
The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)(exponent n) = ERV

where:	P = a hypothetical initial payment of $1,000,
T = the average annual total return,
n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).
We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.
In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns assume surrender of the contract and deduction of the applicable withdrawal charge at the ends of the periods shown.

3

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2008 and 2007
(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
The Ohio National Life Insurance Company:
We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audits of the consolidated financial statements, we have also audited financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
/s/  KPMG LLP
Columbus, Ohio
April 29, 2009

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Balance Sheets
December 31, 2008 and 2007
(Dollars in thousands, except share amounts)

	2008	2007
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity	$4,785,062	4,846,526
Fixed maturity securities on loan	—	850,243
Equity securities	28,903	19,815
Fixed maturity held-to-maturity securities, at amortized cost	735,134	680,095
Trading securities, at fair value:
Fixed maturity	2,850	4,794
Equity securities	4,972	8,623
Mortgage loans on real estate, net	1,359,015	1,302,890
Real estate, net	4,299	4,509
Policy loans	266,630	242,682
Other long-term investments	17,926	5,688
Short-term investments securities lending collateral	—	868,348
Short-term investments	264,554	—

Total investments	7,469,345	8,834,213

Cash	266,402	19,481
Accrued investment income	87,247	89,172
Deferred policy acquisition costs	1,201,525	1,019,795
Reinsurance recoverable	1,545,773	1,353,512
Other assets	75,483	66,609
Goodwill and intangible assets	755	755
Federal income tax recoverable	42,178	—
Assets held in separate accounts	5,672,490	7,272,457

Total assets	$16,361,198	18,655,994

Liabilities and Stockholder’s Equity

Future policy benefits and claims	$9,078,030	8,609,004
Policyholders’ dividend accumulations	51,231	52,955
Other policyholder funds	12,260	39,281
Notes payable (net of unamortized discount of $642 in 2008 and $678 in 2007)	105,358	105,322
Federal income taxes:
Current	—	1,083
Deferred	4,577	96,361
Payables for securities lending collateral	—	868,348
Other liabilities	201,199	185,639
Liabilities related to separate accounts	5,672,490	7,272,457

Total liabilities	15,125,145	17,230,450

Commitments and contingencies

Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	187,273	162,939
Accumulated other comprehensive (loss) income	(272,847)	18,039

Retained earnings	1,311,627	1,234,566

Total stockholder’s equity	1,236,053	1,425,544

Total liabilities and stockholder’s equity	$16,361,198	18,655,994

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Income
Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

	2008	2007	2006
Revenues:
Traditional life insurance premiums	$239,833	235,121	209,290
Annuity premiums and charges	109,465	88,435	69,548
Universal life policy charges	112,663	100,204	92,748
Accident and health insurance premiums	19,830	19,924	19,614
Investment management fees	7,688	9,270	7,620
Change in value of trading securities	(3,625)	422	399
Change in value of reinsurance derivatives	—	—	63
Net investment income	514,608	524,829	543,070
Net realized losses on investments	(131,523)	(4,439)	(14,613)
Other income	61,977	66,703	48,896

	930,916	1,040,469	976,635

Benefits and expenses:
Benefits and claims	314,265	544,296	538,823
Provision for policyholders’ dividends on participating policies	40,720	35,023	34,271
Amortization of deferred policy acquisition costs, excluding impact of realized gains (losses)	222,168	105,551	111,063
Amortization of deferred policy acquisition costs due to realized (losses) gains	(11,373)	(678)	2,606
Other operating costs and expenses	155,976	152,357	128,246

	721,756	836,549	815,009

Income before income taxes	209,160	203,920	161,626

Income taxes:
Current (benefit) expense	(10,582)	49,784	45,650
Deferred expense	80,681	15,916	8,653

	70,099	65,700	54,303

Net income	$139,061	138,220	107,323

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Changes in Stockholder’s Equity
Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

			Accumulated
	Class A	Additional	other		Total
	common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	(loss) income	earnings	equity
Balance, December 31, 2005	$10,000	162,939	103,862	1,068,023	1,344,824

Dividends to stockholder	—	—	—	(30,000)	(30,000)

Comprehensive income:
Net income	—	—	—	107,323	107,323
Other comprehensive loss	—	—	(47,990)	—	(47,990)

Total comprehensive income					59,333

Balance, December 31, 2006	10,000	162,939	55,872	1,145,346	1,374,157

Dividends to stockholder	—	—	—	(49,000)	(49,000)

Comprehensive income:
Net income	—	—	—	138,220	138,220
Other comprehensive loss	—	—	(35,973)	—	(35,973)

Total comprehensive income					102,247
SFAS 158 pension adjustment, net of federal income tax of $1,001	—	—	(1,860)	—	(1,860)

Balance, December 31, 2007	10,000	162,939	18,039	1,234,566	1,425,544

Capital contribution from parent	—	24,334	—	—	24,334

Dividends to stockholder	—	—	—	(62,000)	(62,000)

Comprehensive loss:
Net income	—	—	—	139,061	139,061
Other comprehensive loss	—	—	(290,886)	—	(290,886)

Total comprehensive loss					(151,825)

Balance, December 31, 2008	$10,000	187,273	(272,847)	1,311,627	1,236,053

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Cash Flows
Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

	2008	2007	2006
Cash flows from operating activities:
Net income	$139,061	138,220	107,323
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	2,517	124	1,945
Cost of fixed maturity trading securities acquired	(997)	—	(486)
Cost of equity securities trading securities acquired	—	(6,315)	—
Interest credited to policyholder account values	271,313	279,170	293,077
Universal life and investment-type product policy fees	(146,617)	(120,178)	(94,465)
Capitalization of deferred policy acquisition costs	(221,041)	(229,141)	(191,910)
Amortization of deferred policy acquisition costs	210,795	104,873	113,669
Amortization and depreciation	3,214	2,389	1,953
Net realized losses on investments	131,523	4,439	14,613
Change in value of trading securities	3,625	(422)	(399)
Deferred federal income tax expense	80,681	15,916	8,653
Change in value of reinsurance derivatives	—	—	(63)
Decrease in accrued investment income	1,925	3,306	3,538
Increase in other assets	(375,799)	(45,697)	(32,340)
Increase in policyholder liabilities	288,677	173,537	150,720
Decrease in policyholders’ dividend accumulations and other funds	(28,745)	(3,814)	(1,577)
(Decrease) increase in federal income tax payable	(43,261)	(3,890)	9,212
Increase (decrease) in other liabilities	22,560	14,108	(11,049)
Other, net	12,855	(4,639)	6,719

Net cash provided by operating activities	352,286	321,986	379,133

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	60,110	32,406	15,300
Proceeds from sale of fixed maturity available-for-sale securities	546,386	491,620	602,901
Proceeds from sale of available-for-sale equity securities	—	11,214	14,287
Proceeds from maturity of fixed maturity held-to-maturity securities	69,701	80,694	90,145
Proceeds from repayment of mortgage loans on real estate	129,576	156,797	199,707
Proceeds from sale of real estate	347	855	1,111
Cost of fixed maturity available-for-sale securities acquired	(498,341)	(297,027)	(386,150)
Cost of available-for-sale equity securities acquired	(9,136)	(5,743)	(14,051)
Cost of fixed maturity held-to-maturity securities acquired	(133,027)	(103,994)	(18,000)
Cost of mortgage loans on real estate acquired	(186,019)	(188,115)	(207,021)
Cost of real estate acquired	(562)	(855)	(566)
Change in payables for securities lending collateral, net	(868,348)	(267,074)	539,280
Net increase in short-term investments	(264,554)	—	—
Change in policy loans, net	(23,948)	(25,979)	(21,461)
Change in other invested assets, net	2,064	13,507	(2,387)

Net cash (used in) provided by investing activities	(1,175,751)	(101,694)	813,095

Cash flows from financing activities:
Universal life and investment product account deposits	2,786,556	2,803,028	2,177,981
Universal life and investment product account withdrawals	(2,525,518)	(3,258,626)	(2,847,707)
Capital contribution from parent	10,000	—	—
Dividends paid to parent	(69,000)	(42,000)	(30,000)

Net cash provided by (used in) financing activities	202,038	(497,598)	(699,726)

Net (decrease) increase in cash and cash equivalents	(621,427)	(277,306)	492,502

Cash and cash equivalents, beginning of year	887,829	1,165,135	672,633

Cash and cash equivalents, end of year	$266,402	887,829	1,165,135

Supplemental disclosures:
Income taxes paid	$31,089	52,069	35,935
Interest paid on notes payable	8,348	8,261	8,000
Non-cash capital contribution from parent in the form of other long-term investments	14,334	—	—
See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(1)	Organization, Consolidation Policy, and Business Description

The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC also owns approximately 80.5% of National Security Life and Annuity Company (NSLAC). Security Mutual Life Insurance Company of New York (SML) owns the remaining interest of NSLAC. NSLAC was previously owned by SMON Holdings, Inc. (SMON) and ONLIC owned a 51% interest in SMON with the remainder owned by SML. On February 17, 2007, the board of directors and stockholders (ONLIC and SML) of SMON authorized the dissolution of SMON and the transfer of NSLAC’s shares to the former stockholders of SMON in proportion to the stockholders’ interest in SMON at the time of SMON’s dissolution. On March 30, 2007, ONLIC and SML entered into a stock purchase agreement for ONLIC to purchase an additional 2,927 shares of NSLAC from SML for $6,000, thereby increasing ONLIC’s holdings in NSLAC to approximately 80.5% and decreasing SML’s holdings to approximately 19.5%. Effective December 19, 2008, Montgomery Re, Inc. (MONT) was formed as a special purpose financial captive life insurance company. All outstanding shares of MONT’s common stock are wholly owned by ONLIC.

ONLIC and its subsidiaries are collectively referred to as the “Company”. All significant intercompany accounts and transactions have been eliminated in consolidation.

On February 12, 1998, ONLIC’s Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company’s policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(n)), ONLIC became a stock company 100% owned by ONFS. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

The following is a description of the most significant risks facing life and health insurers:
Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.
Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.
Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. As a result of significant fixed annuity sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company’s largest distributor of fixed annuities contributed approximately 42% of total fixed annuity deposits in 2008 and approximately 20% of total fixed annuity deposits in 2007.
Based on policyholder account balances, the Company’s largest distributor accounted for approximately 38% and 47% of total fixed annuity reserves as of December 31, 2008 and 2007, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.
Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,545,773 and $1,353,512 as of December 31, 2008 and 2007, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.
Equity Market Risk is the risk of loss due to declines in the equity markets that the Company participates in. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed riders. There are four main types of benefits: guaranteed minimum death benefit (GMDB), guaranteed minimum income benefit (GMIB), guaranteed minimum account benefit (GMAB) and guaranteed minimum withdrawal benefit (GMWB). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The annuitization base is equal to premiums less withdrawals rolled up at 6% annually. The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. We will refer to the total of these four classes as the G reserves.
As of December 31, 2008, direct G reserves were $81.9 million, ceded G reserves were $302.4 million and net G reserves were $(220.5) million. As of December 31, 2007, direct G reserves were $20.7 million, ceded G reserves were $10.4 million and net G reserves were $10.3 million.
The total amount at risk under GMDB guarantees is determined by comparing each contract’s account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2008 was $1,892 million, of which $1,113 million was reinsured, with a net amount at risk of $779 million. The total amount at risk under GMDB features as of December 31, 2007 was $89 million, of which $65 million was reinsured, with a net amount at risk of $24 million. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMDB contract holders was 64 as of December 31, 2008 and 2007.
The total amount at risk under GMIB guarantees is determined by comparing each contract’s account value at the end of the year to the GMIB amount. The total amount at risk under GMIB features as of December 31, 2008 was $1,890 million, of which $1,689 million was reinsured with a non-affiliated reinsurer and $179 million was reinsured with Sycamore Re, wholly owned subsidiary of ONFS, with a net amount at risk of $22 million. The total amount at risk under GMIB features as of December 31, 2007 was $55.4 million, of which $55.4 million was reinsured with a non-affiliated reinsurer. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMIB contract holders was 62 as of December 31, 2008 and 2007.
The total amount at risk under GMAB and GMWB guarantees is determined by comparing each contract’s account value at the end of the year to the GMAB and GMWB amount. The total amount at risk under GMAB and GMWB features as of December 31, 2008 was $55.6 million, of which $0 was reinsured, with a net amount at risk of $55.6 million. The total amount at risk under GMAB and GMWB features as of December 31, 2007 was $0.2 million, of which $0 was reinsured, with a net amount at risk of $0.2 million. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMAB and GMWB contract holders was 63 and 62 as of December 31, 2008 and 2007, respectively.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.
(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).
(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. The mutual fund shares that comprise Separate Account seed money are classified as general account trading equity securities and stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. Fixed maturity securities not classified as held-to-maturity or trading and all other equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate.

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, management determines the fair value using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2008, 77.9% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.4% from the Company’s pricing matrices and 0.7% from other sources.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans on real estate are included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate held for company use is carried at cost less accumulated depreciation and valuation allowances. Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2(n)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. The process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

At the end of each quarter, all fixed maturity and equity securities are reviewed to determine whether impairments should be recorded. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or less than 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process includes an assessment of the credit quality of each investment in the entire securities portfolio. Additionally, other circumstances may be identified which cause analysis of individual securities, such as rapid declines in fair value, bankruptcies, and downgrades.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security interests or collateral, and (5) the Company’s ability and intent to hold the security to maturity or until it recovers in value. Furthermore, equity securities may experience other-than-temporary impairments based on prospects of recovery in a reasonable period of time.

For securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets, as amended by Financial Accounting Standards Board (FASB) Staff Position (FSP) EITF 99-20-1 (EITF 99-20), an other-than-temporary charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will collect amounts due under the contractual terms of the security.

To the extent the Company determines that a security is deemed to be other-than-temporarily impaired (OTI), the difference between amortized cost and fair value would be charged to income as a realized investment loss, resulting in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, certain securitized financial assets with contractual cash flows, including asset-backed securities, are also reviewed in accordance with EITF 99-20. EITF 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if it is probable that there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

(b)	Derivative Instruments

The Company enters into derivative transactions that do not meet the criteria for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may purchase long dated Standard and Poor’s 500 put options for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value in other long-term investments, with changes in fair value recorded in net realized gains (losses) on investments.

Embedded derivatives subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in benefits and claims.

(c)	Revenues and Benefits

Traditional Life Insurance Products – Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Investment Products and Universal Life Insurance Products — Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products — Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized as deferred acquisition costs (DAC). DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)). The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.75%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. If actual net separate account performance varies from the 9.75% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This assumption to the estimation of long-term returns is commonly referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below (1.64)% or in excess of 14.47% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs.

(e)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
guaranteed contracts, which are riders to existing variable annuity contracts. Separate Account seed money is recorded as a trading security.

(f)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 8).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 8).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 8).

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. In 1998 the Company began offering policies with a minimum guaranteed death benefit that is adjusted every three or six years to the current account value adjusted for withdrawals on a pro rata basis. Also during 1998, the Company introduced a minimum guaranteed death benefit equal to premiums paid less withdrawals. Riders were available that provided for a one year adjustment to the current account value, and a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount, adjusted for any withdrawals prior to death.

In 1999, the Company began selling a policy with a minimum guaranteed death benefit that is adjusted every eight years to the current account value adjusted for withdrawals on a pro-rata basis.

In 2001, the Company began selling enhanced benefits riders. These provide for an additional death benefit up to 40% of the excess of (a) the account value before any additional death benefits or other riders over (b) the contract basis. At no time will the additional death benefit exceed $1 million.

In 2004, the Company introduced a new rider to replace one of the 1998 GMDB riders. The 2004 rider provides for a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount (identical to the 1998 version). However, only the first 6% of
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis.

In 2005, two additional GMDB riders were introduced. The first provides a GMDB increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals prior to death. The second provides a GMDB increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals (dollar for dollar on the first 6%, pro rata on the remainder) prior to death.

In 2006, three new GMDB riders were introduced. The first rider replaced the 2004 version and the second replaced the 2005 version. The benefits of these two riders are the same as the ones they replaced. The third rider is an annual reset death benefit rider. This rider must be purchased in conjunction with the GMIB annual reset rider. The policyholder has the option each year to reset their death benefit amount to the GMIB amount. The assets and liabilities of these accounts are carried at market.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2002, the Company began selling a GMIB rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 6% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 85. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. In 2004, the Company introduced a new rider to replace the 2002 GMIB rider. This rider is identical to the original version except that only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis. In 2006, two riders replaced the 2004 version. They are identical to the 2004 version with the following modifications: the first has an optional annual reset provision and must be issued in conjunction with the annual reset death benefit rider; the second had an optional five year reset provision. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2003, the Company began selling a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

In 2004, the Company began selling two versions of a GMWB rider that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

(g)	Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represents approximately 8%, 9%, and 8% of the Company’s ordinary life insurance in force as of December 31, 2008, 2007, and 2006, respectively. The provision for policyholders’ dividends is based on current dividend scales.

(h)	Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(i)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the company’s deferred tax
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as part of the life/nonlife consolidated Federal income tax return of its ultimate parent, ONMH, and its U.S. domestic subsidiaries. Treasury Regulations are stringent as to when a life insurance company can join the consolidated Federal income tax return, generally requiring a five year waiting period. The Company’s life insurance subsidiary, MONT, met those rules and regulations. The Company, in 2007 acquired more than 80% ownership of NSLAC. NSLAC files its Federal income tax return on a separate company basis as it does not meet those rules and regulations, but it will be included in the life subgroup in 2013.

(j)	Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(k)	Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, contingencies, provision for income tax, valuation allowances for mortgage loans on real estate, impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(l)	Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchased price over the fair value of net assets acquired as goodwill. In accordance with GAAP, goodwill is not amortized, but rather is evaluated for impairment at the reporting unit level annually, using December 31 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. A two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment. In the second step, if the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see note 10).

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of the intangible and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 10). License fees are paid annually in order to keep the license in good standing.

(m)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(n)	Closed Block

The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue there from, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and while prepared in conformity with the American Institute of Certified Public Accountant’s Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information of the Closed Block as of December 31, 2008 and 2007, and for each of the years in the three-year period ended December 31, 2008 follows:

	2008	2007
Closed Block assets:
Fixed maturity securities available for sale, at fair value (amortized cost of $319,565 and $328,930, as of December 31, 2008 and 2007, respectively)	$283,629	337,232
Fixed maturity securities held-to-maturity, at amortized cost	53,418	59,994
Mortgage loans on real estate, net	107,633	120,256
Policy loans	127,538	126,232
Short-term investments	28,680	4,742
Accrued investment income	5,536	5,489
Deferred policy acquisition costs	73,599	75,606
Reinsurance recoverable	1,750	1,711
Deferred federal income taxes	12,578	—
Other assets	14,619	1,725

	$708,980	732,987

Closed Block liabilities:
Future policy benefits and claims	$694,811	696,996
Policyholders’ dividend accumulations	51,159	52,900
Other policyholder funds	—	15,530
Deferred federal income taxes	—	2,906
Other liabilities	3,067	3,039

	$749,037	771,371

(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	2008	2007	2006
Closed Block revenues and expenses:
Traditional life insurance premiums	$41,804	43,915	46,112
Net investment income	45,695	45,028	46,153
Net realized losses on investments	(4,487)	(16)	(578)
Benefits and claims	(53,547)	(56,571)	(55,567)
Provision for policyholders’ dividends on participating policies	(20,101)	(18,125)	(20,948)
Amortization of deferred policy acquisition costs	(3,902)	(3,972)	(4,040)
Other operating costs and expenses	(3,715)	(3,508)	(3,591)

Income before federal income taxes	$1,747	6,751	7,541

(o)	Recently Issued Accounting Pronouncements

In April 2009, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) 115-2 and Financial Accounting Standard (FAS) 124-2, Recognition and Presentation of Other-Than-Temporary Impairments (FSP 115-2 and FAS 124-2). FSP FAS 115-2 and FAS 124-2 on other-than-temporary impairments is intended to bring greater consistency to the timing of impairment recognition, and provide greater clarity to investors about the credit and noncredit components of impaired debt securities that are not expected to be sold. The measure of impairment in comprehensive income remains fair value. The FSP also requires increased and more timely disclosures sought by investors regarding expected cash flows, credit losses, and an aging of securities with unrealized losses. The FSP 115-2 and FAS 124-2 is effective for interim and annual periods ending after June 15, 2009, but entities may early adopt it for the interim and annual periods ending after March 15, 2009. The Company is still evaluating the impact of adoption.

In April 2009, the FASB issued FSP FAS 107-1 and Accounting Principles Board opinion (APB) 28-1, Interim Disclosures about Fair Value of Financial Instruments (FSP FAS 107-1 and APB 28-1). FSP FAS 107-1 and APB 28-1 relates to fair value disclosures for any financial instruments that are not currently reflected on the balance sheet of companies at fair value. Prior to issuing this FSP, fair values for these assets and liabilities were only disclosed once a year. The FSP now requires these disclosures on a quarterly basis, providing qualitative and quantitative information about fair value estimates for all those financial instruments not measured on the balance sheet at fair value. The FSP FAS 107-1 and APB 28-1 is effective for interim and annual periods ending after June 15,
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
2009, but entities may early adopt it for the interim and annual periods ending after March 15, 2009. The Company is still evaluating the impact of adoption.
In January 2009, the FASB issued Emerging Issues Task Force (EITF) Issue No. 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. FSP EITF 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008, and will be applied prospectively. Retrospective application to a prior interim or annual reporting period is not permitted. The Company has adopted FSP EITF 99-20-1 effective December 31, 2008 and will apply the standard prospectively, as is required.

In December 2008, the FASB issued FSP FAS 132R-1, Employers’ Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132R-1). FSP FAS 132R-1 amends FASB Statement No. 132 revised in 2003, Employers’ Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of FSP FAS 132R-1 related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. FSP FAS 132R-1 will have no impact on the Company’s disclosures.

In April 2009, the FASB issued FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP FAS 157-4). FSP FAS 157-4 relates to determining fair values when there is no active market or where the price inputs being used represent distressed sales. It reaffirms what Statement 157 states is the objective of fair value measurement — to reflect how much an asset would be sold for in an orderly transaction (as opposed to a distressed or forced transaction) at the date of the financial statements under current market conditions. Specifically, it reaffirms the need to use judgment to ascertain if a formerly active market has become inactive and in determining fair values when markets have become inactive. The FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009, but entities may early adopt it for the interim and annual periods ending after March 15, 2009. The Company is still evaluating the impact of adoption.

In October 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (FSP FAS 157-3). FSP FAS 157-3 clarifies the application of SFAS No. 157, Fair Value Measurements (SFAS 157), in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. The adoption of FSP FAS 157-3 did not have a material impact on the Company’s financial position or results of operations.

In May 2008, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. GAAP (the GAAP hierarchy). The Company adopted SFAS 162 effective November 15, 2008. On the date of adoption, there was no impact on the Company’s current practices.

In April 2008, the FASB issued FSP FAS 142-3, Determination of the Useful Life of Intangible Assets (FSP FAS 142-3). FSP FAS 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). FSP FAS 142-3 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company does not expect the new factors to materially change the Company’s current methodologies.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities – An Amendment of SFAS No. 133 (SFAS 161). SFAS 161 seeks to improve financial reporting for derivative instruments and hedging activities by requiring enhanced disclosures regarding the impact on financial position, financial performance, and cash flows. To achieve this increased transparency, SFAS 161 requires (1) the disclosure of the fair value of derivative instruments and gains and losses in a tabular format; (2) the disclosure of derivative features that are credit risk-related; and (3) cross-referencing within the footnotes. The Company adopted SFAS 161 effective December 31, 2008. The provisions of SFAS 161 were applied as required by the Company on the adoption date. See note 7 for the required disclosures.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141(R)). This Statement replaces SFAS 141, Business Combinations and requires an acquirer to recognize the assets acquired, the liabilities assumed, including those arising from contractual contingencies, any contingent consideration, and any noncontrolling interest in the acquiree at the acquisition date, measured at their fair values as of that date, with limited exceptions specified in the statement. SFAS 141(R) also requires the acquirer in a business combination achieved in stages (sometimes referred to as a step acquisition) to recognize the identifiable assets and liabilities, as well as the noncontrolling interest in the acquiree, at the full amounts of their fair values (or other values determined in accordance with SFAS 141(R)). In addition, SFAS 141(R)’s requirement to measure the noncontrolling interest in the acquiree at fair value will result in recognizing the goodwill attributable to the noncontrolling interest in addition to that attributable to the acquirer. SFAS 141(R) amends SFAS 109, Accounting for Income Taxes, to require the acquirer to recognize changes in the amount of its deferred tax benefits that are recognizable because of a business combination either in income from continuing operations in the period of the combination or directly in contributed capital, depending on the circumstances. It also amends SFAS 142, Goodwill and Other Intangible Assets, to, among other things, provide guidance on the impairment testing of acquired research and development intangible assets and assets that the acquirer intends not to use. The provisions of SFAS 141(R) are effective for fiscal years beginning after December 15, 2008 and
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
are to be applied prospectively only. Early adoption is not permitted. The Company will apply the provisions of SFAS 141(R) as required when effective. The Company will adopt SFAS 141 (R) effective January 1, 2009 and will apply it to any business combination on or after that date.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements (SFAS 160). SFAS 160 amends Accounting Research Bulletin 51 (ARB 51), Consolidated Financial Statements, to establish accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. It also clarifies that a noncontrolling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements. SFAS 160 also changes the way the consolidated income statement is presented by requiring consolidated net income to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest. It also requires disclosure, on the face of the consolidated statement of income, of the amounts of consolidated net income attributable to the parent and to the noncontrolling interest. SFAS 160 requires that a parent recognize a gain or loss in net income when a subsidiary is deconsolidated and requires expanded disclosures in the consolidated financial statements that clearly identify and distinguish between the interests of the parent owners and the interests of the noncontrolling owners of a subsidiary. SFAS 160 is effective for fiscal periods, and interim periods within those fiscal years, beginning on or after December 15, 2008. Early adoption is prohibited. SFAS 160 requires prospective application as of the beginning of the fiscal year in which the standard is initially applied, except for the presentation and disclosure requirements which are to be applied retrospectively for all periods presented. The Company will apply the provisions of SFAS 160 effective January 1, 2009 to all acquisitions and dispositions of noncontrolling interests on or after that date.

In June 2007, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are deemed to be investment companies, this SOP also addresses whether the specialized industry accounting principles of the Guide (investment company accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (equity method investor). In addition, this SOP includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. SOP 07-1 was to be effective for fiscal years beginning on or after December 15, 2007; however, in February 2008, the FASB issued FASB Staff Position No. SOP 07-1-1, Effective Date of AICPA Statement of Position 07-1, which amends SOP 07-1 to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that did not early adopt the
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
SOP before December 15, 2007. The Company did not early adopt SOP 07-1. The Company will continue to monitor the FASB and AICPA deliberations regarding this statement.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company did not apply the fair value option to any existing financial assets or liabilities as of January 1, 2008. Consequently, the initial adoption of SFAS 159 did not have any impact on the Company’s results of operations or financial position. The Company will assess the fair value election for new financial assets and liabilities prospectively.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of SFAS Statements No. 87, 88, 106, and 132 (R) (SFAS 158). SFAS 158 requires an employer to: (a) recognize an asset for the funded status, measured as the difference between the fair value of plan assets and the benefit obligation, of defined benefit postretirement plans that are overfunded and a liability for plans that are underfunded, measured as of the employer’s fiscal year end; and (b) recognize changes in the funded status of defined benefit postretirement plans, other than for the net periodic benefit cost included in net income, in accumulated other comprehensive income. For pension plans, the funded status must be based on the projected benefit obligation. The provisions of SFAS Statement No. 87, Employers’ Accounting for Pensions (SFAS 87) and SFAS Statement No. 106, Employers’ Accounting for Postretirement Benefits Other Than Pensions in measuring plan assets and benefit obligations and in determining the amount of net periodic benefit cost continue to apply upon initial and subsequent application of SFAS 158. The adoption of SFAS 158 as of December 31, 2007 resulted in a reduction in the balance of the accumulated other comprehensive income component of equity of $1,860, net of tax of $1,001, at December 31, 2007.

In September 2006, the FASB issued SFAS No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. In February 2008, the FASB issued FASB Staff Position No. 157-2 Effective Date of FASB Statement 157, which permits the deferral of the effective date of SFAS 157 to fiscal years beginning after November 15, 2008 for all nonfinancial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company plans to utilize the deferral for nonfinancial assets and liabilities. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material effect on the Company’s results of operations or financial position. See note 5 for the required disclosures.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. On the date of adoption, there was no impact to the Company’s financial position or results of operation.

In February, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2007. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, the Accounting Standards Executive Committee of the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company recorded no cumulative effect adjustment related to the adoption of SOP 05-1 as of January 1, 2007 and does not expect it to have a material impact on its ongoing financial position or results of operations.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(3)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC and MONT, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. The 2008 statutory results are unaudited as of the date of this report.

ONLIC has received approval from the Ohio Insurance Department regarding the use of two permitted practices in its statutory financial statements as of December 31, 2008. The first permitted practice relates to the statutory accounting for deferred income taxes. Specifically, this permitted practice modifies the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends. The second permitted practice relates to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Specifically, this permitted practice allows the Company to calculate its reserves for variable annuities that provide guaranteed living benefits using the asset adequacy analysis requirements from the NAIC Actuarial Guideline 34 (AG34) instead of the method prescribed by the NAIC in Actuarial Guideline 39 (AG39). These permitted practices resulted in an increase to the Company’s statutory surplus of $32.3 million as of December 31, 2008. The effects of these permitted practices are included in the 2008 statutory amounts shown below.

ONLIC has received approval from the Ohio Insurance Department regarding the use of one permitted practice in the statutory financial statements of its Ohio-domiciled life insurance subsidiary ONLAC, as of December 31, 2008. This permitted practice relates to the statutory accounting for deferred income taxes. Specifically, this permitted practice modifies the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends. This permitted practice resulted in an increase to the ONLAC’s statutory surplus of $27.9 million as of December 31, 2008. The effect of this permitted practice is included in the 2008 statutory amounts shown below.

The Company has received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements of its Vermont-domiciled captive life insurance subsidiary MONT, as of December 19, 2008. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset a letter of credit used to fund the Company’s reinsurance obligations to the ceding companies. Under NAIC statutory accounting principles, the letter of credit would not be treated as an admitted asset. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
NSLAC has no permitted statutory accounting practices.

The combined statutory basis net (loss) income of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations, was $(232,940), $43,379, and $69,384 for the years ended December 31, 2008, 2007, and 2006, respectively. The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations, was $757,192 and $794,948, as of December 31, 2008 and 2007, respectively. The primary reasons for the differences between statutory accounting and GAAP accounting are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) reserves are reported gross of ceded reinsurance balances; (8) changes in deferred taxes are recognized in operations; (9) the costs of providing defined pension benefits include nonvested participants; (10) the costs of providing postretirement benefits include nonvested participants; (11) there is a presentation of other comprehensive income and comprehensive income; (12) consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity’s expected losses and/or expected residual returns while for statutory, consolidation is not applicable; (13) the statements of cash flows are not presented in the manner prescribed by the NAIC; and (14) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholder’s equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31, 2008, 2007, and 2006 were as follows:

	2008	2007	2006
Foreign currency translation adjustment	$15	629	100
Pension liability adjustment, net of tax	(10,196)	156	414
Unrealized losses on securities available-for-sale arising during the period:
Net of adjustment to deferred policy acquisition costs and future policy benefits and claims	(437,380)	(51,834)	(71,592)
Related income tax benefit	153,216	18,165	25,041

	(294,345)	(32,884)	(46,037)

Less:
Reclassification adjustment for:
Net (losses) gains on securities available-for-sale realized during the period:
Gross	(5,322)	4,752	3,004
Related income tax benefit (expense)	1,863	(1,663)	(1,051)

	(3,459)	3,089	1,953

Other comprehensive loss	$(290,886)	(35,973)	(47,990)

(5)	Disclosures about the Fair Value of Assets, including Financial Instruments

SFAS 157 Transition

As described in note 2(o), the Company adopted SFAS 157 effective January 1, 2008. The Company applied the provisions of SFAS 157 prospectively to financial instruments that are recorded at fair value, including its GMIB reinsurance contract that is accounted for as a freestanding derivative and embedded derivatives on variable annuities with GMAB and GMWB riders. Prior to January 1, 2008, the Company used the guidance prescribed in SFAS 133 and other related literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
SFAS 157: Fair Value Hierarchy

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company plans to utilize the deferral for non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis, in accordance with FSP FAS 157-2.

In accordance with SFAS 157, the Company categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the consolidated balance sheet as follows:
•	Level 1 — Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds and bank deposits.

•	Level 2 — Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities (MBSs), certain corporate debt, certain private placements and equity securities, certain foreign government debt securities, and certain derivatives.

•	Level 3 — Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain mortgage-backed securities, certain corporate debt, and certain derivatives, including embedded derivatives associated with living benefit contracts.
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as follows:
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	December 31, 2008
	Level 1	Level 2	Level 3	Total
Assets

Investments
Securities available-for-sale:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government	$—	95,452	—	95,452
Federal agency issued securities	—	133,302	—	133,302
Obligations of states and political subdivisions	—	37,192	—	37,192
Debt securities issued by foreign governments	—	4,781	—	4,781
Corporate securities	—	3,274,544	6,764	3,281,308
Mortgage-backed securities	—	1,168,210	64,817	1,233,027
Equity securities	—	28,903	—	28,903

Trading securities:
Fixed maturity corporate securities	—	2,850	—	2,850
Equity securities	—	4,972	—	4,972

Other long-term investments:
Derivative instruments	—	14,334	—	14,334

Short-term investments	—	264,554	—	264,554

Other assets
Cash	(56,596)	322,998	—	266,402
Reinsurance recoverable:
GMIB reinsurance derivative	—	—	272,314	272,314
Assets held in Separate Accounts	—	5,672,490	—	5,672,490

Total Assets	$(56,596)	11,024,582	343,895	11,311,881

Liabilities
GMAB/GMWB embedded derivatives	$—	—	15,334	15,334

Total liabilities	$—	—	15,334	15,334

(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of SFAS 157 reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above table.

Cash

Cash is considered Level 1 for the purposes of our SFAS 157 classification as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(j). The Company classifies the fair values of investments held in repurchase agreements as Level 2 since the value is based on market observable data.

Short-Term Investments

Short-term investments include fixed maturity securities that mature in less than one year. The majority of short-term investments are valued in the same manner as the fixed maturity securities noted below.

Fixed Maturity and Equity Securities

As discussed in note 2(a), fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these fair values have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations which utilize inputs that may be difficult to corroborate with observable market data and may be non-binding quotes. The Company has classified these fair values within Level 3.

As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2.

Derivative Instruments

As discussed in note 7, the Company currently enters into equity put options to economically hedge liabilities embedded in certain variable annuity products. The equity put options are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. The Company has classified these fair values as Level 2.

GMIB Reinsurance and GMAB and GMWB Embedded Derivatives

The fair value for the GMIB reinsurance derivative is estimated using the present value of future claims minus the present value of future premiums using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of this reinsurance derivative now includes an adjustment for the counterparty’s nonperformance risk and risk margins for non-capital market inputs. The counterparty’s credit adjustment is determined taking into consideration publicly available information relating to the counterparty’s debt and claims paying ability. Risk margins are established to capture the non-capital market risk of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, mortality, and lapses. The establishment of risk margins requires the use of significant management judgment. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the counterparty’s credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

The Company also issues certain variable annuity products with guaranteed minimum benefit riders. GMAB and GMWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. For GMAB and GMWB embedded derivatives, the same valuation methodology is applied per above except the fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.

The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMIB reinsurance, and GMAB and GMWB embedded derivatives are categorized as Level 3.

Separate Account Assets
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are fair valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 2 since the net asset value is calculated using market observable data and the mutual funds are restricted to variable annuity policyholders.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value as follows:

	For the Year Ended December 31, 2008
				Activity			Change in
				during			unrealized
		Net investment gain/(loss)		the period			gains/(losses) in
				(Purchases			earnings
		In earnings		issuances,	Transfers		attributable to
	Beginning	(realized and	Unrealized	sales and	in/(out) of	Ending	assets still held at
	balance	unrealized) [1]	in OCI [2]	settlements)	level 3	balance	the reporting date
Assets

Investments
Securities available for sale:
Fixed maturity securities
Corporate securities	$30,176	(5,279)	(6,838)	(3,429)	(7,866)	6,764	(5,279)
Mortgage-backed securities	104,350	(9,979)	(12,142)	(11,194)	(6,218)	64,817	(8,883)

Total investments	$134,526	(15,258)	(18,980)	(14,623)	(14,084)	71,581	(14,162)

Other assets
GMIB reinsurance	4,553	282,153	—	(14,392)	—	272,314	282,153

Total assets	$139,079	266,895	(18,980)	(29,015)	(14,084)	343,895	267,991

Liabilities
GMAB/GMWB embedded derivative	$2,001	13,333	—	—	—	15,334	13,333

Total liabilities	$2,001	13,333	—	—	—	15,334	13,333

[1]	Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.
Level 3 Asset Transfers

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
hierarchy levels of financial assets and liabilities. As of December 31, 2008, the Company began pricing certain items using market observable data rather than internal models or broker quotes. This change resulted in net transfers out of Level 3 of $14,084 as of December 31, 2008.

SFAS 107: Disclosures about Fair Value of Financial Instruments

SFAS 107 requires disclosure of fair value information about existing on- and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to SFAS 107 disclosure that have not been presented at fair value in the SFAS 157 tables above are presented in the table below as follows:

	As of December 31, 2008
	Carrying	Estimated
	value	fair value
Assets:
Fixed maturity held-to-maturity securities	$735,134	686,984
Mortgage loans on real estate	1,359,015	1,380,013
Policy loans	266,630	317,211

Liabilities:
Investment contracts	$4,112,013	4,151,009
Policyholders’ dividend accumulations and other policyholder funds	63,491	63,491
Notes payable	105,358	92,601
In estimating the fair value for financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities — The fair value for fixed maturity held-to-maturity securities is generally determined from quoted market prices traded in the public marketplace. For fixed maturity held-to-maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

Mortgage Loans on Real Estate — The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Policy loans — The fair value for policy loans were estimated using discounted cash flow calculations.

Investment contracts — The fair value for the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

Notes Payable — The fair value for notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments.

(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2008	2007	2006
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$362,950	374,981	401,830
Equity securities	1,116	1,265	102
Fixed maturity trading securities	169	215	266
Fixed maturity held-to-maturity securities	50,167	46,341	39,882
Mortgage loans on real estate	93,890	95,057	99,568
Real estate	583	658	715
Policy loans	15,814	14,018	12,562
Short-term investments	4,600	2,753	2,629
Other long-term investments	(47)	3,621	(414)

Total gross investment income	529,242	538,909	557,140

Interest expense	(8,384)	(8,261)	(8,000)
Other investment expenses	(6,250)	(5,819)	(6,070)

Net investment income	$514,608	524,829	543,070

(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	Realized gains (losses) on investments
	2008	2007	2006
Securities available-for-sale:
Fixed maturity securities	$(121,463)	(4,438)	(16,488)
Equity securities	(692)	296	1,386
Fixed maturity held-to-maturity securities	(8,695)	(51)	13
Mortgage loans on real estate	—	—	(8)
Real estate	(353)	(77)	219

Total realized losses on investments	(131,203)	(4,270)	(14,878)

Change in valuation allowances for mortgage loans on real estate	(320)	(169)	265

Net realized losses on investments	$(131,523)	(4,439)	(14,613)

Realized losses on investments, as shown in the table above, include write-downs for OTI of $144,938, $9,142, and $15,065 for the years ended December 31, 2008, 2007, and 2006, respectively. As of December 31, 2008, fixed maturity securities with a carrying value of $65,524, which had a cumulative write-down of $147,859 due to OTI, remained in the Company’s investment portfolio.

The following table summarizes other-than-temporary impairments by asset type for the years ended December 31:

	2008	2007	2006
Fixed maturity securities:
Corporate securities	$134,588	5,280	403
Mortgage-backed securities	10,350	3,862	13,937

Total fixed maturity securities	144,938	9,142	14,340
Other	—	—	725

Total other-than temporary and other investment impairments	$144,938	9,142	15,065

(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading, and held-to-maturity and equity securities available-for-sale and trading were as follows:

	December 31, 2008
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$89,652	6,265	(465)	95,452
Federal agency issued securities[1]	132,760	542	—	133,302
Obligations of states and political subdivisions	36,854	1,477	(1,139)	37,192
Debt securities issued by foreign governments	4,328	570	(117)	4,781
Corporate securities	3,755,454	90,002	(564,148)	3,281,308
Mortgage-backed securities	1,415,332	33,468	(215,773)	1,233,027

Total fixed maturity securities	$5,434,380	132,324	(781,642)	4,785,062

Equity securities	$25,985	2,927	(9)	28,903

Trading securities:
Fixed maturity corporate securities	$3,058	72	(280)	2,850

Equity securities	7,736	—	(2,764)	4,972

Fixed maturity held-to-maturity securities:
Obligations of states and political subdivisions	$2,150	—	(106)	2,044
Debt securities issued by foreign governments	1,000	—	—	1,000
Corporate securities	731,470	8,673	(56,681)	683,462
Mortgage-backed securities	514	3	(39)	478

Total held-to-maturity	$735,134	8,676	(56,826)	686,984

[1]	Federal agency issued securities are not backed by the full faith and credit of the U.S. Government.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	December 31, 2007
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$282,831	7,923	(449)	290,305
Federal agency issued securities[1]	163,213	339	(221)	163,331
Obligations of states and political subdivisions	75,121	10,857	—	85,978
Debt securities issued by foreign governments	22,260	520	(563)	22,217
Corporate securities	3,723,563	182,526	(140,670)	3,765,419
Mortgage-backed securities	1,400,035	21,202	(51,718)	1,369,519

Total fixed maturity securities	$5,667,023	223,367	(193,621)	5,696,769

Equity securities	$16,849	2,967	(1)	19,815

Trading securities:
Fixed maturity corporate securities	$5,028	7	(241)	4,794

Equity securities	7,736	887	—	8,623

Fixed maturity held-to-maturity securities:
Obligations of states and political subdivisions	$2,210	284	—	2,494
Debt securities issued by foreign governments	1,000	—	—	1,000
Corporate securities	669,821	32,387	(5,346)	696,862
Mortgage-backed securities	7,064	955	—	8,019

Total held-to-maturity	$680,095	33,626	(5,346)	708,375

[1]	Federal agency issued securities are not backed by the full faith and credit of the U.S. Government.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

	2008	2007
Net unrealized (losses) gains, before adjustments and taxes	$(646,400)	32,712
Less:
Unrealized (losses) gains related to Closed Block	(35,936)	8,303
Adjustment to future policy benefits and claims	—	348
Adjustment to deferred policy acquisition costs	(199,120)	3,145
Deferred federal income taxes	(143,238)	8,115

Net unrealized (losses) gains	$(268,106)	12,801

An analysis of the change in net unrealized gains (losses), before adjustments and taxes, on securities available-for-sale is as follows for the years ended December 31:

	2008	2007	2006
Securities available-for-sale:
Fixed maturity securities	$(679,064)	(90,164)	(98,302)
Equity securities	(48)	(510)	1,509

Change in net unrealized gains (losses)	(679,112)	(90,674)	(96,793)

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2008, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2008.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$236,351	231,721	753	753	29,136	29,130
Due after one year through five years	841,376	771,169	880	829	240,051	229,492
Due after five years through ten years	2,065,111	1,779,516	1,425	1,268	352,654	315,046
Due after ten years	2,291,542	2,002,656	—	—	113,293	113,316

Total	$5,434,380	4,785,062	3,058	2,850	735,134	686,984

(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

	2008
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
U.S. Treasury securities and obligations of U.S. government	$14,545	(465)	—	—	14,545	(465)
Obligations of states and political subdivisions	19,530	(1,245)	—	—	19,530	(1,245)
Debt securities issued by foreign governments	1,128	(117)	—	—	1,128	(117)
Corporate securities	1,790,624	(282,262)	988,025	(338,847)	2,778,649	(621,109)
Mortgage-backed securities	225,823	(51,563)	404,476	(164,249)	630,299	(215,812)

Total fixed maturity securities	2,051,650	(335,652)	1,392,501	(503,096)	3,444,151	(838,748)

Equity securities	2	(2)	6	(7)	8	(9)

Total	$2,051,652	(335,654)	1,392,507	(503,103)	3,444,159	(838,757)

	2007
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
U.S. Treasury securities and obligations of U.S. government	$40,851	(315)	10,265	(134)	51,116	(449)
Federal agency issued securities	61,428	(121)	83,037	(100)	144,465	(221)
Debt securities issued by foreign governments	—	—	13,799	(563)	13,799	(563)
Corporate securities	793,785	(41,732)	938,496	(104,525)	1,732,281	(146,257)
Mortgage-backed securities	228,116	(12,760)	355,166	(38,958)	583,282	(51,718)

Total fixed maturity securities	1,124,180	(54,928)	1,400,763	(144,280)	2,524,943	(199,208)

Equity securities	—	—	2	(1)	2	(1)

Total	$1,124,180	(54,928)	1,400,765	(144,281)	2,524,945	(199,209)

In accordance with its policy described in note 2(a), the Company concluded that no securities reflected in the tables above were other-than-temporarily impaired and, therefore, no write-downs were deemed necessary as of December 31, 2008 and 2007.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The majority of the increases in the Company’s unrealized losses reflected in the tables above from December 31, 2007 to December 31, 2008 were attributable to corporate securities and mortgage-backed securities. The increase in unrealized losses on corporate securities was primarily due to significant increases in credit spreads, illiquid markets, and volatility in investment quality ratings as a result of the credit market disruptions in the fourth quarter of 2008. The increase in unrealized losses on mortgage-backed securities was primarily due to an increase in credit spreads and decrease in market liquidity resulting from concern about mortgage defaults.

Securities with unrealized losses for less than twelve consecutive months included 525 issues with a carrying value of $2,051,652 and unrealized losses of $335,654 at December 31, 2008; and 262 issues with a carrying value of $1,124,180 and unrealized losses of $54,928 at December 31, 2007. Of this portfolio, 89.0% and 86.6% were investment grade (rated AAA through BBB-) with associated unrealized losses of $213,273 and $38,865 at December 31, 2008 and 2007, respectively.

Securities with unrealized losses for twelve consecutive months or longer included 335 issues with a carrying value of $1,392,507 and unrealized losses of $503,103 at December 31, 2008; and 339 issues with a carrying value of $1,400,765 and unrealized losses of $144,281 at December 31, 2007. Of this portfolio, 80.3% and 89.4% were investment grade, with associated unrealized losses of $333,028 and $101,430 at December 31, 2008 and 2007, respectively.

Fixed maturities with a fair value to amortized cost ratio less than 80% for six consecutive months or longer are considered potentially distressed securities and are subject to rigorous ongoing review. There were 60 and 11 issues with a fair value to amortized cost ratio of less than 80% for 6 months or longer as of December 31, 2008 and 2007, respectively. These securities had a carrying value of $201,159, $44,638 and unrealized losses of $128,923, $24,804 as of December 31, 2008 and 2007, respectively. There were 235 and 16 issues with a fair value to amortized cost ratio of less than 80% for less than 6 months as of December 31, 2008 and 2007, respectively. These securities had a carrying value of $930,786, $57,628 and unrealized losses of $463,684, $22,350 as of December 31, 2008 and 2007, respectively. As described more fully in note 2(a), the Company regularly reviews its investment holdings for other-than-temporary impairments. Based upon this review, the Company believes that the securities in an unrealized loss position as of December 31, 2008 and 2007 were not other-than-temporary impaired due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value.

The tables below summarize the fixed maturity securities with unrealized losses as of December 31:
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	2008
Fair value to amortized	Amortized		Unrealized
cost ratio	cost	Fair value	losses
90% – 99%	$1,428,854	1,348,876	(79,978)
80% – 89%	1,129,510	963,338	(166,172)
Below 80%	1,724,552	1,131,945	(592,607)

Total	$4,282,916	3,444,159	(838,757)

	2007
Fair value to amortized	Amortized		Unrealized
cost ratio	cost	Fair value	losses
90% – 99%	$2,053,948	1,975,920	(78,028)
80% – 89%	520,785	446,759	(74,026)
Below 80%	149,421	102,266	(47,155)

Total	$2,724,154	2,524,945	(199,209)

Proceeds from the sale of securities available-for-sale (excluding calls) during 2008, 2007, and 2006 were $458,074, $479,720, and $545,255, respectively. Gross gains of $22,059 ($4,412 in 2007 and $4,224 in 2006) and gross losses of $9,786 ($210 in 2007 and $7,195 in 2006) were realized on those sales.

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2008, 2007, and 2006.

Investments with a fair value of $18,009 and $16,214 as of December 31, 2008 and 2007, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $72 in 2008 ($72 in 2007), with no valuation allowance recorded in 2008 and 2007, respectively. The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were two foreclosures of mortgage loans in 2008 and none in 2007.

At December 31, 2008 and 2007, the Company had mortgage loans totaling $7,618 and $0, respectively, which were in the process of foreclosure.

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value at least equal to 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored, on a daily basis, with additional collateral obtained as necessary. The Company did not participate in securities lending as of December 31, 2008. As of December 31, 2007, the Company received $868,348 of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any noncash collateral on securities lending as of December 31, 2007. As of December 31, 2007, the Company had loaned securities with a fair value of $850,243, which are recognized in the consolidated balance sheets as part of investments available-for-sale, fixed maturity securities on loan.

(7)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to SFAS 133, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy (see note 2(b)). The Company currently enters into equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB and GMWB.

The Company has entered into reinsurance arrangements with a non-affiliated reinsurer and Sycamore Re to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts (see note 1). These reinsurance contracts are accounted for as freestanding derivatives.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB and GMWB riders (see notes 1 and 2(f)).

The following tables present a summary of the fair value of derivatives held by the Company along with the amounts recognized in the statement of income.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	Asset derivatives
		2008	2007
	Balance sheet location	Fair value	Fair value
As of December 31
Derivatives not designated as hedging instruments under SFAS 133
Equity put options [1]	Other long-term investments	14,334	—
GMIB reinsurance contracts	Reinsurance recoverable	272,314	4,553

Total derivatives not designated as hedging instruments under SFAS 133		$286,648	4,553

	Liability derivatives
		2008	2007
	Balance sheet location	Fair value	Fair value
As of December 31
Derivatives not designated as hedging instruments under SFAS 133
GMAB and GMWB embedded derivatives	Future policy benefits and claims	15,334	2,001

Total derivatives not designated as hedging instruments under SFAS 133		$15,334	2,001

[1]	Equity put options transferred to the Company from ONFS as a non-cash capital contribution on December 31, 2008.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The effect of derivative instruments on the Statement of Income for the years ended December 31:

Derivatives not designated as hedging	Location of gain (loss) recognized in income on	Amount of gain (loss) recognized in
instruments under SFAS 133	derivatives	income on derivatives
		2008	2007
GMAB and GMWB embedded derivatives	Benefits and claims	$(13,333)	(2,205)
GMIB reinsurance contracts	Benefits and claims	282,153	4,842

Total		$268,820	2,637

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting period date.

The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing, superior performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurers (Sycamore Re and a non-affiliated reinsurer) and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurers and assigned to the Company. As of December 31, 2008, a non-affiliated reinsurer and Sycamore Re held assets with a market value of $46,216 and $4,629, respectively in trust and a letter of credit of $48,519 and $0, respectively. See note 5 for a description of the impact of credit risk on the valuation of freestanding reinsurance derivatives.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(8)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 80% of the total liability for future policy benefits as of December 31, 2008 and 2007) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.6%, 4.8%, and 4.6% for the years ended December 31, 2008, 2007, and 2006, respectively.

The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using interest rates varying from 2.3% to 8.0%.
(a)	Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b)	Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.
(9)	Notes Payable

On April 1, 2007, ONLIC issued a $6,000, 5.8% surplus note to SML, as payment for the additional shares of NSLAC (refer to note 1). This note matures on April 1, 2027.

On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021.

On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes to unrelated parties, due May 15, 2026.

Total interest expense was $8,384, $8,261, and $8,000 for the years ended December 31, 2008, 2007, and 2006, respectively. Included in total interest expense were amounts paid to ONFS of $3,750 in 2008, 2007, and 2006. Total interest expense is included in investment expenses as a component of net investment income.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(10)	Goodwill and Other Intangible Assets

The following table illustrates the carrying value of intangible assets and goodwill as of December 31, 2008 and 2007:

	2008	2007
Unamortized intangible assets balance as of January 1	$195	275
Purchase price adjustment as result of additional NSLAC acquisition (note 1)	—	(80)

Insurance licenses	$195	195

Goodwill balance as of January 1	$560	793
Purchase price adjustment as result of additional NSLAC acquisition (note 1)	—	(233)

Goodwill balance as of December 31	$560	560

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of NSLAC by SMON in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

In 2007, SMON was legally dissolved and its ownership in NSLAC was distributed in proportion to the ownership interest of SMON. As a result of the dissolution, the Company received 5,122 shares of NSLAC and had an ownership interest of 51.22%. Following the dissolution, the Company purchased an additional 29.27% interest in NSLAC from SML in exchange for a $6,000 surplus note. After the additional purchase, the Company’s ownership interest was 80.49%. As part of the purchase price allocation required by SFAS 141, Business Combinations; goodwill, insurance licenses, and deferred policy acquisition costs were decreased by $233, $80, and $362, respectively.

Based upon goodwill impairment testing for the years ended December 31, 2008, 2007, and 2006, no impairment was deemed necessary.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(11)	Income Tax

The Company provides for income taxes based on amounts the Company believes it will ultimately owe in accordance with FASB Statement No. 109. The Company adopted the provision of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, (FIN 48) on January 1, 2007 along with its direct subsidiaries, because of selling variable annuities as required by FSP FIN 48-b. No adjustment was necessary for the cumulative effect related to the adoption of FIN 48. The need for reserves is reviewed regularly and is adjusted as events occur that the Company believes impacts its liability for additional taxes. The Company believes that its income tax filing positions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company’s financial condition, results of operations or cash flows. Therefore, no reserves for uncertain tax positions have been recorded pursuant to FIN 48.

The provision for income taxes (benefit) is as follows:

	2008	2007	2006
Current	$(10,582)	49,784	45,650
Deferred	80,681	15,916	8,653

Total income tax expense	$70,099	65,700	54,303

A reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the consolidated financial statements for the years ended December 31, 2008, 2007, and 2006:

	2008	2007	2006
Pre-tax income times U.S. enacted tax rate	$73,207	71,372	56,569
Tax-preferred investment income	(3,912)	(5,381)	(3,864)
Other, net	804	(291)	1,598

Income taxes	$70,099	65,700	54,303

Effective tax rate	33.5%	32.2%	33.6%
In 2008, the Internal Revenue Service (IRS) began a review of the refund claim for the tax year ending December 31, 2003. The IRS expanded its review to cover the tax years ending December 31, 2004 through December 31, 2007 and issued its examination report. The Company has protested the only issue raised, bad debt deductions, in the report. The Company believes the IRS has not considered all the relevant facts and circumstances and expects its position to be sustained. Thus no reduction of tax benefits has been recorded pursuant to its FIN 48 analysis. In August, 2007, the Internal Revenue Service (IRS) issued Revenue Ruling 2007-54 which would have substantially changed accepted industry and IRS
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
interpretations of the statutes governing the computation of the Dividends Received Deduction (DRD) on separate account assets held in connection with variable annuity and life contracts. However, the ruling was suspended by Revenue Ruling 2007-61 which also announced the IRS’s intention to issue regulations with respect to certain computational aspects of the DRD. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, prospective application is not guaranteed. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. During 2008, 2007, and 2006 the Company recognized an income tax benefit of $3,883, $5,355, and $3,551, respectively, related to the separate account DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes.

The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2008 and 2007 relate to the following:

	2008	2007
Deferred tax assets:
Pension and benefit obligations	$12,882	12,710
Future policy benefits	656,595	693,433
Mortgage loans on real estate	2,556	2,445
Fixed maturity securities available-for-sale	263,889	—
Net operating loss carryforwards	2,080	1,349
Other	26,260	9,761

Total gross deferred tax assets	964,262	719,698

Valuation allowance on deferred tax assets	(1,201)	(1,201)

Net deferred tax assets	963,061	718,497

Deferred tax liabilities:
Fixed maturity securities available-for-sale	—	9,723
Deferred policy acquisition costs	328,843	268,778
Other fixed maturities, equity securities, and other long-term investments	—	1,038
Fixed assets	1,665	4,296
Reinsurance recoverable	618,317	522,639
Other	18,813	8,384

Total gross deferred tax liabilities	967,638	814,858

Net deferred tax liability	$(4,577)	(96,361)

(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
In accessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences, net of existing valuation allowances, at December 31, 2008.

As of December 31, 2008, the Company has life subgroup capital loss carryforwards of $8,488 expiring in 2013, and non-life net operating loss carryforwards of $86,229 expiring in years 2026 through 2028, all loss carryforwards are expected to be fully utilized before expiring.

For NSLAC, all losses incurred after March 31, 2007, must be carried forward. The Company believes these net operating losses of $2,511 will be utilized before they expire in 2023. NSLAC has net operating loss carryforwards of $3,432 incurred through March 31, 2007 expiring in years 2017 through 2022 that can only be used to offset future taxable income of NSLAC. The Company believes it is unlikely these net operating losses will be fully utilized within the allowable carryforward period and established the valuation allowance using the lowest enacted tax rate of 35%. The change in the valuation allowance for period ending December 31, 2008, 2007, and 2006 was $0, $(51), and $795, respectively.

(12)	Additional Financial Instruments Disclosure
(a)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $10,954 and $73,094 as of December 31, 2008 and 2007, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(b)	Significant Concentrations of Credit Risk

Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 12% of the total loan portfolio as of December 31, 2008.

At December 31, 2008, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $153.5 million and $138.7 million, respectively. At December 31, 2007, the states that exceeded 10% of the total loan portfolio were Ohio and Texas with carrying values of $141.5 million and $138.0 million, respectively.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2008 and 2007:

	2008	2007
Mortgage assets by type:
Retail	$333,834	324,192
Office	390,992	396,920
Apartment	80,528	79,737
Industrial	281,879	253,357
Other	278,363	254,945

	1,365,596	1,309,151

Less valuation allowances	6,581	6,261

Total mortgage loans on real estate, net	$1,359,015	1,302,890

(13)	Pensions and Other Postretirement Benefits
(a)	Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement date was December 31, 2008 and 2007.

(b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

The Plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement date was December 31, 2008 and 2007.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in the Plan.

The measurement date was December 31, 2008 and 2007.

(d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement date was December 31, 2008 and 2007.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31, 2008 and 2007 is as follows:

	Pension benefits		Other benefits
	2008	2007	2008	2007
Change in benefit obligation:
Projected benefit obligation at beginning of year	$53,005	49,450	5,925	8,207
Service cost	1,688	1,937	54	70
Interest cost	3,424	3,079	376	488
Actuarial (gain) loss	(3,144)	(30)	(268)	(2,549)
Benefits paid*	(6,260)	(1,431)	(151)	(291)

Projected benefit obligation at end of year	$48,713	53,005

Accumulated benefit obligation	$39,777	43,330	5,936	5,925

Change in plan assets:
Fair value of plan assets at beginning of year	$42,168	40,111	—	—
Actual return on plan assets	(14,827)	3,066	—	—
Benefits and expenses paid	(3,986)	(1,009)	—	—

Fair value of plan assets at end of year	$23,355	42,168	—	—

Funded status	$(25,358)	(10,837)	(5,936)	(5,925)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

	Pension benefits		Other benefits
	2008	2007	2008	2007
Amounts recognized in the statement of financial position consist of:
Prepaid benefit costs	$—	—	—	—
Accrued benefit costs	(25,358)	(10,837)	(5,936)	(5,925)
Intangible assets	—	—	—	—
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	Pension benefits		Other benefits
	2008	2007	2008	2007
Amounts recognized in other comprehensive income:
Net actuarial loss (gain)	$14,478	9,764	580	(4,324)
Prior service cost (credit)	124	(373)	505	(2,206)
Additional minimum liability	—	(7)	—	—

Total	$14,602	9,384	1,085	(6,530)

	Pension benefits		Other benefits
	2008	2007	2008	2007
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$24,242	9,764	(3,744)	(4,324)
Prior service cost (credit)	(249)	(373)	(1,701)	(2,206)
Additional minimum liability	—	—	—	—

Total	$23,993	9,391	(5,445)	(6,530)

(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The estimated net loss and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2009 are $1,971 and $(124), respectively. The estimated net (gain) loss and prior service credit for the other postretirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2009 are $(707) and $(505), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2008	2007	2006
Components of net periodic benefit cost:
Service cost	$1,688	1,937	1,835
Interest costs	3,424	3,079	2,901
Expected return on plan assets	(3,253)	(3,189)	(2,894)
Amortization of prior service cost	(124)	109	(129)
Amortization of net loss	458	521	830

Net periodic benefit cost	$2,193	2,457	2,543

	Other benefits
	2008	2007	2006
Components of net periodic benefit cost:
Service cost	$54	70	109
Interest costs	376	488	489
Amortization of prior service cost	(505)	(505)	(505)
Amortization of net gain	(847)	(440)	(141)

Net periodic benefit cost	$(922)	(387)	(48)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31, 2008 and 2007 is as follows:

	Pension benefits
	2008	2007
Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$48,713	8,479
Accumulated benefit obligation	39,777	6,863
Fair value of plan assets	23,355	—
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(f)	Assumptions

	Pension benefits		Other benefits
	2008	2007	2008	2007
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	6.50%	6.05%	6.35%	6.05%
Expected long-term return on plan assets	8.00%	8.00%	—	—
Rate of compensation increase	4.05%	4.05%	—	—
Health care cost trend rate assumed for next year	—	—	4.05%	4.50%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	2.55%	2.70%
Year that the rate reaches the ultimate trend rate	—	—	2012	2011

Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	6.85%	6.50%	6.50%	6.35%
Rate of compensation increase	4.10%	4.05%	—	—
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage-	1-percentage-
	point increase	point decrease
Effect on total of 2008 service cost and interest cost	$56	(47)
Effect on 2008 other post-retirement benefit obligation	688	(582)
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(g)	Plan Assets

The Company’s qualified pension plan had weighted average asset allocations at December 31, 2008 and 2007 by asset category as follows:

	Plan assets at December 31
	2008	2007
Equity securities	77%	83%
Debt securities	22%	14%
Real estate	1%	1%
Other	—%	2%

Total	100%	100%

The assets of the Company’s defined benefit pension plan (the Plan) are invested in a group variable annuity contract issued by the Company offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 80% equity securities and 20% debt securities.

For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 20% of the weighted average return and equity securities make up 80% of the weighted average return.

(h)	Cash Flows
(i)	Contributions

No contributions are expected for the qualified pension plan or the other post-retirement benefit plans in 2009.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension	Other
	benefits	benefits
2009	$5,122	155
2010	4,614	145
2011	4,003	140
2012	6,088	136
2013	4,553	132
2014-2018	22,682	599
(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2008, 2007, and 2006 were $2,732, $5,317, and $2,309, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $943, $667, and $512, in 2008, 2007, and 2006, respectively.

(j)	ONFS Employees

The Company’s qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(k)	Adoption of SFAS 158

In September 2006, the FASB issued SFAS 158 which requires recognition of the funded status of a benefit plan in the statement of financial position. The Company adopted the provisions of SFAS 158 in its entirety in 2007. The following table illustrates the incremental effect of applying SFAS 158 on individual line items on the Consolidated Balance Sheet at December 31, 2007:

	Before	Adoption of	After
	application	SFAS 158	application
	of SFAS 158	adjustments	of SFAS 158
Other assets	$72,354	(5,745)	66,609
Total assets	18,661,739	(5,745)	18,655,994
Other liabilities	188,523	(2,884)	185,639
Deferred federal income taxes	97,362	(1,001)	96,361
Total liabilities	17,234,335	(3,885)	17,230,450
Accumulated other comprehensive income	19,899	(1,860)	18,039
Total stockholder’s equity	1,427,404	(1,860)	1,425,544
(14)	Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

As of December 31, 2008, ONLIC, ONLAC, NSLAC and MONT exceeded the minimum risk-based capital (RBC) requirements as established by the NAIC.

The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $70,790 may be paid by ONLIC to ONFS in 2009 without prior approval. Dividends of $62,000, $49,000, and $30,000 were declared by ONLIC to ONFS in 2008, 2007, and 2006, respectively, and dividends paid were $69,000, $42,000, and $30,000 in 2008, 2007, and 2006, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $23,950 may be paid by ONLAC to ONLIC in 2009 without prior approval. ONLAC did not pay dividends to ONLIC in 2008, 2007, and 2006.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2009 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2008, 2007, or 2006.

MONT is subject to limitations, imposed by the State of Vermont, on the payment of dividends to its stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were paid to ONLIC in 2008.

(15)	Bank Line of Credit

As of December 31, 2008, the Company had a $75,000 revolving credit facility, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2008. As of December 31, 2007, the Company had a $100,000 revolving credit facility, of which $50,000 was available at the Company’s request. The remaining $50,000 was available at the discretion of the credit line provider. The Company utilized this facility on various occasions in 2007 for amounts up to $50,000. Total interest and fees paid on these lines of credit were $117, $65, and $120 in 2008, 2007, and 2006, respectively. There was no borrowing outstanding on these facilities as of December 31, 2008 or 2007.

(16)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $4,591, $5,191, and $4,109 during 2008, 2007, and 2006, respectively. The lease on the Home Office constitutes 95% of the $19,946 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2008 are:

	Operating	Capital
2009	$2,714	1,528
2010	2,701	1,449
2011	2,690	818
2012	2,689	701
2013	2,555	151
After 2013	6,597	—

Total minimum lease payments	$19,946	4,647

Less interest on capital leases		(308)

Liability for capitalized leases		4,339

ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(17)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 19%, 14%, and 14% of gross earned life and accident and health premiums during 2008, 2007, and 2006, respectively.

The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to coinsurance agreements were $869,084 and $1,043,748 as of December 31, 2008 and 2007, respectively.

Effective October 1, 2008, the Company has entered into a reinsurance agreement with Sycamore Re, an affiliated reinsurance company which is 100% owned by ONFS. The reinsurer is unauthorized in the State of Ohio. The reinsurance agreement covers variable annuity policies with a GMIB rider and the optional ARDBR rider that were issued from April 1, 2008 and forward.

Schedule I
THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Summary of Investments – Other Than Investments in Related Parties
December 31, 2008
(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$89,652	$95,452	$95,452
Federal agency issued securities	132,760	133,302	133,302
Obligations of states and political subdivisions	36,854	37,192	37,192
Debt securities issued by foreign governments	4,328	4,781	4,781
Corporate securities	3,755,454	3,281,308	3,281,308
Mortgage-backed securities	1,415,332	1,233,027	1,233,027

Total fixed maturity available-for-sale securities	5,434,380	4,785,062	4,785,062

Equity securities available-for-sale:
Common stocks:
Banks, trusts, and insurance companies	25,884	28,769	28,769
Industrial, miscellaneous, and all other	—	32	32
Nonredeemable preferred stocks:	101	102	102

Total equity securities available-for-sale	25,985	28,903	28,903

Fixed maturity held-to-maturity securities:
Bonds:
Obligations of states and political subdivisions	2,150	2,044	2,150
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	731,470	683,462	731,470
Mortgage-backed securities	514	478	514

Total fixed maturity held-to-maturity securities	735,134	686,984	735,134

Trading securities:
Fixed maturity securities	3,058	2,850	2,850
Equity securities	7,736	4,972	4,972

Total trading securities	10,794	7,822	7,822

Mortgage loans on real estate, net	1,365,596		1,359,015	[1]

Real estate, net:
Investment properties	297		297	[2]
Acquired in satisfaction of debt	4,421		4,002	[2]

Total real estate, net	4,718		4,299

Policy loans	266,630		266,630
Other long-term investments	19,168		17,926	[3]
Short-term investments	264,382		264,554

Total investments	$8,126,787		$7,469,345

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.

2	Difference from Column B is due to adjustments for accumulated depreciation.

3	Difference from Column B is due to operations gains and /or losses of investments in limited partnerships.
See accompanying report of independent registered public accounting firm.

Schedule III
THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Supplementary Insurance Information

Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy		Other policy
	policy	benefits, losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs	loss expenses	premiums[1]	payable[1]	revenue
2008:
Individual life insurance	$703,213	3,287,750			239,833
Pension and Annuities	470,753	4,112,514			16,941
Other Insurance	27,559	1,677,766			19,830
Corporate	—	—			—

Total	$1,201,525	9,078,030			276,604

2007:
Individual life insurance	$574,614	3,047,706			235,121
Pension and Annuities	420,469	4,063,641			6,033
Other Insurance	24,712	1,497,657			19,924
Corporate	—	—			—

Total	$1,019,795	8,609,004			261,078

2006:
Individual life insurance	$519,613	2,733,474			209,290
Pension and Annuities	329,602	4,549,442			9,089
Other Insurance	19,450	1,582,357			19,614
Corporate	—	—			—

Total	$868,665	8,865,273			237,993

Column A	Column G	Column H	Column I	Column J	Column K
		Benefits, claims,	Amortization
		losses and	of deferred	Other
	Net	settlement	acquisition	operating	Premiums
Year segment	investment	expenses[3]	costs	expenses[2]	written[4]
2008:
Individual life insurance	$214,687	358,883	55,107	51,630
Pension and Annuities	270,212	(26,957)	153,196	86,565
Other Insurance	14,300	21,854	2,492	1,628
Corporate	15,409	1,205	—	16,153

Total	$514,608	354,985	210,795	155,976

2007:
Individual life insurance	$191,073	359,315	41,168	43,714
Pension and Annuities	289,126	196,260	61,257	89,763
Other Insurance	13,545	21,842	2,448	1,832
Corporate	31,085	1,902	—	17,048

Total	$524,829	579,319	104,873	152,357

2006:
Individual life insurance	$175,983	319,237	35,248	38,738
Pension and Annuities	327,188	229,909	77,383	76,647
Other Insurance	12,244	21,678	1,038	3,929
Corporate	27,655	2,270	—	8,932

Total	$543,070	573,094	113,669	128,246

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

3	Policyholders’ dividends on participating policies are included in Column H amounts.

4	Not applicable for life insurance companies.
See accompanying report of independent registered public accounting firm.

Schedule IV
THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Reinsurance
Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other		assumed
	amount	companies	companies	Net amount	to net
2008:
Life insurance in force	$109,939,253	58,949,687	173,240	51,162,806	0.3%

Premiums:
Life insurance	$338,980	102,070	2,923	239,833	1.2%
Pension and Annuities	16,941	—	—	16,941	—
Accident and health insurance	37,427	24,920	7,323	19,830	36.9

Total	$393,348	126,990	10,246	276,604	3.7%

2007:
Life insurance in force	$100,764,339	48,465,315	211,455	52,510,479	0.4%

Premiums:
Life insurance	$316,652	84,755	3,224	235,121	1.4%
Pension and Annuities	6,033	—	—	6,033	—
Accident and health insurance	37,926	24,796	6,794	19,924	34.1

Total	$360,611	109,551	10,018	261,078	3.8%

2006:
Life insurance in force	$90,699,261	46,037,165	229,053	44,891,149	0.5%

Premiums:
Life insurance	$288,106	82,540	3,724	209,290	1.8%
Pension and Annuities	9,089	—	—	9,089	—
Accident and health insurance	38,356	25,875	7,133	19,614	36.4

Total	$335,551	108,415	10,857	237,993	4.6%

See accompanying report of independent registered public accounting firm.

Schedule V
THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Valuation and Qualifying Accounts
Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
		Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2008:
Valuation allowances – mortgage loans on real estate	$6,261	320	—	—	6,581

2007:
Valuation allowances – mortgage loans on real estate	$6,092	169	—	—	6,261

2006:
Valuation allowances – mortgage loans on real estate	$6,357	(265)	—	—	6,092

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund Inc.:
Equity Subaccount 64,530 Shares (Cost $1,596,547)	$851,148	$851,148
Money Market Subaccount 278,030 Shares (Cost $2,780,297)	2,780,297	2,780,297
Bond Subaccount 45,436 Shares (Cost $497,524)	460,270	460,270
Omni Subaccount 47,744 Shares (Cost $739,994)	526,134	526,134
International Subaccount 108,429 Shares (Cost $1,201,905)	819,721	819,721
Capital Appreciation Subaccount 55,030 Shares (Cost $859,783)	679,620	679,620
Millennium Subaccount 44,025 Shares (Cost $886,371)	635,722	635,722
International Small-Mid Company Subaccount (b) 39,929 Shares (Cost $814,958)	530,651	530,651
Aggressive Growth Subaccount 36,291 Shares (Cost $254,556)	189,077	189,077
Small Cap Growth Subaccount 14,630 Shares (Cost $138,413)	95,974	95,974
Mid Cap Opportunity Subaccount 55,056 Shares (Cost $848,225)	603,417	603,417
S&P 500 Index Subaccount 177,249 Shares (Cost $2,250,665)	1,667,909	1,667,909
Strategic Value Subaccount (a) 23,893 Shares (Cost $257,359)	190,430	190,430
High Income Bond Subaccount 48,880 Shares (Cost $438,293)	353,405	353,405
Capital Growth Subaccount 11,815 Shares (Cost $221,463)	177,218	177,218
Nasdaq-100 Index Subaccount 45,229 Shares (Cost $182,859)	140,662	140,662
Bristol Subaccount 3,378 Shares (Cost $39,791)	27,801	27,801
Bryton Growth Subaccount 7,826 Shares (Cost $86,817)	63,079	63,079
U.S. Equity Subaccount 1,056 Shares (Cost $13,865)	8,354	8,354
Balanced Subaccount 1,531 Shares (Cost $17,054)	16,440	16,440

The accompanying notes are an integral part of these financial statements.

3

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund Inc.: (continued)
Target Equity/Income Subaccount 8 Shares (Cost $58)	$49	$49
Bristol Growth Subaccount 21 Shares (Cost $144)	128	128

Dow Target 10 Portfolios:
First Quarter Subaccount 499 Shares (Cost $5,292)	3,628	3,628
Second Quarter Subaccount 350 Shares (Cost $3,952)	2,605	2,605
Third Quarter Subaccount 389 Shares (Cost $3,869)	2,690	2,690
Fourth Quarter Subaccount 388 Shares (Cost $4,183)	3,228	3,228

Dow Target 5 Portfolios:
First Quarter Subaccount 6 Shares (Cost $71)	45	45
Second Quarter Subaccount 3 Shares (Cost $40)	23	23
Third Quarter Subaccount 13 Shares (Cost $130)	70	70
Fourth Quarter Subaccount 11 Shares (Cost $122)	84	84

Janus Adviser Series — Class S:
Large Cap Growth Subaccount 22,520 Shares (Cost $481,844)	363,027	363,027
Worldwide Subaccount 11,163 Shares (Cost $328,878)	221,253	221,253
Balanced Subaccount 43,244 Shares (Cost $1,076,730)	905,100	905,100
International Growth Subaccount 26,071 Shares (Cost $1,200,908)	701,567	701,567

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 1,209 Shares (Cost $23,172)	12,281	12,281
Small/Mid Cap Value Subaccount 56 Shares (Cost $663)	277	277
Discovery Subaccount 2,938 Shares (Cost $38,585)	32,875	32,875

The accompanying notes are an integral part of these financial statements.

4

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount 27,035 Shares (Cost $299,702)	$215,473	$215,473
Structured U.S. Equity Subaccount 5,175 Shares (Cost $61,756)	41,352	41,352
Capital Growth Subaccount 9,116 Shares (Cost $96,227)	67,456	67,456

Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount 63,643 Shares (Cost $1,125,219)	522,508	522,508
Core Plus Fixed Income Subaccount 4,782 Shares (Cost $51,320)	47,386	47,386

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount (a) 71,046 Shares (Cost $1,330,361)	823,426	823,426
U.S. Small Cap Equity Subaccount (a) 57,847 Shares (Cost $728,279)	366,749	366,749
U.S. Strategic Equity Subaccount 2,794 Shares (Cost $25,999)	18,191	18,191
International Equity Subaccount 2,536 Shares (Cost $32,832)	20,869	20,869

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 59,419 Shares (Cost $1,681,070)	1,076,671	1,076,671
VIP Contrafund Subaccount 86,980 Shares (Cost $2,222,569)	1,316,875	1,316,875
VIP Growth Subaccount 11,657 Shares (Cost $387,478)	271,728	271,728
VIP Equity-Income Subaccount 17,749 Shares (Cost $407,367)	230,743	230,743

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 4,612 Shares (Cost $64,138)	36,944	36,944
Investors Growth Stock Subaccount 20,336 Shares (Cost $190,687)	141,335	141,335
Mid Cap Growth Subaccount 18,302 Shares (Cost $118,010)	58,568	58,568
Total Return Subaccount 29,191 Shares (Cost $571,930)	444,869	444,869

The accompanying notes are an integral part of these financial statements.

5

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

J.P. Morgan Series Trust II:
Small Company Subaccount 14,445 Shares (Cost $217,288)	$142,136	$142,136
Mid Cap Value Subaccount 15,996 Shares (Cost $408,449)	302,647	302,647

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 60,944 Shares (Cost $759,130)	686,232	686,232
Total Return Subaccount 46,865 Shares (Cost $485,682)	483,181	483,181
Global Bond Subaccount 30,618 Shares (Cost $386,137)	375,068	375,068

Calvert Variable Series Inc.:
Social Equity Subaccount 4,176 Shares (Cost $66,315)	54,081	54,081

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 321 Shares (Cost $12,029)	9,216	9,216

Royce Capital Fund:
Small-Cap Subaccount 118,567 Shares (Cost $1,079,694)	761,200	761,200
Micro-Cap Subaccount 49,418 Shares (Cost $531,546)	297,990	297,990

The Prudential Series Fund Inc.:
Jennison Subaccount 1,835 Shares (Cost $36,912)	26,538	26,538
Jennison 20/20 Focus Subaccount 35,533 Shares (Cost $454,604)	321,927	321,927

UBS Series Trust — Class I:
U.S. Allocation Subaccount 31 Shares (Cost $436)	296	296

Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount 138 Shares (Cost $2,700)	1,847	1,847
Investors Subaccount 1,360 Shares (Cost $20,158)	13,818	13,818

The accompanying notes are an integral part of these financial statements.

6

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount 12,742 Shares (Cost $209,512)	$137,102	$137,102
Franklin Flex Cap Growth Securities Subaccount 1,161 Shares (Cost $12,947)	9,544	9,544
Franklin Income Securities Subaccount 34,593 Shares (Cost $517,064)	392,283	392,283

Van Kampen Universal Institutional Funds — Class II:
International Growth Equity Subaccount 62 Shares (Cost $440)	387	387
Capital Growth Subaccount (a) 36 Shares (Cost $440)	364	364

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 78 Shares (Cost $599)	721	721

Financial Investors Variable Insurance Trust — Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount 451 Shares (Cost $4,166)	4,418	4,418
Ibbotson Income & Growth ETF Asset Allocation Subaccount 508 Shares (Cost $4,167)	4,439	4,439
Ibbotson Balanced ETF Asset Allocation Subaccount 11,205 Shares (Cost $100,800)	86,613	86,613
Ibbotson Growth ETF Asset Allocation Subaccount 748 Shares (Cost $6,237)	5,156	5,156
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount 311 Shares (Cost $2,235)	1,983	1,983

Totals	$22,886,589	$22,886,589

(a)	Name change was effective May 1, 2008:
Strategic Value subaccount formerly known as Blue Chip.
Emerging Markets Equity subaccount formerly known as Emerging Markets.
U.S. Small Cap Equity subaccount formerly known as Small Cap.
Capital Growth subaccount formerly known as Equity Growth.

(b)	Name change was effective September 1, 2008:
International Small-Mid Company subaccount formerly known as International Small Company.

The accompanying notes are an integral part of these financial statements.

7

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.
								International
		Money				Capital		Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$12,485	$51,638	$0	$16,164	$0	$6,350	$0	$0
Risk and administrative expense (note 2)	(19,620)	(38,689)	(7,014)	(9,508)	(17,254)	(13,110)	(12,362)	(12,240)

Net investment activity	(7,135)	12,949	(7,014)	6,656	(17,254)	(6,760)	(12,362)	(12,240)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(100,138)	(12)	2,579	(16,390)	(17,764)	49,674	24,374	30,536
Unrealized gain (loss)	(1,014,290)	0	(63,106)	(251,337)	(729,063)	(505,801)	(531,944)	(619,782)

Net gain (loss) on investments	(1,114,428)	(12)	(60,527)	(267,727)	(746,827)	(456,127)	(507,570)	(589,246)

Net increase (decrease) in contract owners’ equity from operations	$(1,121,563)	$12,937	$(67,541)	$(261,071)	$(764,081)	$(462,887)	$(519,932)	$(601,486)

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008
Investment activity:
Reinvested dividends	$0	$0	$0	$36,766	$10,976	$0	$0	$0
Risk and administrative expense (note 2)	(4,182)	(2,010)	(14,324)	(30,309)	(2,956)	(6,673)	(2,897)	(2,594)

Net investment activity	(4,182)	(2,010)	(14,324)	6,457	8,020	(6,673)	(2,897)	(2,594)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	17,781	2,905	83,832	34,805	(7,103)	17,723	6,103	889
Unrealized gain (loss)	(186,090)	(108,020)	(803,928)	(1,089,448)	(78,407)	(135,249)	(103,484)	(104,876)

Net gain (loss) on investments	(168,309)	(105,115)	(720,096)	(1,054,643)	(85,510)	(117,526)	(97,381)	(103,987)

Net increase (decrease) in contract owners’ equity from operations	$(172,491)	$(107,125)	$(734,420)	$(1,048,186)	$(77,490)	$(124,199)	$(100,278)	$(106,581)

The accompanying notes are an integral part of these financial statements.

8

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.
						Target
		Bryton			Income	Equity/	Bristol
	Bristol	Growth	U.S. Equity	Balanced	Opportunity	Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008(a)	2008(a)
Investment activity:
Reinvested dividends	$338	$0	$126	$0	$0	$1	$0
Risk and administrative expense (note 2)	(467)	(972)	(142)	(185)	(163)	0	0

Net investment activity	(129)	(972)	(16)	(185)	(163)	1	0

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	259	252	(609)	(3,801)	(1,840)	0	(1)
Unrealized gain (loss)	(18,059)	(35,979)	(6,237)	(1,703)	(1,523)	(10)	(16)

Net gain (loss) on investments	(17,800)	(35,727)	(6,846)	(5,504)	(3,363)	(10)	(17)

Net increase (decrease) in contract owners’ equity from operations	$(17,929)	$(36,699)	$(6,862)	$(5,689)	$(3,526)	$(9)	$(17)

	Dow Target 10 Portfolios				Dow Target 5 Portfolios
	First	Second	Third	Fourth	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(134)	(50)	(45)	(49)	(4)	(5)	(5)	(5)

Net investment activity	(134)	(50)	(45)	(49)	(4)	(5)	(5)	(5)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(816)	89	47	12	199	101	57	118
Unrealized gain (loss)	(2,740)	(2,316)	(1,856)	(1,512)	(362)	(332)	(339)	(310)

Net gain (loss) on investments	(3,556)	(2,227)	(1,809)	(1,500)	(163)	(231)	(282)	(192)

Net increase (decrease) in contract owners’ equity from operations	$(3,690)	$(2,277)	$(1,854)	$(1,549)	$(167)	$(236)	$(287)	$(197)

(a)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

9

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2008

					Wells Fargo Advantage Variable
	Janus Adviser Series — Class S				Trust Funds
	Large Cap			International		Small/Mid
	Growth	Worldwide	Balanced	Growth	Opportunity	Cap Value	Discovery
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$2,623	$1,949	$21,465	$96	$562	$0	$0
Risk and administrative expense (note 2)	(7,187)	(4,441)	(14,290)	(15,773)	(378)	(6)	(1,104)

Net investment activity	(4,564)	(2,492)	7,175	(15,677)	184	(6)	(1,104)

Reinvested capital gains	0	0	36,533	124,601	6,638	91	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	17,714	6,205	(3,373)	22,421	(6,532)	(3)	(2,842)
Unrealized gain (loss)	(282,163)	(193,612)	(217,770)	(814,286)	(13,866)	(311)	(42,983)

Net gain (loss) on investments	(264,449)	(187,407)	(221,143)	(791,865)	(20,398)	(314)	(45,825)

Net increase (decrease) in contract owners’ equity from operations	$(269,013)	$(189,899)	$(177,435)	$(682,941)	$(13,576)	$(229)	$(46,929)

				Van Kampen Universal
	Goldman Sachs Variable Insurance			Institutional Funds —		Lazard Retirement
	Trust — Institutional Shares			Class I		Series, Inc.
	Growth and	Structured	Capital	U.S.	Core Plus	Emerging	U.S. Small
	Income	U.S. Equity	Growth	Real Estate	Fixed Income	Markets Equity	Cap Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$5,806	$911	$126	$26,238	$1,686	$30,418	$0
Risk and administrative expense (note 2)	(3,693)	(767)	(1,436)	(10,160)	(498)	(17,651)	(6,998)

Net investment activity	2,113	144	(1,310)	16,078	1,188	12,767	(6,998)

Reinvested capital gains	29	511	0	287,759	0	86,374	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(13,567)	(1,606)	(3,567)	(89,760)	(1,188)	58,542	(130,269)
Unrealized gain (loss)	(97,752)	(24,749)	(51,049)	(528,852)	(4,276)	(939,094)	(97,225)

Net gain (loss) on investments	(111,319)	(26,355)	(54,616)	(618,612)	(5,464)	(880,552)	(227,494)

Net increase (decrease) in contract owners’ equity from operations	$(109,177)	$(25,700)	$(55,926)	$(314,775)	$(4,276)	$(781,411)	$(234,492)

The accompanying notes are an integral part of these financial statements.

10

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2008

	Lazard Retirement		Fidelity Variable Insurance Products Fund —
	Series, Inc.		Service Class 2
	U.S. Strategic	International	VIP	VIP	VIP	VIP Equity-
	Equity	Equity	Mid Cap	Contrafund	Growth	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$190	$353	$4,021	$15,152	$2,471	$7,804
Risk and administrative expense (note 2)	(214)	(470)	(21,690)	(25,989)	(5,507)	(4,792)

Net investment activity	(24)	(117)	(17,669)	(10,837)	(3,036)	3,012

Reinvested capital gains	0	132	296,532	58,218	0	421

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,359)	(7,722)	(83,165)	(290,772)	9,845	(45,393)
Unrealized gain (loss)	(5,557)	(9,779)	(975,547)	(770,432)	(257,531)	(137,483)

Net gain (loss) on investments	(6,916)	(17,501)	(1,058,712)	(1,061,204)	(247,686)	(182,876)

Net increase (decrease) in contract owners’ equity from operations	$(6,940)	$(17,486)	$(779,849)	$(1,013,823)	$(250,722)	$(179,443)

					J.P. Morgan Series
	MFS Variable Insurance Trust — Service Class				Trust II
	New	Investors	Mid Cap	Total	Small	Mid Cap
	Discovery	Growth Stock	Growth	Return	Company	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$498	$0	$16,813	$322	$4,408
Risk and administrative expense (note 2)	(976)	(2,354)	(1,268)	(7,652)	(2,324)	(5,142)

Net investment activity	(976)	(1,856)	(1,268)	9,161	(2,002)	(734)

Reinvested capital gains	14,713	8,303	12,902	36,662	18,089	29,883

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(15,713)	6,739	(528)	(22,245)	(8,021)	(23,418)
Unrealized gain (loss)	(35,289)	(91,628)	(72,573)	(172,635)	(75,042)	(145,760)

Net gain (loss) on investments	(51,002)	(84,889)	(73,101)	(194,880)	(83,063)	(169,178)

Net increase (decrease) in contract owners’ equity from operations	$(37,265)	$(78,442)	$(61,467)	$(149,057)	$(66,976)	$(140,029)

The accompanying notes are an integral part of these financial statements.

11

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2008

					Dreyfus
					Variable
				Calvert	Investment
	PIMCO Variable Insurance Trust —			Variable	Fund —
	Administrative Shares			Series, Inc.	Service Shares	Royce Capital Fund
	Real	Total	Global	Social
	Return	Return	Bond	Equity	Appreciation	Small-Cap	Micro-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$30,710	$24,955	$10,327	$0	$219	$6,127	$11,718
Risk and administrative expense (note 2)	(11,699)	(7,524)	(4,053)	(1,125)	(205)	(12,988)	(5,794)

Net investment activity	19,011	17,431	6,274	(1,125)	14	(6,861)	5,924

Reinvested capital gains	1,053	9,057	0	549	950	78,763	49,107

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(10,706)	598	(10,873)	(2,045)	68	(29,710)	(46,332)
Unrealized gain (loss)	(80,488)	(14,317)	(15,779)	(34,151)	(6,898)	(329,895)	(232,612)

Net gain (loss) on investments	(91,194)	(13,719)	(26,652)	(36,196)	(6,830)	(359,605)	(278,944)

Net increase (decrease) in contract owners’ equity from operations	$(71,130)	$12,769	$(20,378)	$(36,772)	$(5,866)	$(287,703)	$(223,913)

			Old Mutual	UBS Series
	The Prudential Series		Insurance	Trust —	Legg Mason Partners
	Fund, Inc.		Series Fund	Class I	Variable Equity Trust — Class I
		Jennison	Technology &	U.S.	Fundamental
	Jennison	20/20 Focus	Communications	Allocation	Value	Investors
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$22	$0	$0	$10	$59	$252
Risk and administrative expense (note 2)	(434)	(4,880)	(67)	(6)	(149)	(284)

Net investment activity	(412)	(4,880)	(67)	4	(90)	(32)

Reinvested capital gains	0	21,622	0	0	14	842

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(247)	(73,234)	3,210	1	(3,853)	(4,099)
Unrealized gain (loss)	(14,307)	(113,220)	(5,123)	(174)	254	(5,385)

Net gain (loss) on investments	(14,554)	(186,454)	(1,913)	(173)	(3,599)	(9,484)

Net increase (decrease) in contract owners’ equity from operations	$(14,966)	$(169,712)	$(1,980)	$(169)	$(3,675)	$(8,674)

The accompanying notes are an integral part of these financial statements.

12

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2008

						Neuberger
				Van Kampen Universal		Berman Advisers
	Franklin Templeton Variable Insurance			Institutional Funds —		Management
	Products Trust — Class 2			Class II		Trust — S Class
	Templeton	Franklin Flex	Franklin	International
	Foreign	Cap Growth	Income	Growth	Capital	AMT
	Securities	Securities	Securities	Equity	Growth	Regency
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008(b)	2008(b)	2008(b)

Investment activity:
Reinvested dividends	$5,731	$9	$28,055	$0	$0	$0
Risk and administrative expense (note 2)	(3,273)	(109)	(6,576)	(1)	(1)	(1)

Net investment activity	2,458	(100)	21,479	(1)	(1)	(1)

Reinvested capital gains	23,457	0	11,747	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(33,759)	(13)	(65,992)	0	0	0
Unrealized gain (loss)	(104,318)	(3,583)	(137,063)	(53)	(76)	122

Net gain (loss) on investments	(138,077)	(3,596)	(203,055)	(53)	(76)	122

Net increase (decrease) in contract owners’ equity from operations	$(112,162)	$(3,696)	$(169,829)	$(54)	$(77)	$121

	Financial Investors Variable Insurance Trust — Class II:
		Ibbotson			Ibbotson
	Ibbotson	Income &	Ibbotson	Ibbotson	Aggressive
	Conservative	Growth	Balanced	Growth	Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation	Allocation	Allocation	Allocation	Allocation	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2008(b)	2008(b)	2008(b)	2008(b)	2008(b)	2008

Investment activity:
Reinvested dividends	$0	$0	$87	$6	$0	$397,043
Risk and administrative expense (note 2)	(10)	(9)	(736)	(21)	(19)	(420,692)

Net investment activity	(10)	(9)	(649)	(15)	(19)	(23,649)

Reinvested capital gains	1	0	19	1	0	1,215,573

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	0	0	(11,863)	(4)	(3,046)	(797,615)
Unrealized gain (loss)	252	272	(14,187)	(1,081)	(251)	(13,567,424)

Net gain (loss) on investments	252	272	(26,050)	(1,085)	(3,297)	(14,365,039)

Net increase (decrease) in contract owners’ equity from operations	$243	$263	$(26,680)	$(1,099)	$(3,316)	$(13,173,115)

(b)	Period from May 1, 2008, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

13

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,135)	$(33,625)	$12,949	$74,455	$(7,014)	$(7,687)	$6,656	$2,941
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(100,138)	144,400	(12)	(143)	2,579	7,307	(16,390)	7,412
Unrealized gain (loss)	(1,014,290)	(277,374)	0	0	(63,106)	13,464	(251,337)	37,468

Net increase (decrease) in contract owners’ equity from operations	(1,121,563)	(166,599)	12,937	74,312	(67,541)	13,084	(261,071)	47,821

Equity transactions:
Contract purchase payments	245,790	299,918	559,770	540,265	66,850	84,912	65,826	71,563
Transfers (to) and from other subaccounts	(166,069)	(359,828)	2,117,026	376,577	(49,392)	41,861	(46,353)	(34,960)
Transfers (to) and from fixed dollar contract	(60,617)	(8,944)	578,131	1,034,630	1,302	0	(6,962)	(30,130)
Withdrawals, surrenders and death benefit payments	(246,687)	(394,711)	(3,684,071)	(518,420)	(76,110)	(92,199)	(66,200)	(88,754)
Surrender charges (note 2)	0	(6,397)	(718)	(654)	(3)	0	0	(72)

Net equity transactions	(227,583)	(469,962)	(429,862)	1,432,398	(57,353)	34,574	(53,689)	(82,353)

Net change in contract owners’ equity	(1,349,146)	(636,561)	(416,925)	1,506,710	(124,894)	47,658	(314,760)	(34,532)
Contract owners’ equity:
Beginning of period	2,200,294	2,836,855	3,197,222	1,690,512	585,164	537,506	840,894	875,426

End of period	$851,148	$2,200,294	$2,780,297	$3,197,222	$460,270	$585,164	$526,134	$840,894

Change in units:
Beginning units	99,573	119,200	229,604	125,710	32,231	30,295	51,612	56,717

Units purchased	16,830	13,809	504,789	419,791	5,961	12,421	4,684	4,578
Units redeemed	(29,998)	(33,436)	(535,546)	(315,897)	(9,174)	(10,485)	(8,543)	(9,683)

Ending units	86,405	99,573	198,847	229,604	29,018	32,231	47,753	51,612

The accompanying notes are an integral part of these financial statements.

14

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
							International Small-Mid
	International		Capital Appreciation		Millennium		Company
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(17,254)	$(23,238)	$(6,760)	$(11,920)	$(12,362)	$(18,223)	$(12,240)	$(16,837)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(17,764)	27,478	49,674	50,438	24,374	37,668	30,536	121,065
Unrealized gain (loss)	(729,063)	124,674	(505,801)	(7,512)	(531,944)	274,794	(619,782)	53,917

Net increase (decrease) in contract owners’ equity from operations	(764,081)	128,914	(462,887)	31,006	(519,932)	294,239	(601,486)	158,145

Equity transactions:
Contract purchase payments	105,852	130,130	158,260	197,569	101,567	127,307	143,062	172,809
Transfers (to) and from other subaccounts	(110,905)	(1,452)	(118,510)	(67,805)	(51,512)	(52,768)	(193,156)	(48,954)
Transfers (to) and from fixed dollar contract	(748)	(410)	(4,198)	(729)	(16,739)	2,085	(13,966)	4,120
Withdrawals, surrenders and death benefit payments	(171,325)	(115,567)	(205,925)	(85,468)	(287,358)	(171,190)	(136,421)	(90,516)
Surrender charges (note 2)	(87)	(1,900)	0	(358)	(28)	(269)	0	(1,212)

Net equity transactions	(177,213)	10,801	(170,373)	43,209	(254,070)	(94,835)	(200,481)	36,247

Net change in contract owners’ equity	(941,294)	139,715	(633,260)	74,215	(774,002)	199,404	(801,967)	194,392
Contract owners’ equity:
Beginning of period	1,761,015	1,621,300	1,312,880	1,238,665	1,409,724	1,210,320	1,332,618	1,138,226

End of period	$819,721	$1,761,015	$679,620	$1,312,880	$635,722	$1,409,724	$530,651	$1,332,618

Change in units:
Beginning units	97,220	96,649	40,575	39,212	43,682	46,632	35,997	35,636

Units purchased	8,435	9,126	5,829	6,575	3,992	5,499	6,504	15,417
Units redeemed	(20,591)	(8,555)	(11,501)	(5,212)	(12,927)	(8,449)	(12,668)	(15,056)

Ending units	85,064	97,220	34,903	40,575	34,747	43,682	29,833	35,997

The accompanying notes are an integral part of these financial statements.

15

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,182)	$(5,432)	$(2,010)	$(3,778)	$(14,324)	$(22,548)	$6,457	$(900)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	17,781	12,511	2,905	18,423	83,832	96,684	34,805	102,683
Unrealized gain (loss)	(186,090)	89,481	(108,020)	17,486	(803,928)	171,939	(1,089,448)	17,762

Net increase (decrease) in contract owners’ equity from operations	(172,491)	96,560	(107,125)	32,131	(734,420)	246,075	(1,048,186)	119,545

Equity transactions:
Contract purchase payments	49,848	56,023	32,340	58,129	137,979	181,215	292,913	384,098
Transfers (to) and from other subaccounts	3,379	37,973	(4,126)	(565)	(90,737)	(24,777)	4,245	(167,136)
Transfers (to) and from fixed dollar contract	(228)	0	(69)	0	(14,478)	(4,718)	(15,247)	0
Withdrawals, surrenders and death benefit payments	(149,825)	(56,671)	(110,561)	(59,806)	(383,686)	(255,228)	(703,000)	(390,353)
Surrender charges (note 2)	(50)	0	0	(22)	(899)	(2,083)	(896)	(64)

Net equity transactions	(96,876)	37,325	(82,416)	(2,264)	(351,821)	(105,591)	(421,985)	(173,455)

Net change in contract owners’ equity	(269,367)	133,885	(189,541)	29,867	(1,086,241)	140,484	(1,470,171)	(53,910)
Contract owners’ equity:
Beginning of period	458,444	324,559	285,515	255,648	1,689,658	1,549,174	3,138,080	3,191,990

End of period	$189,077	$458,444	$95,974	$285,515	$603,417	$1,689,658	$1,667,909	$3,138,080

Change in units:
Beginning units	41,723	37,755	17,296	17,514	58,859	62,753	156,345	164,844

Units purchased	7,200	10,569	2,823	5,044	8,143	8,087	21,990	21,765
Units redeemed	(17,956)	(6,601)	(8,854)	(5,262)	(23,263)	(11,981)	(44,002)	(30,264)

Ending units	30,967	41,723	11,265	17,296	43,739	58,859	134,333	156,345

The accompanying notes are an integral part of these financial statements.

16

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$8,020	$(525)	$(6,673)	$(8,488)	$(2,897)	$(3,298)	$(2,594)	$(3,446)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(7,103)	7,880	17,723	28,391	6,103	10,385	889	25,433
Unrealized gain (loss)	(78,407)	(32,457)	(135,249)	(7,738)	(103,484)	15,225	(104,876)	17,986

Net increase (decrease) in contract owners’ equity from operations	(77,490)	(25,102)	(124,199)	12,165	(100,278)	22,312	(106,581)	39,973

Equity transactions:
Contract purchase payments	75,634	56,568	105,105	136,457	44,663	44,146	34,910	45,186
Transfers (to) and from other subaccounts	(8,624)	16,642	(159,772)	(17,296)	5,530	1,675	192	23,913
Transfers (to) and from fixed dollar contract	(1,118)	0	(18,499)	506	(5,991)	0	(3,384)	0
Withdrawals, surrenders and death benefit payments	(29,453)	(47,641)	(109,720)	(44,074)	(22,155)	(26,760)	(45,682)	(92,071)
Surrender charges (note 2)	0	(21)	(51)	(19)	0	0	0	0

Net equity transactions	36,439	25,548	(182,937)	75,574	22,047	19,061	(13,964)	(22,972)

Net change in contract owners’ equity	(41,051)	446	(307,136)	87,739	(78,231)	41,373	(120,545)	17,001
Contract owners’ equity:
Beginning of period	231,481	231,035	660,541	572,802	255,449	214,076	261,207	244,206

End of period	$190,430	$231,481	$353,405	$660,541	$177,218	$255,449	$140,662	$261,207

Change in units:
Beginning units	20,682	18,587	44,516	39,430	23,809	21,897	54,018	59,086

Units purchased	8,713	6,719	12,636	27,032	6,417	5,788	13,302	19,965
Units redeemed	(5,355)	(4,624)	(24,832)	(21,946)	(3,919)	(3,876)	(16,504)	(25,033)

Ending units	24,040	20,682	32,320	44,516	26,307	23,809	50,816	54,018

The accompanying notes are an integral part of these financial statements.

17

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(129)	$(295)	$(972)	$(885)	$(16)	$(48)	$(185)	$(131)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	259	500	252	2,858	(609)	97	(3,801)	141
Unrealized gain (loss)	(18,059)	1,998	(35,979)	3,561	(6,237)	650	(1,703)	849

Net increase (decrease) in contract owners’ equity from operations	(17,929)	2,203	(36,699)	5,534	(6,862)	699	(5,689)	859

Equity transactions:
Contract purchase payments	10,911	11,452	20,283	18,277	4,968	7,475	57,506	6,149
Transfers (to) and from other subaccounts	(2,699)	(2,778)	1,174	(4,423)	0	2,338	768	3,689
Transfers (to) and from fixed dollar contract	(512)	0	16,466	0	0	0	0	350
Withdrawals, surrenders and death benefit payments	(4,941)	0	(3,080)	(5,472)	(1,063)	(1,526)	(49,538)	(4,929)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	2,759	8,674	34,843	8,382	3,905	8,287	8,736	5,259

Net change in contract owners’ equity	(15,170)	10,877	(1,856)	13,916	(2,957)	8,986	3,047	6,118
Contract owners’ equity:
Beginning of period	42,971	32,094	64,935	51,019	11,311	2,325	13,393	7,275

End of period	$27,801	$42,971	$63,079	$64,935	$8,354	$11,311	$16,440	$13,393

Change in units:
Beginning units	2,903	2,305	5,221	4,447	828	190	1,013	610

Units purchased	922	792	3,572	1,597	457	754	6,283	819
Units redeemed	(624)	(194)	(292)	(823)	(94)	(116)	(5,571)	(416)

Ending units	3,201	2,903	8,501	5,221	1,191	828	1,725	1,013

The accompanying notes are an integral part of these financial statements.

18

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
			Target	Bristol
	Income Opportunity		Equity/Income	Growth
	Subaccount		Subaccount	Subaccount
	2008	2007	2008(a)	2008(a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(163)	$(185)	$1	$0
Reinvested capital gains	0	0	0	0
Realized gain (loss)	(1,840)	121	0	(1)
Unrealized gain (loss)	(1,523)	980	(10)	(16)

Net increase (decrease) in contract owners’ equity from operations	(3,526)	916	(9)	(17)

Equity transactions:
Contract purchase payments	1,062	3,319	60	149
Transfers (to) and from other subaccounts	(8,669)	(33)	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0
Withdrawals, surrenders and death benefit payments	(5,058)	966	(2)	(4)
Surrender charges (note 2)	0	0	0	0

Net equity transactions	(12,665)	4,252	58	145

Net change in contract owners’ equity	(16,191)	5,168	49	128
Contract owners’ equity:
Beginning of period	16,191	11,023	0	0

End of period	$0	$16,191	$49	$128

Change in units:
Beginning units	1,388	1,010	0	0

Units purchased	99	479	9	23
Units redeemed	(1,487)	(101)	0	(1)

Ending units	0	1,388	9	22

(a)	Period from May 1, 2008, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

19

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(134)	$(80)	$(50)	$(66)	$(45)	$(54)	$(49)	$(55)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(816)	16	89	13	47	41	12	28
Unrealized gain (loss)	(2,740)	13	(2,316)	159	(1,856)	137	(1,512)	97

Net increase (decrease) in contract owners’ equity from operations	(3,690)	(51)	(2,277)	106	(1,854)	124	(1,549)	70

Equity transactions:
Contract purchase payments	624	598	587	1,168	867	1,009	581	904
Transfers (to) and from other subaccounts	1,429	0	0	0	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(504)	(2)	(902)	(3)	(874)	(186)	(560)	(128)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	1,549	596	(315)	1,165	(7)	823	21	776

Net change in contract owners’ equity	(2,141)	545	(2,592)	1,271	(1,861)	947	(1,528)	846
Contract owners’ equity:
Beginning of period	5,769	5,224	5,197	3,926	4,551	3,604	4,756	3,910

End of period	$3,628	$5,769	$2,605	$5,197	$2,690	$4,551	$3,228	$4,756

Change in units:
Beginning units	458	412	327	256	296	244	307	258

Units purchased	674	46	45	71	66	64	58	57
Units redeemed	(665)	0	(63)	0	(63)	(12)	(40)	(8)

Ending units	467	458	309	327	299	296	325	307

The accompanying notes are an integral part of these financial statements.

20

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4)	$(26)	$(5)	$(29)	$(5)	$(24)	$(5)	$(23)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	199	130	101	194	57	21	118	94
Unrealized gain (loss)	(362)	(81)	(332)	(106)	(339)	96	(310)	36

Net increase (decrease) in contract owners’ equity from operations	(167)	23	(236)	59	(287)	93	(197)	107

Equity transactions:
Contract purchase payments	49	535	0	828	48	759	0	140
Transfers (to) and from other subaccounts	0	606	0	0	0	0	0	(606)
Transfers (to) and from fixed dollar contract	0	(707)	0	(234)	0	(49)	0	0
Withdrawals, surrenders and death benefit payments	(1,724)	(1)	(1,904)	(1)	(1,897)	(63)	(1,504)	(43)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(1,675)	433	(1,904)	593	(1,849)	647	(1,504)	(509)

Net change in contract owners’ equity	(1,842)	456	(2,140)	652	(2,136)	740	(1,701)	(402)
Contract owners’ equity:
Beginning of period	1,887	1,431	2,163	1,511	2,206	1,466	1,785	2,187

End of period	$45	$1,887	$23	$2,163	$70	$2,206	$84	$1,785

Change in units:
Beginning units	117	90	124	90	164	117	98	127

Units purchased	3	70	0	91	4	55	0	8
Units redeemed	(115)	(43)	(121)	(57)	(157)	(8)	(90)	(37)

Ending units	5	117	3	124	11	164	8	98

The accompanying notes are an integral part of these financial statements.

21

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Janus Adviser Series — Class S
	Large Cap Growth		Worldwide		Balanced		International Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,564)	$(9,047)	$(2,492)	$(6,425)	$7,175	$8,497	$(15,677)	$(375)
Reinvested capital gains	0	0	0	0	36,533	107,388	124,601	73,104
Realized gain (loss)	17,714	39,339	6,205	37,066	(3,373)	16,023	22,421	94,888
Unrealized gain (loss)	(282,163)	60,975	(193,612)	15,261	(217,770)	(31,854)	(814,286)	69,650

Net increase (decrease) in contract owners’ equity from operations	(269,013)	91,267	(189,899)	45,902	(177,435)	100,054	(682,941)	237,267

Equity transactions:
Contract purchase payments	76,023	130,356	37,962	51,792	142,032	184,545	269,629	229,833
Transfers (to) and from other subaccounts	(21,776)	(3,854)	(43,455)	12,571	(85,230)	24,739	(203,652)	240,412
Transfers (to) and from fixed dollar contract	(15,734)	0	(1,314)	937	(22,577)	0	(31,389)	(13,040)
Withdrawals, surrenders and death benefit payments	(205,067)	(163,554)	(75,125)	(162,856)	(297,716)	(137,172)	(185,069)	(68,340)
Surrender charges (note 2)	(44)	0	(767)	(135)	(1,681)	(503)	(39)	(663)

Net equity transactions	(166,598)	(37,052)	(82,699)	(97,691)	(265,172)	71,609	(150,520)	388,202

Net change in contract owners’ equity	(435,611)	54,215	(272,598)	(51,789)	(442,607)	171,663	(833,461)	625,469
Contract owners’ equity:
Beginning of period	798,638	744,423	493,851	545,640	1,347,707	1,176,044	1,535,028	909,559

End of period	$363,027	$798,638	$221,253	$493,851	$905,100	$1,347,707	$701,567	$1,535,028

Change in units:
Beginning units	87,937	92,040	48,042	57,039	97,075	91,807	49,647	36,612

Units purchased	12,770	19,414	4,904	7,822	14,654	17,687	25,667	26,162
Units redeemed	(33,646)	(23,517)	(13,495)	(16,819)	(34,159)	(12,419)	(30,203)	(13,127)

Ending units	67,061	87,937	39,451	48,042	77,570	97,075	45,111	49,647

The accompanying notes are an integral part of these financial statements.

22

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Wells Fargo Advantage Variable Trust Funds
			Small/Mid
	Opportunity		Cap Value		Discovery
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$184	$(1,478)	$(6)	$(7)	$(1,104)	$(2,136)
Reinvested capital gains	6,638	7,065	91	89	0	0
Realized gain (loss)	(6,532)	70,230	(3)	0	(2,842)	49,601
Unrealized gain (loss)	(13,866)	(56,335)	(311)	(93)	(42,983)	(14,430)

Net increase (decrease) in contract owners’ equity from operations	(13,576)	19,482	(229)	(11)	(46,929)	33,035

Equity transactions:
Contract purchase payments	0	11,974	0	0	0	8,548
Transfers (to) and from other subaccounts	(5,019)	(193,144)	0	0	(7,785)	(141,373)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(5,266)	(98,110)	0	0	(19,854)	(29,311)
Surrender charges (note 2)	0	0	0	0	0	(56)

Net equity transactions	(10,285)	(279,280)	0	0	(27,639)	(162,192)

Net change in contract owners’ equity	(23,861)	(259,798)	(229)	(11)	(74,568)	(129,157)
Contract owners’ equity:
Beginning of period	36,142	295,940	506	517	107,443	236,600

End of period	$12,281	$36,142	$277	$506	$32,875	$107,443

Change in units:
Beginning units	2,297	19,785	29	29	10,237	27,206

Units purchased	0	767	0	0	0	1,153
Units redeemed	(976)	(18,255)	0	0	(4,531)	(18,122)

Ending units	1,321	2,297	29	29	5,706	10,237

The accompanying notes are an integral part of these financial statements.

23

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Growth and Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,113	$1,989	$144	$(1,156)	$(1,310)	$(1,475)
Reinvested capital gains	29	36,089	511	6,098	0	0
Realized gain (loss)	(13,567)	9,819	(1,606)	17,030	(3,567)	4,522
Unrealized gain (loss)	(97,752)	(49,135)	(24,749)	(24,958)	(51,049)	6,947

Net increase (decrease) in contract owners’ equity from operations	(109,177)	(1,238)	(25,700)	(2,986)	(55,926)	9,994

Equity transactions:
Contract purchase payments	36,934	34,147	10,209	17,145	18,702	30,272
Transfers (to) and from other subaccounts	(29,957)	25,374	(376)	(73,018)	(79)	16,959
Transfers (to) and from fixed dollar contract	183	17,982	(1,384)	100	(149)	0
Withdrawals, surrenders and death benefit payments	(57,115)	(25,128)	(19,703)	(20,683)	(27,301)	(25,226)
Surrender charges (note 2)	0	0	(68)	(31)	(22)	0

Net equity transactions	(49,955)	52,375	(11,322)	(76,487)	(8,849)	22,005

Net change in contract owners’ equity	(159,132)	51,137	(37,022)	(79,473)	(64,775)	31,999
Contract owners’ equity:
Beginning of period	374,605	323,468	78,374	157,847	132,231	100,232

End of period	$215,473	$374,605	$41,352	$78,374	$67,456	$132,231

Change in units:
Beginning units	27,134	23,462	7,302	14,273	13,315	10,966

Units purchased	9,241	6,949	1,204	1,963	2,891	5,091
Units redeemed	(12,215)	(3,277)	(2,308)	(8,934)	(4,386)	(2,742)

Ending units	24,160	27,134	6,198	7,302	11,820	13,315

The accompanying notes are an integral part of these financial statements.

24

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Van Kampen Universal Institutional
	Funds — Class I
			Core Plus
	U.S. Real Estate		Fixed Income
	Subaccount		Subaccount
	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$16,078	$(2,326)	$1,188	$887
Reinvested capital gains	287,759	89,366	0	0
Realized gain (loss)	(89,760)	49,301	(1,188)	(245)
Unrealized gain (loss)	(528,852)	(331,612)	(4,276)	492

Net increase (decrease) in contract owners’ equity from operations	(314,775)	(195,271)	(4,276)	1,134

Equity transactions:
Contract purchase payments	150,276	174,212	17,144	17,940
Transfers (to) and from other subaccounts	(33,654)	(96,474)	7,921	(28,953)
Transfers (to) and from fixed dollar contract	(26,471)	760	0	0
Withdrawals, surrenders and death benefit payments	(91,423)	(106,942)	(1,871)	(2,479)
Surrender charges (note 2)	(29)	(4,728)	0	0

Net equity transactions	(1,301)	(33,172)	23,194	(13,492)

Net change in contract owners’ equity	(316,076)	(228,443)	18,918	(12,358)
Contract owners’ equity:
Beginning of period	838,584	1,067,027	28,468	40,826

End of period	$522,508	$838,584	$47,386	$28,468

Change in units:
Beginning units	25,998	27,066	2,509	3,744

Units purchased	8,691	8,970	2,380	1,699
Units redeemed	(8,251)	(10,038)	(175)	(2,934)

Ending units	26,438	25,998	4,714	2,509

The accompanying notes are an integral part of these financial statements.

25

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Lazard Retirement Series, Inc.
	Emerging Markets		U.S. Small Cap		U.S. Strategic		International
	Equity		Equity		Equity		Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$12,767	$(2,241)	$(6,998)	$(11,289)	$(24)	$21	$(117)	$681
Reinvested capital gains	86,374	251,334	0	318,748	0	2,213	132	9,260
Realized gain (loss)	58,542	116,017	(130,269)	8,035	(1,359)	127	(7,722)	(182)
Unrealized gain (loss)	(939,094)	51,613	(97,225)	(384,516)	(5,557)	(2,828)	(9,779)	(5,260)

Net increase (decrease) in contract owners’ equity from operations	(781,411)	416,723	(234,492)	(69,022)	(6,940)	(467)	(17,486)	4,499

Equity transactions:
Contract purchase payments	189,209	204,711	88,798	105,700	17,546	9,336	10,038	18,424
Transfers (to) and from other subaccounts	(132,212)	(33,547)	(88,087)	(79,227)	(1,306)	(2,227)	0	(6,787)
Transfers (to) and from fixed dollar contract	(6,156)	5,727	0	330	0	0	0	0
Withdrawals, surrenders and death benefit payments	(230,923)	(155,763)	(157,805)	(55,611)	(2,326)	(1,323)	(14,173)	(17,257)
Surrender charges (note 2)	(83)	(249)	(45)	(10)	0	0	0	0

Net equity transactions	(180,165)	20,879	(157,139)	(28,818)	13,914	5,786	(4,135)	(5,620)

Net change in contract owners’ equity	(961,576)	437,602	(391,631)	(97,840)	6,974	5,319	(21,621)	(1,121)
Contract owners’ equity:
Beginning of period	1,785,002	1,347,400	758,380	856,220	11,217	5,898	42,490	43,611

End of period	$823,426	$1,785,002	$366,749	$758,380	$18,191	$11,217	$20,869	$42,490

Change in units:
Beginning units	48,511	48,160	38,395	39,689	935	480	2,813	3,156

Units purchased	10,481	14,333	5,403	5,347	1,825	741	840	1,569
Units redeemed	(14,758)	(13,982)	(14,173)	(6,641)	(385)	(286)	(1,429)	(1,912)

Ending units	44,234	48,511	29,625	38,395	2,375	935	2,224	2,813

The accompanying notes are an integral part of these financial statements.

26

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Fidelity Variable Insurance Products Fund — Service Class 2
	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(17,669)	$(18,632)	$(10,837)	$(12,221)	$(3,036)	$(4,508)	$3,012	$2,637
Reinvested capital gains	296,532	176,960	58,218	605,298	0	324	421	41,595
Realized gain (loss)	(83,165)	101,851	(290,772)	108,509	9,845	24,559	(45,393)	7,631
Unrealized gain (loss)	(975,547)	10,415	(770,432)	(379,954)	(257,531)	82,671	(137,483)	(56,808)

Net increase (decrease) in contract owners’ equity from operations	(779,849)	270,594	(1,013,823)	321,632	(250,722)	103,046	(179,443)	(4,945)

Equity transactions:
Contract purchase payments	305,191	340,334	407,503	418,656	120,425	113,179	83,357	73,215
Transfers (to) and from other subaccounts	(323,447)	(40,040)	(242,986)	98,121	(30,543)	1,179	(105,572)	31,732
Transfers (to) and from fixed dollar contract	6,694	1,524	(5,460)	(1,193)	8,100	0	3,512	1,924
Withdrawals, surrenders and death benefit payments	(364,862)	(201,742)	(281,929)	(329,894)	(93,386)	(94,568)	(64,067)	(17,045)
Surrender charges (note 2)	(151)	(479)	(836)	(9,139)	(832)	0	(41)	0

Net equity transactions	(376,575)	99,597	(123,708)	176,551	3,764	19,790	(82,811)	89,826

Net change in contract owners’ equity	(1,156,424)	370,191	(1,137,531)	498,183	(246,958)	122,836	(262,254)	84,881
Contract owners’ equity:
Beginning of period	2,233,095	1,862,904	2,454,406	1,956,223	518,686	395,850	492,997	408,116

End of period	$1,076,671	$2,233,095	$1,316,875	$2,454,406	$271,728	$518,686	$230,743	$492,997

Change in units:
Beginning units	96,115	91,242	164,046	151,318	60,464	57,664	32,721	27,065

Units purchased	24,499	32,416	73,552	71,561	20,073	16,990	10,892	14,070
Units redeemed	(42,841)	(27,543)	(81,933)	(58,833)	(19,606)	(14,190)	(16,470)	(8,414)

Ending units	77,773	96,115	155,665	164,046	60,931	60,464	27,143	32,721

The accompanying notes are an integral part of these financial statements.

27

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	MFS Variable Insurance Trust - Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(976)	$(1,180)	$(1,856)	$(2,926)	$(1,268)	$(1,493)	$9,161	$7,543
Reinvested capital gains	14,713	5,935	8,303	0	12,902	4,018	36,662	18,803
Realized gain (loss)	(15,713)	742	6,739	2,264	(528)	1,336	(22,245)	19,613
Unrealized gain (loss)	(35,289)	(5,876)	(91,628)	21,158	(72,573)	4,108	(172,635)	(25,164)

Net increase (decrease) in contract owners’ equity from operations	(37,265)	(379)	(78,442)	20,496	(61,467)	7,969	(149,057)	20,795

Equity transactions:
Contract purchase payments	9,597	13,176	19,780	23,507	14,780	13,493	98,949	123,695
Transfers (to) and from other subaccounts	(6,026)	14,514	0	(268)	(967)	(5,166)	(147,320)	(145,939)
Transfers (to) and from fixed dollar contract	0	230	0	0	(146)	0	(7,057)	0
Withdrawals, surrenders and death benefit payments	(29,012)	(159)	(45,312)	(13,067)	(7,260)	(4,248)	(101,102)	(83,765)
Surrender charges (note 2)	0	0	0	0	0	0	(105)	0

Net equity transactions	(25,441)	27,761	(25,532)	10,172	6,407	4,079	(156,635)	(106,009)

Net change in contract owners’ equity	(62,706)	27,382	(103,974)	30,668	(55,060)	12,048	(305,692)	(85,214)
Contract owners’ equity:
Beginning of period	99,650	72,268	245,309	214,641	113,628	101,580	750,561	835,775

End of period	$36,944	$99,650	$141,335	$245,309	$58,568	$113,628	$444,869	$750,561

Change in units:
Beginning units	7,978	5,837	20,701	19,841	10,895	10,524	54,670	62,425

Units purchased	1,627	2,514	2,409	2,054	1,729	1,621	9,231	9,566
Units redeemed	(4,648)	(373)	(3,928)	(1,194)	(865)	(1,250)	(21,621)	(17,321)

Ending units	4,957	7,978	19,182	20,701	11,759	10,895	42,280	54,670

The accompanying notes are an integral part of these financial statements.

28

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	J.P. Morgan Series Trust II
	Small Company		Mid Cap Value
	Subaccount		Subaccount
	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,002)	$(2,877)	$(734)	$(2,322)
Reinvested capital gains	18,089	9,462	29,883	21,252
Realized gain (loss)	(8,021)	7,347	(23,418)	39,438
Unrealized gain (loss)	(75,042)	(28,313)	(145,760)	(58,833)

Net increase (decrease) in contract owners’ equity from operations	(66,976)	(14,381)	(140,029)	(465)

Equity transactions:
Contract purchase payments	47,342	48,402	87,752	124,952
Transfers (to) and from other subaccounts	(11,463)	(27,824)	(49,067)	35,970
Transfers (to) and from fixed dollar contract	(3,799)	100	(8,170)	138
Withdrawals, surrenders and death benefit payments	(18,504)	(26,400)	(97,723)	(137,728)
Surrender charges (note 2)	(76)	0	(16)	(5,775)

Net equity transactions	13,500	(5,722)	(67,224)	17,557

Net change in contract owners’ equity	(53,476)	(20,103)	(207,253)	17,092
Contract owners’ equity:
Beginning of period	195,612	215,715	509,900	492,808

End of period	$142,136	$195,612	$302,647	$509,900

Change in units:
Beginning units	12,477	12,806	24,387	23,825

Units purchased	3,710	3,258	12,535	12,911
Units redeemed	(2,676)	(3,587)	(14,957)	(12,349)

Ending units	13,511	12,477	21,965	24,387

The accompanying notes are an integral part of these financial statements.

29

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

							Calvert Variable
	PIMCO Variable Insurance Trust — Administrative Shares						Series Inc.
	Real Return		Total Return		Global Bond		Social Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$19,011	$27,184	$17,431	$14,052	$6,274	$2,972	$(1,125)	$(1,232)
Reinvested capital gains	1,053	2,042	9,057	0	0	394	549	4,783
Realized gain (loss)	(10,706)	(8,206)	598	(448)	(10,873)	(607)	(2,045)	1,088
Unrealized gain (loss)	(80,488)	52,223	(14,317)	17,107	(15,779)	9,571	(34,151)	2,793

Net increase (decrease) in contract owners’ equity from operations	(71,130)	73,243	12,769	30,711	(20,378)	12,330	(36,772)	7,432

Equity transactions:
Contract purchase payments	149,357	136,275	101,980	87,626	67,856	44,146	9,029	6,362
Transfers (to) and from other subaccounts	704	97,299	106,798	114,885	167,989	25,386	0	(254)
Transfers (to) and from fixed dollar contract	(42,252)	5,697	(46,568)	2,660	29,257	2,098	0	0
Withdrawals, surrenders and death benefit payments	(213,680)	(164,597)	(167,143)	(60,772)	(56,934)	(29,766)	(15,526)	(2,624)
Surrender charges (note 2)	0	0	(748)	0	(30)	0	0	0

Net equity transactions	(105,871)	74,674	(5,681)	144,399	208,138	41,864	(6,497)	3,484

Net change in contract owners’ equity	(177,001)	147,917	7,088	175,110	187,760	54,194	(43,269)	10,916
Contract owners’ equity:
Beginning of period	863,233	715,316	476,093	300,983	187,308	133,114	97,350	86,434

End of period	$686,232	$863,233	$483,181	$476,093	$375,068	$187,308	$54,081	$97,350

Change in units:
Beginning units	65,956	59,675	38,871	26,369	14,121	10,866	11,516	11,095

Units purchased	26,568	27,936	31,859	23,150	29,072	6,161	1,285	858
Units redeemed	(35,361)	(21,655)	(32,581)	(10,648)	(14,291)	(2,906)	(2,702)	(437)

Ending units	57,163	65,956	38,149	38,871	28,902	14,121	10,099	11,516

The accompanying notes are an integral part of these financial statements.

30

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Dreyfus Variable
	Investment Fund —
	Service Shares		Royce Capital Fund
	Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$14	$57	$(6,861)	$(14,744)	$5,924	$1,083
Reinvested capital gains	950	0	78,763	50,574	49,107	41,449
Realized gain (loss)	68	1,536	(29,710)	31,589	(46,332)	23,084
Unrealized gain (loss)	(6,898)	(46)	(329,895)	(116,411)	(232,612)	(58,704)

Net increase (decrease) in contract owners’ equity from operations	(5,866)	1,547	(287,703)	(48,992)	(223,913)	6,912

Equity transactions:
Contract purchase payments	2,595	4,012	174,378	232,039	105,032	119,986
Transfers (to) and from other subaccounts	0	(9,860)	(118,125)	(23,465)	5,386	10,832
Transfers (to) and from fixed dollar contract	0	(1,401)	1,362	10	(9,057)	5,454
Withdrawals, surrenders and death benefit payments	(15,373)	(995)	(95,100)	(151,267)	(71,026)	(45,308)
Surrender charges (note 2)	0	0	0	(6,992)	0	(1,777)

Net equity transactions	(12,778)	(8,244)	(37,485)	50,325	30,335	89,187

Net change in contract owners’ equity	(18,644)	(6,697)	(325,188)	1,333	(193,578)	96,099
Contract owners’ equity:
Beginning of period	27,860	34,557	1,086,388	1,085,055	491,568	395,469

End of period	$9,216	$27,860	$761,200	$1,086,388	$297,990	$491,568

Change in units:
Beginning units	1,855	2,426	53,523	51,615	22,078	18,221

Units purchased	203	274	16,635	18,825	14,118	12,062
Units redeemed	(1,173)	(845)	(17,960)	(16,917)	(12,284)	(8,205)

Ending units	885	1,855	52,198	53,523	23,912	22,078

The accompanying notes are an integral part of these financial statements.

31

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

					Old Mutual Insurance
	The Prudential Series Fund, Inc.				Series Fund
					Technology &
	Jennison		Jennison 20/20 Focus		Communications
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(412)	$(483)	$(4,880)	$(4,028)	$(67)	$(187)
Reinvested capital gains	0	0	21,622	36,303	0	0
Realized gain (loss)	(247)	1,400	(73,234)	23,207	3,210	645
Unrealized gain (loss)	(14,307)	2,658	(113,220)	(32,777)	(5,123)	3,088

Net increase (decrease) in contract owners’ equity from operations	(14,966)	3,575	(169,712)	22,705	(1,980)	3,546

Equity transactions:
Contract purchase payments	8,829	12,448	88,741	97,752	0	365
Transfers (to) and from other subaccounts	0	(829)	59,585	128,364	0	(4,935)
Transfers (to) and from fixed dollar contract	0	0	(4,529)	0	0	0
Withdrawals, surrenders and death benefit payments	(3,480)	295	(50,768)	(16,253)	(12,952)	0
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	5,349	11,914	93,029	209,863	(12,952)	(4,570)

Net change in contract owners’ equity	(9,617)	15,489	(76,683)	232,568	(14,932)	(1,024)
Contract owners’ equity:
Beginning of period	36,155	20,666	398,610	166,042	14,932	15,956

End of period	$26,538	$36,155	$321,927	$398,610	$0	$14,932

Change in units:
Beginning units	2,512	1,580	21,812	9,871	888	1,248

Units purchased	767	1,824	32,845	24,919	0	28
Units redeemed	(287)	(892)	(25,193)	(12,978)	(888)	(388)

Ending units	2,992	2,512	29,464	21,812	0	888

The accompanying notes are an integral part of these financial statements.

32

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	UBS Series
	Trust — Class I		Legg Mason Partners Variable Equity Trust — Class I (note 4)
	U.S. Allocation		All Cap	Fundamental Value		Investors
	Subaccount		Subaccount	Subaccount		Subaccount
	2008	2007	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4	$23	$(2)	$(90)	$182	$(32)	$230
Reinvested capital gains	0	0	76	14	864	842	604
Realized gain (loss)	1	146	83	(3,853)	321	(4,099)	367
Unrealized gain (loss)	(174)	(171)	(87)	254	(1,107)	(5,385)	(995)

Net increase (decrease) in contract owners’ equity from operations	(169)	(2)	70	(3,675)	260	(8,674)	206

Equity transactions:
Contract purchase payments	0	264	252	4,713	6,217	15,377	13,610
Transfers (to) and from other subaccounts	0	(414)	(1,569)	(17,330)	12,545	(16,999)	10,838
Transfers (to) and from fixed dollar contract	0	0	0	0	0	(179)	0
Withdrawals, surrenders and death benefit payments	0	(1,265)	0	(883)	0	(1,467)	(64)
Surrender charges (note 2)	0	0	0	0	0	0	0

Net equity transactions	0	(1,415)	(1,317)	(13,500)	18,762	(3,268)	24,384

Net change in contract owners’ equity	(169)	(1,417)	(1,247)	(17,175)	19,022	(11,942)	24,590
Contract owners’ equity:
Beginning of period	465	1,882	1,247	19,022	0	25,760	1,170

End of period	$296	$465	$0	$1,847	$19,022	$13,818	$25,760

Change in units:
Beginning units	34	138	98	1,495	0	1,957	91

Units purchased	0	19	19	412	2,027	1,377	2,429
Units redeemed	0	(123)	(117)	(1,675)	(532)	(1,681)	(563)

Ending units	34	34	0	232	1,495	1,653	1,957

The accompanying notes are an integral part of these financial statements.

33

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Franklin Templeton Variable Insurance Products Trust — Class 2
	Templeton Foreign		Franklin Flex Cap		Franklin Income
	Securities		Growth Securities		Securities
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,458	$1,126	$(100)	$(26)	$21,479	$10,562
Reinvested capital gains	23,457	8,350	0	0	11,747	3,248
Realized gain (loss)	(33,759)	4,373	(13)	71	(65,992)	6,376
Unrealized gain (loss)	(104,318)	14,963	(3,583)	148	(137,063)	(13,472)

Net increase (decrease) in contract owners’ equity from operations	(112,162)	28,812	(3,696)	193	(169,829)	6,714

Equity transactions:
Contract purchase payments	36,910	41,857	8,670	3,929	71,761	77,076
Transfers (to) and from other subaccounts	31,410	122,622	0	689	119,351	172,243
Transfers (to) and from fixed dollar contract	(11,994)	1,408	0	0	(29,024)	1,658
Withdrawals, surrenders and death benefit payments	(86,439)	(23,413)	(686)	(504)	(160,266)	(20,411)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(30,113)	142,474	7,984	4,114	1,822	230,566

Net change in contract owners’ equity	(142,275)	171,286	4,288	4,307	(168,007)	237,280
Contract owners’ equity:
Beginning of period	279,377	108,091	5,256	949	560,290	323,010

End of period	$137,102	$279,377	$9,544	$5,256	$392,283	$560,290

Change in units:
Beginning units	18,299	8,065	403	82	45,247	26,702

Units purchased	9,286	12,495	799	363	35,837	33,044
Units redeemed	(12,319)	(2,261)	(56)	(42)	(35,439)	(14,499)

Ending units	15,266	18,299	1,146	403	45,645	45,247

The accompanying notes are an integral part of these financial statements.

34

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

			Neuberger
			Berman
	Van Kampen Universal		Advisers
	Institutional Funds —		Management	Financial Investors Variable Insurance
	Class II		Trust — S Class	Trust — Class II
				Ibbotson	Ibbotson	Ibbotson
	International			Conservative	Income & Growth	Balanced
	Growth	Capital	AMT	ETF Asset	ETF Asset	ETF Asset
	Equity	Growth	Regency	Allocation	Allocation	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008(b)	2008(b)	2008(b)	2008(b)	2008(b)	2008(b)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1)	$(1)	$(1)	$(10)	$(9)	$(649)
Reinvested capital gains	0	0	0	1	0	19
Realized gain (loss)	0	0	0	0	0	(11,863)
Unrealized gain (loss)	(53)	(76)	122	252	272	(14,187)

Net increase (decrease) in contract owners’ equity from
operations	(54)	(77)	121	243	263	(26,680)

Equity transactions:
Contract purchase payments	441	441	600	4,175	4,176	64,255
Transfers (to) and from other subaccounts	0	0	0	0	0	92,526
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	0	0	0	0	0	(43,488)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	441	441	600	4,175	4,176	113,293

Net change in contract owners’ equity	387	364	721	4,418	4,439	86,613
Contract owners’ equity:
Beginning of period	0	0	0	0	0	0

End of period	$387	$364	$721	$4,418	$4,439	$86,613

Change in units:
Beginning units	0	0	0	0	0	0

Units purchased	76	71	133	473	531	18,736
Units redeemed	0	0	0	0	0	(7,089)

Ending units	76	71	133	473	531	11,647

(b)	Period from May 1, 2008, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

35

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Financial Investors Variable Insurance Trust — Class II
		Ibbotson
	Ibbotson	Aggressive
	Growth	Growth
	ETF Asset	ETF Asset
	Allocation	Allocation
	Subaccount	Subaccount	Total Subaccounts
	2008(c)	2008(c)	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(15)	$(19)	$(23,649)	$(109,540)
Reinvested capital gains	1	0	1,215,573	1,933,088
Realized gain (loss)	(4)	(3,046)	(797,615)	1,612,155
Unrealized gain (loss)	(1,081)	(251)	(13,567,424)	(736,394)

Net increase (decrease) in contract owners’ equity from operations	(1,099)	(3,316)	(13,173,115)	2,699,309

Equity transactions:
Contract purchase payments	1,769	2,241	5,500,568	6,044,668
Transfers (to) and from other subaccounts	4,486	3,058	0	0
Transfers (to) and from fixed dollar contract	0	0	208,842	1,028,873
Withdrawals, surrenders and death benefit payments	0	0	(9,990,839)	(5,036,132)
Surrender charges (note 2)	0	0	(8,345)	(43,608)

Net equity transactions	6,255	5,299	(4,289,774)	1,993,801

Net change in contract owners’ equity	5,156	1,983	(17,462,889)	4,693,110
Contract owners’ equity:
Beginning of period	0	0	40,349,478	35,656,368

End of period	$5,156	$1,983	$22,886,589	$40,349,478

Change in units:
Beginning units	0	0	2,308,183	2,168,276

Units purchased	775	2,470	1,135,999	1,050,149
Units redeemed	0	(2,147)	(1,382,777)	(910,242)

Ending units	775	323	2,061,405	2,308,183

(c)	Period from May 1, 2008, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

36

Ohio National Variable Account D

Notes to Financial Statements	December 31, 2008

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

Ohio National Variable Account D (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage varies by product.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Target Equity/Income, and Bristol Growth

Dow Target 10 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Dow Target 5 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Janus Adviser Series — Class S:  Large Cap Growth, Worldwide, Balanced, and International Growth

Wells Fargo Advantage Variable Trust Funds:  Opportunity, Small/Mid Cap Value, and Discovery

Goldman Sachs Variable Insurance Trust:  Growth and Income, Structured U.S. Equity, and Capital Growth

Van Kampen Universal Institutional Funds — Class I:  U.S. Real Estate and Core Plus Fixed Income

Lazard Retirement Series, Inc.:  Emerging Markets Equity, U.S. Small Cap Equity, U.S. Strategic Equity, and International Equity

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, and VIP Equity-Income

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

J.P. Morgan Series Trust II:  Small Company and Mid Cap Value

PIMCO Variable Insurance Trust — Administrative Shares:  Real Return, Total Return, and Global Bond

Calvert Variable Series Inc.:  Social Equity

Dreyfus Variable Investment Fund — Service Shares:  Appreciation

Royce Capital Fund:  Small-Cap and Micro-Cap

The Prudential Series Fund Inc.:  Jennison and Jennison 20/20 Focus

UBS Series Trust — Class I:  U.S. Allocation

Legg Mason Partners Variable Equity Trust — Class I:  Fundamental Value and Investors

Franklin Templeton Variable Insurance Products Trust — Class 2:  Templeton Foreign Securities, Franklin Flex Cap Growth Securities, and Franklin Income Securities

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

Van Kampen Universal Institutional Funds — Class II:  International Growth Equity, and Capital Growth

(continued)

37

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

Financial Investors Variable Insurance Trust — Class II:  Ibbotson Conservative ETF Asset Allocation, Ibbotson Income & Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, and Ibbotson Aggressive Growth ETF Asset Allocation

The underlying mutual funds in which the subaccounts invests, other than The Dow® Target Variable Fund LLC, Dow Target 10 and Dow Target 5 Portfolios, are diversified open-end management investment companies. The Dow® Target Variable Fund LLC is a non-diversified open-end management investment company. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds having similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow® Target Variable Fund LLC in which the Account invests. For these services, ONI received advisory fees, paid by Ohio National Fund, Inc., of approximately $14.5 million and $17.7 million for the years ended December 31, 2008 and 2007, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed portion of their contracts.

C. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2008. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

D. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

(continued)

38

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

All other fees assessed on contracts, including surrender charges, annual contract fees and transfer fees, are charged to contracts upon a surrender, anniversary, or transfer event. These charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The following table illustrates product and contract level charges:

The following charges are basic charges assessed through the daily reduction of unit values:

Retirement
Advantage

Annual Mortality and Expense Risk Fees	1.00%
Annual Administrative Expenses	0.35%

Total expenses	1.35%

The following charges are assessed through the redemption of units:

Retirement
Advantage

Transfer Fee — per transfer
A transfer fee may be charged for each transfer of a participant’s account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made (this fee is currently being waived)	$5

Sales Charge made from purchase payments	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant
7% of surrender value in the first year to 0% in the eighth year

State Premium Taxes
For states requiring a premium tax, taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%

Further information regarding fees, terms, and availability is provided in the prospectus for the product listed above.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4)	Fund Mergers & Replacements

Effective April 8, 2005, funds of the Strong Variable Insurance Funds, Inc. were merged into the Wells Fargo Advantage Variable Trust Funds. The Strong Variable Insurance Funds, Inc. — Mid-Cap Growth II Fund was merged into the Wells Fargo Advantage Variable Trust Funds — Discovery Fund.

(continued)

39

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

Effective April 27, 2007, funds of the Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust — Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I.

(5)	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the information used to measure fair value and the effect of fair value measurements on earnings. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Account adopted SFAS No. 157 effective January 1, 2008. The adoption of SFAS No. 157 did not have a material impact on the Account’s financial position or results of operations.

SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS No. 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations generally represent investments in privately-traded registered mutual funds only offered through insurance products.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

(continued)

40

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

The following is a summary of the inputs used in valuing each of the Portfolio’s assets at fair value as of December 31, 2008:

	Level 1	Level 2	Level 3
Ohio National Fund Inc.:
Equity Subaccount	$—	$851,148	$—
Money Market Subaccount	—	2,780,297	—
Bond Subaccount	—	460,270	—
Omni Subaccount	—	526,134	—
International Subaccount	—	819,721	—
Capital Appreciation Subaccount	—	679,620	—
Millennium Subaccount	—	635,722	—
International Small-Mid Company Subaccount	—	530,651	—
Aggressive Growth Subaccount	—	189,077	—
Small Cap Growth Subaccount	—	95,974	—
Mid Cap Opportunity Subaccount	—	603,417	—
S&P 500 Index Subaccount	—	1,667,909	—
Strategic Value Subaccount	—	190,430	—
High Income Bond Subaccount	—	353,405	—
Capital Growth Subaccount	—	177,218	—
Nasdaq-100 Index Subaccount	—	140,662	—
Bristol Subaccount	—	27,801	—
Bryton Growth Subaccount	—	63,079	—
U.S. Equity Subaccount	—	8,354	—
Balanced Subaccount	—	16,440	—
Target Equity/Income Subaccount	—	49	—
Bristol Growth Subaccount	—	128	—
Dow Target 10 Portfolios:
First Quarter Subaccount	—	3,628	—
Second Quarter Subaccount	—	2,605	—
Third Quarter Subaccount	—	2,690	—
Fourth Quarter Subaccount	—	3,228	—
Dow Target 5 Portfolios:
First Quarter Subaccount	—	45	—
Second Quarter Subaccount	—	23	—
Third Quarter Subaccount	—	70	—
Fourth Quarter Subaccount	—	84	—
Janus Adviser Series — Class S:
Large Cap Growth Subaccount	—	363,027	—
Worldwide Subaccount	—	221,253	—
Balanced Subaccount	—	905,100	—
International Growth Subaccount	—	701,567	—

(continued)

41

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	$—	$12,281	$—
Small/Mid Cap Value Subaccount	—	277	—
Discovery Subaccount	—	32,875	—
Goldman Sachs Variable Insurance Trust — Administrative Shares:
Growth and Income Subaccount	—	215,473	—
Structured U.S. Equity Subaccount	—	41,352	—
Capital Growth Subaccount	—	67,456	—
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount	—	522,508	—
Core Plus Fixed Income Subaccount	—	47,386	—
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount	—	823,426	—
U.S. Small Cap Equity Subaccount	—	366,749	—
U.S. Strategic Equity Subaccount	—	18,191	—
International Equity Subaccount	—	20,869	—
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount	—	1,076,671	—
VIP Contrafund Subaccount	—	1,316,875	—
VIP Growth Subaccount	—	271,728	—
VIP Equity-Income Subaccount	—	230,743	—
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount	—	36,944	—
Investors Growth Stock Subaccount	—	141,335	—
Mid Cap Growth Subaccount	—	58,568	—
Total Return Subaccount	—	444,869	—
J.P. Morgan Series Trust II:
Small Company Subaccount	—	142,136	—
Mid Cap Value Subaccount	—	302,647	—
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount	—	686,232	—
Total Return Subaccount	—	483,181	—
Global Bond Subaccount	—	375,068	—
Calvert Variable Series Inc.:
Social Equity Subaccount	—	54,081	—
Dreyfus Variable Investment Fund — Service Class:
Appreciation Subaccount	—	9,216	—

(continued)

42

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Royce Capital Fund:
Small-Cap Subaccount	$—	$761,200	$—
Micro-Cap Subaccount	—	297,990	—
The Prudential Series Fund Inc.:
Jennison Subaccount	—	26,538	—
Jennison 20/20 Focus Subaccount	—	321,927	—
UBS Series Trust — Class I:
U.S. Allocation Subaccount	—	296	—
Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount	—	1,847	—
Investors Subaccount	—	13,818	—
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount	—	137,102	—
Franklin Flex Cap Growth Securities Subaccount	—	9,544	—
Franklin Income Securities Subaccount	—	392,283	—
Van Kampen Universal Institutional Funds — Class II:
International Growth Equity Subaccount	—	387	—
Capital Growth Subaccount	—	364	—
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount	—	721	—
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount	—	4,418	—
Ibbotson Income & Growth ETF Asset Allocation Subaccount	—	4,439	—
Ibbotson Balanced ETF Asset Allocation Subaccount	—	86,613	—
Ibbotson Growth ETF Asset Allocation Subaccount	—	5,156	—
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount	—	1,983	—

Totals	$—	$22,886,589	$—

In May 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 162, The Hierarchy of Generally Accepted Accounting Principles (“SFAS 162”). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. generally accepted accounting principles. The Account adopted SFAS 162 effective November 15, 2008. On the date of adoption, there was no impact on the Account’s current practices.

(continued)

43

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and the expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2008	86,405	$9.850700	$851,148	1.35%	−55.42%	0.85%
2007	99,573	$22.097336	$2,200,294	1.35%	−7.15%	0.04%
2006	119,200	$23.799070	$2,836,855	1.35%	5.25%	0.00%
2005	137,802	$22.612057	$3,115,978	1.35%	4.70%	0.00%
2004	163,717	$21.597987	$3,535,959	1.35%	10.93%	0.05%
Money Market Subaccount
2008	198,847	$13.982070	$2,780,297	1.35%	0.41%	1.79%
2007	229,604	$13.924935	$3,197,222	1.35%	3.55%	4.81%
2006	125,710	$13.447731	$1,690,512	1.35%	3.38%	4.65%
2005	131,260	$13.008610	$1,707,508	1.35%	1.57%	2.97%
2004	97,121	$12.807711	$1,243,896	1.35%	−0.34%	0.99%
Bond Subaccount
2008	29,018	$15.861514	$460,270	1.35%	−12.63%	0.00%
2007	32,231	$18.155275	$585,164	1.35%	2.33%	0.00%
2006	30,295	$17.742171	$537,506	1.35%	3.05%	3.86%
2005	28,735	$17.216408	$494,715	1.35%	−0.92%	3.51%
2004	38,854	$17.375575	$675,103	1.35%	4.47%	0.00%
Omni Subaccount
2008	47,753	$11.017749	$526,134	1.35%	−32.38%	2.28%
2007	51,612	$16.292528	$840,894	1.35%	5.56%	1.69%
2006	56,717	$15.434951	$875,426	1.35%	11.81%	1.33%
2005	58,780	$13.804516	$811,431	1.35%	8.03%	0.96%
2004	105,359	$12.778232	$1,346,306	1.35%	5.69%	1.40%
International Subaccount
2008	85,064	$9.636573	$819,721	1.35%	−46.80%	0.00%
2007	97,220	$18.113669	$1,761,015	1.35%	7.98%	0.00%
2006	96,649	$16.775123	$1,621,300	1.35%	17.64%	0.16%
2005	96,914	$14.259394	$1,381,932	1.35%	7.94%	0.04%
2004	117,465	$13.209970	$1,551,706	1.35%	11.47%	0.00%
Capital Appreciation Subaccount
2008	34,903	$19.471708	$679,620	1.35%	−39.82%	0.65%
2007	40,575	$32.357252	$1,312,880	1.35%	2.43%	0.47%
2006	39,212	$31.588652	$1,238,665	1.35%	14.83%	0.40%
2005	51,407	$27.509920	$1,414,214	1.35%	3.87%	0.45%
2004	77,484	$26.485361	$2,052,197	1.35%	11.00%	0.41%

(continued)

44

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Millennium Subaccount
2008	34,747	$18.295777	$635,722	1.35%	−43.31%	0.00%
2007	43,682	$32.272563	$1,409,724	1.35%	24.34%	0.00%
2006	46,632	$25.954905	$1,210,320	1.35%	5.95%	0.00%
2005	61,317	$24.497255	$1,502,097	1.35%	−1.33%	0.00%
2004	89,408	$24.826960	$2,219,724	1.35%	9.45%	0.00%
International Small-Mid Company Subaccount
2008	29,833	$17.787180	$530,651	1.35%	−51.95%	0.00%
2007	35,997	$37.020753	$1,332,618	1.35%	15.90%	0.00%
2006	35,636	$31.940771	$1,138,226	1.35%	24.67%	0.13%
2005	30,976	$25.620323	$793,617	1.35%	27.28%	0.53%
2004	26,983	$20.128608	$543,133	1.35%	19.26%	1.11%
Aggressive Growth Subaccount
2008	30,967	$6.105802	$189,077	1.35%	−44.43%	0.00%
2007	41,723	$10.987704	$458,444	1.35%	27.82%	0.00%
2006	37,755	$8.596389	$324,559	1.35%	4.37%	0.00%
2005	43,367	$8.236272	$357,183	1.35%	11.78%	0.02%
2004	75,111	$7.368530	$553,458	1.35%	7.50%	0.00%
Small Cap Growth Subaccount
2008	11,265	$8.519532	$95,974	1.35%	−48.39%	0.00%
2007	17,296	$16.507164	$285,515	1.35%	13.09%	0.00%
2006	17,514	$14.596486	$255,648	1.35%	23.93%	0.00%
2005	20,035	$11.777572	$235,959	1.35%	5.07%	0.00%
2004	32,381	$11.209752	$362,979	1.35%	9.96%	0.00%
Mid Cap Opportunity Subaccount
2008	43,739	$13.795914	$603,417	1.35%	−51.94%	0.00%
2007	58,859	$28.706840	$1,689,658	1.35%	16.28%	0.00%
2006	62,753	$24.686706	$1,549,174	1.35%	8.19%	0.00%
2005	71,529	$22.817404	$1,632,110	1.35%	8.52%	0.00%
2004	100,292	$21.025847	$2,108,731	1.35%	12.04%	0.00%
S&P 500 Index Subaccount
2008	134,333	$12.416196	$1,667,909	1.35%	−38.14%	1.63%
2007	156,345	$20.071469	$3,138,080	1.35%	3.66%	1.32%
2006	164,844	$19.363718	$3,191,990	1.35%	13.77%	1.12%
2005	175,266	$17.020568	$2,983,122	1.35%	3.08%	0.85%
2004	236,654	$16.512291	$3,907,707	1.35%	8.83%	1.19%
Strategic Value Subaccount
2008	24,040	$7.921267	$190,430	1.35%	−29.23%	4.98%
2007	20,682	$11.192265	$231,481	1.35%	−9.96%	1.14%
2006	18,587	$12.430062	$231,035	1.35%	14.80%	1.15%
2005	13,814	$10.827162	$149,562	1.35%	3.34%	0.80%
2004	18,235	$10.476751	$191,040	1.35%	8.14%	1.55%

(continued)

45

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount
2008	32,320	$10.934520	$353,405	1.35%	−26.31%	0.00%
2007	44,516	$14.838226	$660,541	1.35%	2.14%	0.00%
2006	39,430	$14.526893	$572,802	1.35%	8.67%	0.00%
2005	30,240	$13.368254	$404,261	1.35%	1.62%	4.68%
2004	28,689	$13.154607	$377,390	1.35%	9.19%	0.42%
Capital Growth Subaccount
2008	26,307	$6.736599	$177,218	1.35%	−37.21%	0.00%
2007	23,809	$10.729142	$255,449	1.35%	9.74%	0.00%
2006	21,897	$9.776712	$214,076	1.35%	18.53%	0.00%
2005	26,840	$8.248380	$221,391	1.35%	1.25%	0.00%
2004	34,574	$8.146152	$281,644	1.35%	18.11%	0.00%
Nasdaq-100 Index Subaccount
2008	50,816	$2.768087	$140,662	1.35%	−42.76%	0.00%
2007	54,018	$4.835542	$261,207	1.35%	17.00%	0.00%
2006	59,086	$4.133066	$244,206	1.35%	5.19%	0.00%
2005	57,491	$3.929240	$225,896	1.35%	0.09%	0.00%
2004	61,454	$3.925776	$241,255	1.35%	8.53%	0.00%
Bristol Subaccount
2008	3,201	$8.684005	$27,801	1.35%	−41.34%	0.97%
2007	2,903	$14.804220	$42,971	1.35%	6.31%	0.59%
2006	2,305	$13.925418	$32,094	1.35%	14.87%	0.40%
2005	1,741	$12.122350	$21,105	1.35%	10.54%	0.00%
2004	1,506	$10.966446	$16,518	1.35%	7.17%	0.00%
Bryton Growth Subaccount
2008	8,501	$7.420061	$63,079	1.35%	−40.35%	0.00%
2007	5,221	$12.438323	$64,935	1.35%	8.42%	0.00%
2006	4,447	$11.472253	$51,019	1.35%	15.19%	0.00%
2005	3,733	$9.959566	$37,183	1.35%	2.92%	0.02%
2004	3,574	$9.677044	$34,584	1.35%	6.07%	0.00%
U.S. Equity Subaccount
2008	1,191	$7.013123	$8,354	1.35%	−48.67%	1.19%
2007	828	$13.663744	$11,311	1.35%	11.65%	0.61%
2006	190	$12.237501	$2,325	1.35%	6.49%	1.09%
2005	3	$11.491312	$34	1.35%	14.91%	0.00%	5/2/05
Balanced Subaccount
2008	1,725	$9.529674	$16,440	1.35%	−27.92%	0.00%
2007	1,013	$13.220257	$13,393	1.35%	10.80%	0.00%
2006	610	$11.932071	$7,275	1.35%	11.62%	2.70%
2005	23	$10.689691	$243	1.35%	6.90%	1.03%	5/2/05
Income Opportunity Subaccount
2007	1,388	$11.666501	$16,191	1.35%	6.88%	0.00%
2006	1,010	$10.915968	$11,023	1.35%	2.77%	0.00%
2005	1,172	$10.621566	$12,451	1.35%	6.22%	0.00%	5/2/05

(continued)

46

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Target Equity/Income Subaccount
2008	9	$5.299248	$49	1.35%	−47.01%	0.38%	5/1/08
Bristol Growth Subaccount
2008	22	$5.897679	$128	1.35%	−41.02%	0.00%	5/1/08
Dow Target 10 Portfolios:
First Quarter Subaccount
2008	467	$7.769954	$3,628	1.35%	−38.27%	0.00%
2007	458	$12.587705	$5,769	1.35%	−0.74%	0.00%
2006	412	$12.681753	$5,224	1.35%	27.15%	8.11%
2005	343	$9.973849	$3,418	1.35%	−7.47%	0.00%
2004	961	$10.779241	$10,355	1.35%	1.83%	0.00%
Second Quarter Subaccount
2008	309	$8.416550	$2,605	1.35%	−47.05%	0.00%
2007	327	$15.893936	$5,197	1.35%	3.66%	0.00%
2006	256	$15.332063	$3,926	1.35%	27.92%	7.10%
2005	197	$11.986133	$2,356	1.35%	−3.91%	0.00%
2004	972	$12.473413	$12,126	1.35%	0.57%	0.00%
Third Quarter Subaccount
2008	299	$9.012703	$2,690	1.35%	−41.35%	0.00%
2007	296	$15.366120	$4,551	1.35%	4.12%	0.00%
2006	244	$14.758489	$3,604	1.35%	26.26%	6.63%
2005	184	$11.689326	$2,147	1.35%	−6.68%	0.00%
2004	565	$12.525918	$7,071	1.35%	1.96%	0.00%
Fourth Quarter Subaccount
2008	325	$9.945108	$3,228	1.35%	−35.87%	0.00%
2007	307	$15.507834	$4,756	1.35%	2.17%	0.00%
2006	258	$15.178017	$3,910	1.35%	25.72%	7.91%
2005	158	$12.072991	$1,908	1.35%	−5.77%	0.00%
2004	500	$12.812486	$6,409	1.35%	−0.21%	0.00%
Dow Target 5 Portfolios:
First Quarter Subaccount
2008	5	$8.203557	$45	1.35%	−49.10%	0.00%
2007	117	$16.116778	$1,887	1.35%	1.53%	0.00%
2006	90	$15.873191	$1,431	1.35%	38.96%	4.46%
2005	92	$11.422589	$1,047	1.35%	−3.50%	0.00%
2004	110	$11.836643	$1,297	1.35%	9.21%	0.00%
Second Quarter Subaccount
2008	3	$8.702629	$23	1.35%	−49.93%	0.00%
2007	124	$17.382279	$2,163	1.35%	3.45%	0.00%
2006	90	$16.803134	$1,511	1.35%	36.04%	4.58%
2005	89	$12.351928	$1,105	1.35%	−4.38%	0.00%
2004	103	$12.917878	$1,325	1.35%	9.48%	0.00%

(continued)

47

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
Third Quarter Subaccount
2008	11	$6.357424	$70	1.35%	−52.69%	0.00%
2007	164	$13.436510	$2,206	1.35%	7.43%	0.00%
2006	117	$12.506687	$1,466	1.35%	34.56%	4.44%
2005	117	$9.294294	$1,091	1.35%	−20.25%	0.00%
2004	122	$11.654989	$1,420	1.35%	6.43%	0.00%
Fourth Quarter Subaccount
2008	8	$10.509502	$84	1.35%	−42.03%	0.00%
2007	98	$18.128387	$1,785	1.35%	5.53%	0.00%
2006	127	$17.178007	$2,187	1.35%	36.49%	6.12%
2005	90	$12.585200	$1,134	1.35%	−13.66%	0.00%
2004	99	$14.576759	$1,437	1.35%	5.13%	0.00%
Janus Adviser Series — Class S:
Large Cap Growth Subaccount
2008	67,061	$5.413376	$363,027	1.35%	−40.39%	0.49%
2007	87,937	$9.081942	$798,638	1.35%	12.29%	0.23%
2006	92,040	$8.088000	$744,423	1.35%	8.59%	0.01%
2005	85,625	$7.448164	$637,747	1.35%	2.58%	0.00%
2004	97,500	$7.260655	$707,915	1.35%	3.10%	0.00%
Worldwide Subaccount
2008	39,451	$5.608361	$221,253	1.35%	−45.44%	0.59%
2007	48,042	$10.279587	$493,851	1.35%	7.46%	0.17%
2006	57,039	$9.566025	$545,640	1.35%	15.38%	1.96%
2005	65,860	$8.290950	$546,043	1.35%	4.66%	0.78%
2004	80,973	$7.921814	$641,452	1.35%	3.33%	0.39%
Balanced Subaccount
2008	77,570	$11.668155	$905,100	1.35%	−15.95%	2.01%
2007	97,075	$13.883097	$1,347,707	1.35%	8.38%	2.02%
2006	91,807	$12.809916	$1,176,044	1.35%	8.93%	1.49%
2005	96,811	$11.759885	$1,138,482	1.35%	6.24%	1.50%
2004	115,525	$11.069611	$1,278,817	1.35%	6.97%	1.68%
International Growth Subaccount
2008	45,111	$15.552183	$701,567	1.35%	−49.70%	0.01%
2007	49,647	$30.918579	$1,535,028	1.35%	24.45%	1.31%
2006	36,612	$24.843224	$909,559	1.35%	42.71%	1.06%
2005	16,039	$17.408378	$279,216	1.35%	29.98%	1.08%
2004	3,241	$13.393020	$43,413	1.35%	18.25%	1.65%
Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2008	1,321	$9.299942	$12,281	1.35%	−40.90%	2.00%
2007	2,297	$15.735779	$36,142	1.35%	5.20%	0.23%
2006	19,785	$14.957853	$295,940	1.35%	10.73%	0.00%
2005	22,078	$13.508639	$298,240	1.35%	6.45%	0.00%
2004	21,788	$12.689902	$276,482	1.35%	16.64%	0.00%

(continued)

48

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Small/Mid Cap Value Subaccount
2008	29	$9.426222	$277	1.35%	−45.29%	0.00%
2007	29	$17.229915	$506	1.35%	−2.05%	0.02%
2006	29	$17.590221	$517	1.35%	14.18%	0.00%
2004	410	$13.401021	$5,496	1.35%	15.21%	0.00%
Discovery Subaccount
2008	5,706	$5.761918	$32,875	1.35%	−45.10%	0.00%
2007	10,237	$10.495659	$107,443	1.35%	20.69%	0.00%
2006	27,206	$8.696666	$236,600	1.35%	13.12%	0.00%
2005	26,623	$7.687928	$204,672	1.35%	14.71%	0.00%	4/8/05
Strong Variable Insurance Funds, Inc. (note 4):
Mid Cap Growth II Subaccount
2004	37,974	$7.108847	$269,951	1.35%	17.56%	0.00%
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount
2008	24,160	$8.918706	$215,473	1.35%	−35.40%	2.11%
2007	27,134	$13.805580	$374,605	1.35%	0.13%	1.88%
2006	23,462	$13.787026	$323,468	1.35%	21.00%	1.78%
2005	23,529	$11.394024	$268,088	1.35%	2.55%	1.86%
2004	17,151	$11.110873	$190,566	1.35%	17.21%	1.76%
Structured U.S. Equity Subaccount
2008	6,198	$6.671528	$41,352	1.35%	−37.84%	1.59%
2007	7,302	$10.733343	$78,374	1.35%	−2.95%	0.58%
2006	14,273	$11.059061	$157,847	1.35%	11.39%	1.11%
2005	13,350	$9.928137	$132,538	1.35%	5.10%	0.84%
2004	9,874	$9.446706	$93,279	1.35%	13.41%	1.36%
Capital Growth Subaccount
2008	11,820	$5.706846	$67,456	1.35%	−42.54%	0.12%
2007	13,315	$9.931053	$132,231	1.35%	8.66%	0.19%
2006	10,966	$9.139861	$100,232	1.35%	7.12%	0.13%
2005	10,717	$8.532568	$91,442	1.35%	1.57%	0.12%
2004	21,515	$8.400330	$180,731	1.35%	7.63%	0.79%
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount
2008	26,438	$19.763869	$522,508	1.35%	−38.73%	3.46%
2007	25,998	$32.255549	$838,584	1.35%	−18.18%	1.12%
2006	27,066	$39.423598	$1,067,027	1.35%	36.21%	1.10%
2005	18,414	$28.942607	$532,936	1.35%	15.50%	1.15%
2004	11,818	$25.059133	$296,151	1.35%	34.57%	1.85%
Core Plus Fixed Income Subaccount
2008	4,714	$10.052384	$47,386	1.35%	−11.40%	4.54%
2007	2,509	$11.346357	$28,468	1.35%	4.04%	4.26%
2006	3,744	$10.905659	$40,826	1.35%	2.35%	4.20%
2005	3,455	$10.654934	$36,811	1.35%	2.83%	3.45%
2004	222	$10.361744	$2,300	1.35%	2.97%	3.72%

(continued)

49

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount
2008	44,234	$18.615391	$823,426	1.35%	−49.41%	2.31%
2007	48,511	$36.795957	$1,785,002	1.35%	31.52%	1.20%
2006	48,160	$27.977469	$1,347,400	1.35%	28.22%	0.54%
2005	37,299	$21.819812	$813,865	1.35%	38.91%	0.33%
2004	21,433	$15.708095	$336,664	1.35%	28.84%	0.67%
U.S. Small Cap Equity Subaccount
2008	29,625	$12.379847	$366,749	1.35%	−37.32%	0.00%
2007	38,395	$19.752091	$758,380	1.35%	−8.44%	0.00%
2006	39,689	$21.573418	$856,220	1.35%	14.53%	0.00%
2005	37,087	$18.837101	$698,618	1.35%	2.61%	0.00%
2004	36,028	$18.357319	$661,376	1.35%	13.35%	0.00%
U.S. Strategic Equity Subaccount
2008	2,375	$7.660433	$18,191	1.35%	−36.15%	1.19%
2007	935	$11.997707	$11,217	1.35%	−2.28%	1.59%
2006	480	$12.277824	$5,898	1.35%	15.92%	0.63%
2005	53	$10.591416	$561	1.35%	5.91%	0.30%	5/2/05
International Equity Subaccount
2008	2,224	$9.384928	$20,869	1.35%	−37.86%	1.01%
2007	2,813	$15.102708	$42,490	1.35%	9.30%	2.64%
2006	3,156	$13.817475	$43,611	1.35%	20.90%	1.05%
2005	1,105	$11.428665	$12,632	1.35%	14.29%	0.03%	5/2/05
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2008	77,773	$13.843768	$1,076,671	1.35%	−40.41%	0.25%
2007	96,115	$23.233514	$2,233,095	1.35%	13.79%	0.48%
2006	91,242	$20.417224	$1,862,904	1.35%	10.91%	0.16%
2005	83,058	$18.408868	$1,528,998	1.35%	16.45%	0.00%
2004	79,390	$15.808563	$1,255,048	1.35%	22.99%	0.00%
VIP Contrafund Subaccount
2008	155,665	$8.459678	$1,316,875	1.35%	−43.46%	0.78%
2007	164,046	$14.961716	$2,454,406	1.35%	15.73%	0.80%
2006	151,318	$12.927895	$1,956,223	1.35%	9.95%	1.03%
2005	112,101	$11.757816	$1,318,058	1.35%	15.10%	0.10%
2004	71,449	$10.215506	$729,884	1.35%	13.62%	0.15%
VIP Growth Subaccount
2008	60,931	$4.459624	$271,728	1.35%	−48.01%	0.60%
2007	60,464	$8.578442	$518,686	1.35%	24.96%	0.37%
2006	57,664	$6.864747	$395,850	1.35%	5.16%	0.17%
2005	66,515	$6.528123	$434,217	1.35%	4.10%	0.26%
2004	67,649	$6.270947	$424,222	1.35%	1.74%	0.12%

(continued)

50

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount
2008	27,143	$8.500972	$230,743	1.35%	−43.58%	2.18%
2007	32,721	$15.066691	$492,997	1.35%	−0.08%	1.98%
2006	27,065	$15.079342	$408,116	1.35%	18.34%	3.20%
2005	18,041	$12.742826	$229,889	1.35%	4.17%	1.32%
2004	13,999	$12.232939	$171,251	1.35%	9.75%	0.94%
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2008	4,957	$7.452877	$36,944	1.35%	−40.33%	0.00%
2007	7,978	$12.489952	$99,650	1.35%	0.88%	0.00%
2006	5,837	$12.380841	$72,268	1.35%	11.43%	0.00%
2005	6,632	$11.110902	$73,693	1.35%	3.64%	0.00%
2004	8,114	$10.721077	$86,993	1.35%	4.79%	0.00%
Investors Growth Stock Subaccount
2008	19,182	$7.367952	$141,335	1.35%	−37.82%	0.28%
2007	20,701	$11.849977	$245,309	1.35%	9.54%	0.08%
2006	19,841	$10.818153	$214,641	1.35%	5.88%	0.00%
2005	20,164	$10.217477	$206,022	1.35%	2.84%	0.14%
2004	20,339	$9.935102	$202,065	1.35%	7.53%	0.00%
Mid Cap Growth Subaccount
2008	11,759	$4.980675	$58,568	1.35%	−52.24%	0.00%
2007	10,895	$10.428974	$113,628	1.35%	8.04%	0.00%
2006	10,524	$9.652639	$101,580	1.35%	0.94%	0.00%
2005	10,191	$9.562964	$97,455	1.35%	1.49%	0.00%
2004	10,292	$9.422469	$96,972	1.35%	12.85%	0.00%
Total Return Subaccount
2008	42,280	$10.521971	$444,869	1.35%	−23.36%	2.95%
2007	54,670	$13.729010	$750,561	1.35%	2.54%	2.32%
2006	62,425	$13.388479	$835,775	1.35%	10.14%	2.15%
2005	65,628	$12.155790	$797,757	1.35%	1.23%	1.86%
2004	57,107	$12.007500	$685,711	1.35%	9.54%	1.47%
J.P. Morgan Series Trust II:
Small Company Subaccount
2008	13,511	$10.520263	$142,136	1.35%	−32.90%	0.19%
2007	12,477	$15.677503	$195,612	1.35%	−6.93%	0.01%
2006	12,806	$16.845403	$215,715	1.35%	13.48%	0.00%
2005	13,089	$14.844595	$194,307	1.35%	2.04%	0.00%
2004	9,281	$14.547478	$135,019	1.35%	25.47%	0.00%
Mid Cap Value Subaccount
2008	21,965	$13.778412	$302,647	1.35%	−34.10%	1.15%
2007	24,387	$20.908472	$509,900	1.35%	1.08%	0.87%
2006	23,825	$20.684794	$492,808	1.35%	15.29%	0.57%
2005	19,495	$17.941830	$349,769	1.35%	7.76%	0.17%
2004	16,390	$16.649549	$272,893	1.35%	19.44%	0.30%

(continued)

51

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2008	57,163	$12.004927	$686,232	1.35%	−8.28%	3.52%
2007	65,956	$13.088104	$863,233	1.35%	9.19%	4.67%
2006	59,675	$11.986899	$715,316	1.35%	−0.62%	4.26%
2005	47,758	$12.062047	$576,059	1.35%	0.74%	2.86%
2004	32,593	$11.973265	$390,244	1.35%	7.46%	1.08%
Total Return Subaccount
2008	38,149	$12.665667	$483,181	1.35%	3.41%	4.45%
2007	38,871	$12.248006	$476,093	1.35%	7.31%	4.81%
2006	26,369	$11.414176	$300,983	1.35%	2.47%	4.44%
2005	18,774	$11.138820	$209,125	1.35%	1.09%	3.52%
2004	13,908	$11.018470	$153,245	1.35%	3.49%	1.90%
Global Bond Subaccount
2008	28,902	$12.977310	$375,068	1.35%	−2.16%	3.42%
2007	14,121	$13.264251	$187,308	1.35%	8.28%	3.29%
2006	10,866	$12.250266	$133,114	1.35%	3.26%	3.30%
2005	10,253	$11.863540	$121,637	1.35%	−7.86%	2.50%
2004	15,730	$12.876036	$202,543	1.35%	9.13%	1.86%
Calvert Variable Series, Inc.:
Social Equity Subaccount
2008	10,099	$5.355228	$54,081	1.35%	−36.65%	0.00%
2007	11,516	$8.453747	$97,350	1.35%	8.52%	0.00%
2006	11,095	$7.790275	$86,434	1.35%	8.59%	0.00%
2005	12,587	$7.173738	$90,299	1.35%	3.16%	0.00%
2004	15,497	$6.954328	$107,770	1.35%	5.73%	0.08%
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2008	885	$10.412627	$9,216	1.35%	−30.66%	1.43%
2007	1,855	$15.017166	$27,860	1.35%	5.42%	1.53%
2006	2,426	$14.244957	$34,557	1.35%	14.66%	1.13%
2005	1,886	$12.423218	$23,426	1.35%	2.73%	0.00%
2004	365	$12.092543	$4,412	1.35%	3.40%	1.77%
Royce Capital Fund:
Small-Cap Subaccount
2008	52,198	$14.582932	$761,200	1.35%	−28.15%	0.63%
2007	53,523	$20.297399	$1,086,388	1.35%	−3.45%	0.05%
2006	51,615	$21.022206	$1,085,055	1.35%	14.03%	0.07%
2005	38,922	$18.435252	$717,533	1.35%	7.12%	0.01%
2004	20,713	$17.210209	$356,473	1.35%	23.28%	0.00%
Micro-Cap Subaccount
2008	23,912	$12.461738	$297,990	1.35%	−44.03%	2.71%
2007	22,078	$22.264905	$491,568	1.35%	2.59%	1.58%
2006	18,221	$21.703853	$395,469	1.35%	19.46%	0.20%
2005	15,176	$18.167951	$275,709	1.35%	10.13%	0.52%
2004	18,662	$16.497173	$307,875	1.35%	12.33%	0.00%

(continued)

52

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.:
Jennison Subaccount
2008	2,992	$8.868672	$26,538	1.35%	−38.39%	0.07%
2007	2,512	$14.395132	$36,155	1.35%	10.06%	0.00%
2006	1,580	$13.079226	$20,666	1.35%	0.02%	0.00%
2005	647	$13.076686	$8,461	1.35%	12.51%	0.00%
2004	5	$11.622710	$53	1.35%	7.76%	0.00%
Jennison 20/20 Focus Subaccount
2008	29,464	$10.926300	$321,927	1.35%	−40.21%	0.00%
2007	21,812	$18.274616	$398,610	1.35%	8.64%	0.14%
2006	9,871	$16.820619	$166,042	1.35%	12.10%	0.00%
2005	2,599	$15.004910	$39,001	1.35%	19.65%	0.00%
2004	1,441	$12.540687	$18,071	1.35%	13.84%	0.00%
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount
2007	888	$16.813825	$14,932	1.35%	31.55%	0.00%
2006	1,248	$12.781382	$15,956	1.35%	3.31%	0.00%
2005	1,618	$12.371361	$20,013	1.35%	8.45%	0.00%
2004	618	$11.406981	$7,054	1.35%	5.00%	0.00%
UBS Series Trust — Class I:
U.S. Allocation Subaccount
2008	34	$8.770009	$296	1.35%	−36.20%	2.70%
2007	34	$13.745910	$465	1.35%	0.54%	3.65%
2006	138	$13.672736	$1,882	1.35%	9.52%	3.16%
2005	276	$12.484202	$3,445	1.35%	5.18%	1.02%
2004	33	$11.868970	$388	1.35%	8.90%	0.16%
Legg Mason Partners Variable Equity Trust — Class I (note 4):
All Cap Subaccount
2006	98	$12.745589	$1,247	1.35%	16.54%	2.35%
2005	11	$10.936375	$124	1.35%	9.36%	6.61%	5/2/05
Fundamental Value Subaccount
2008	232	$7.964016	$1,847	1.35%	−37.43%	0.53%
2007	1,495	$12.727208	$19,022	1.35%	−4.90%	6.09%	4/27/07
Investors Subaccount
2008	1,653	$8.360910	$13,818	1.35%	−36.48%	1.19%
2007	1,957	$13.163471	$25,760	1.35%	2.51%	4.46%
2006	91	$12.841225	$1,170	1.35%	16.69%	0.00%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount
2008	15,266	$8.980675	$137,102	1.35%	−41.18%	2.35%
2007	18,299	$15.266948	$279,377	1.35%	13.91%	1.94%
2006	8,065	$13.402507	$108,091	1.35%	19.83%	1.16%
2005	4,710	$11.184401	$52,680	1.35%	11.84%	0.00%	5/2/05

(continued)

53

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Franklin Flex Cap Growth Securities Subaccount
2008	1,146	$8.324684	$9,544	1.35%	−36.18%	0.11%
2007	403	$13.043629	$5,256	1.35%	12.79%	0.10%
2006	82	$11.564389	$949	1.35%	3.81%	0.01%
2005	4	$11.140421	$45	1.35%	11.40%	0.55%	5/2/05
Franklin Income Securities Subaccount
2008	45,645	$8.594208	$392,283	1.35%	−30.60%	5.72%
2007	45,247	$12.382981	$560,290	1.35%	2.37%	3.39%
2006	26,702	$12.096625	$323,010	1.35%	16.67%	3.08%
2005	6,367	$10.368262	$66,013	1.35%	3.68%	0.00%	5/2/05
Van Kampen Universal Institutional Funds — Class II:
International Growth Equity Subaccount
2008	76	$5.054973	$387	1.35%	−49.45%	0.00%	5/1/08
Capital Growth Subaccount
2008	71	$5.114720	$364	1.35%	−48.85%	0.00%	5/1/08
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2008	133	$5.426586	$721	1.35%	−45.73%	0.00%	5/1/08
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount
2008	473	$9.335733	$4,418	1.35%	−6.64%	0.00%	5/1/08
Ibbotson Income & Growth ETF Asset Allocation Subaccount
2008	531	$8.364270	$4,439	1.35%	−16.36%	0.00%	5/1/08
Ibbotson Balanced ETF Asset Allocation Subaccount
2008	11,647	$7.436741	$86,613	1.35%	−25.63%	0.01%	5/1/08
Ibbotson Growth ETF Asset Allocation Subaccount
2008	775	$6.655941	$5,156	1.35%	−33.44%	0.01%	5/1/08
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
2008	323	$6.136491	$1,983	1.35%	−38.64%	0.00%	5/1/08

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets (by product). Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(continued)

54

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

(7)	Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

	Purchases	Sales

Ohio National Fund Inc.:
Equity Subaccount	$268,504	$(503,222)
Money Market Subaccount	7,020,574	(7,437,487)
Bond Subaccount	103,679	(168,046)
Omni Subaccount	81,990	(129,023)
International Subaccount	111,968	(306,435)
Capital Appreciation Subaccount	164,611	(341,744)
Millennium Subaccount	103,528	(369,960)
International Small-Mid Company Subaccount	187,752	(400,473)
Aggressive Growth Subaccount	48,548	(149,606)
Small Cap Growth Subaccount	32,590	(117,016)
Mid Cap Opportunity Subaccount	184,042	(550,187)
S&P 500 Index Subaccount	386,751	(802,279)
Strategic Value Subaccount	96,710	(52,251)
High Income Bond Subaccount	176,738	(366,348)
Capital Growth Subaccount	60,300	(41,150)
Nasdaq-100 Index Subaccount	47,465	(64,023)
Bristol Subaccount	11,301	(8,671)
Bryton Growth Subaccount	37,923	(4,052)
U.S. Equity Subaccount	5,094	(1,205)
Balanced Subaccount	62,190	(53,639)
Income Opportunity Subaccount	1,062	(13,890)
Target Equity/Income Subaccount	61	(2)
Bristol Growth Subaccount	149	(4)
Dow Target 10 Portfolios:
First Quarter Subaccount	8,310	(6,895)
Second Quarter Subaccount	587	(952)
Third Quarter Subaccount	867	(919)
Fourth Quarter Subaccount	581	(609)
Dow Target 5 Portfolios:
First Quarter Subaccount	49	(1,728)
Second Quarter Subaccount	0	(1,909)
Third Quarter Subaccount	48	(1,902)
Fourth Quarter Subaccount	0	(1,509)
Janus Adviser Series – Class S:
Large Cap Growth Subaccount	96,373	(267,535)
Worldwide Subaccount	39,910	(125,101)
Balanced Subaccount	247,861	(469,325)
International Growth Subaccount	763,213	(804,809)
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	7,200	(10,663)
Small/Mid Cap Value Subaccount	91	(6)
Discovery Subaccount	0	(28,743)

(continued)

55

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

Goldman Sachs Variable Insurance Trust – Institutional Shares:
Growth and Income Subaccount	$102,031	$(149,844)
Structured U.S. Equity Subaccount	11,631	(22,298)
Capital Growth Subaccount	23,484	(33,643)
Van Kampen Universal Institutional Funds – Class I:
U.S. Real Estate Subaccount	561,978	(259,442)
Core Plus Fixed Income Subaccount	26,751	(2,369)
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount	412,032	(493,056)
U.S. Small Cap Equity Subaccount	88,798	(252,935)
U.S. Strategic Equity Subaccount	17,736	(3,846)
International Equity Subaccount	10,523	(14,643)
Fidelity Variable Insurance Products Fund – Service Class 2:
VIP Mid Cap Subaccount	787,824	(885,536)
VIP Contrafund Subaccount	962,884	(1,039,211)
VIP Growth Subaccount	139,573	(138,845)
VIP Equity-Income Subaccount	143,136	(222,514)
MFS Variable Insurance Trust – Service Class:
New Discovery Subaccount	33,031	(44,735)
Investors Growth Stock Subaccount	28,581	(47,666)
Mid Cap Growth Subaccount	27,682	(9,641)
Total Return Subaccount	164,685	(275,497)
J.P. Morgan Series Trust II:
Small Company Subaccount	68,876	(39,289)
Mid Cap Value Subaccount	244,148	(282,223)
PIMCO Variable Insurance Trust – Administrative Shares:
Real Return Subaccount	385,496	(471,303)
Total Return Subaccount	432,715	(411,908)
Global Bond Subaccount	401,040	(186,628)
Calvert Variable Series Inc.:
Social Equity Subaccount	9,578	(16,651)
Dreyfus Variable Investment Fund – Service Shares:
Appreciation Subaccount	3,764	(15,578)
Royce Capital Fund:
Small-Cap Subaccount	381,357	(346,940)
Micro-Cap Subaccount	317,668	(232,302)
The Prudential Series Fund Inc.:
Jennison Subaccount	8,851	(3,914)
Jennison 20/20 Focus Subaccount	510,894	(401,123)
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount	0	(13,019)
UBS Series Trust – Class I:
U.S. Allocation Subaccount	10	(6)
Legg Mason Partners Variable Equity Trust – Class I:
Fundamental Value Subaccount	4,786	(18,362)
Investors Subaccount	16,471	(18,929)

(continued)

56

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

Franklin Templeton Variable Insurance Products Trust – Class 2:
Templeton Foreign Securities Subaccount	$155,181	$(159,379)
Franklin Flex Cap Growth Securities Subaccount	8,679	(795)
Franklin Income Securities Subaccount	431,004	(395,956)
Van Kampen Universal Institutional Funds – Class II:
International Growth Equity Subaccount	441	(1)
Capital Growth Subaccount	441	(1)
Neuberger Berman Advisers Management Trust – S Class:
AMT Regency Subaccount	600	(1)
Financial Investors Variable Insurance Trust – Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount	4,176	(10)
Ibbotson Income & Growth ETF Asset Allocation Subaccount	4,176	(9)
Ibbotson Balanced ETF Asset Allocation Subaccount	164,437	(51,774)
Ibbotson Growth ETF Asset Allocation Subaccount	6,262	(21)
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount	19,670	(14,390)

Totals	$17,481,701	$(20,579,551)

57

Ohio National Variable Account D

 Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company
  and Contract Owners of Ohio National Variable Account D:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account D (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, OH
February 18, 2009

58

Ohio National Variable Accounts
Form N-4
Part C
Other Information

Item 24. Financial Statements and Exhibits
(a) The following financial statements of the Registrant are incorporated by reference into Part B of this Registration Statement:
Report of Independent Registered Public Accounting Firm KPMG LLP dated February 18, 2009
Statements of Assets and Contract Owners’ Equity, December 31, 2008
Statements of Operations for the Periods Ended December 31, 2008
Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2008 and 2007
Notes to Financial Statements, December 31, 2008
The following consolidated financial statements of The Depositor and its subsidiaries are also included by reference in Part B of this Registration Statement:
Report of Independent Registered Public Accounting Firm KPMG LLP dated April 29, 2009
Consolidated Balance Sheets, December 31, 2008 and 2007
Consolidated Statements of Income for the Years Ended December 31, 2008, 2007 and 2006
Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2008, 2007 and 2006
Consolidated Statements of Cash Flows for the Years Ended December 31, 2008, 2007 and 2006
Notes to Consolidated Financial Statements, December 31, 2008, 2007 and 2006
Financial Statement Schedules, December 31, 2008, 2007 and 2006
The following financial information is included in Part A of this Registration Statement:
Accumulation Unit Values
(b) Exhibits:

(1)	Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the registration statement of Ohio National Variable Account A (“VAA”) on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated herein by reference.

13

(3	)(a)	Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable A (File no. 2-91213) on April 25, 1997 and is incorporated by reference herein.

(3	)(b)	Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of VAA’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3	)(c)	Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of VAA’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(4)		Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant’s registration statement on Form N-4 on July 20, 1994 and is incorporated by reference herein.

(4	)(a)	Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit (4)(a) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(5)		Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(6	)(a)	Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6	)(b)	Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(8	)(a)	Fund Participation Agreement between Depositor and Prudential Funds was filed as Exhibit (3)(g) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

(8	)(b)	Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8	)(c)	Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8	)(d)	First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8	)(e)	Fund Participation Agreement by and among Depositor, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. was filed as Exhibit (8)(e) of Post-Effective Amendment No. 22 of the Registrant’s registration statement on Form N-4 (File No. 33-81784) on April 30, 2008 and is incorporated by reference herein.

(9)		Opinion of Counsel was filed as Exhibit (9) of Post-Effective Amendment No. 22 of the Registrant’s registration statement on Form N-4 (File No. 33-81784) on April 30, 2008 and is incorporated by reference herein.

(10)		Consent of KPMG LLP filed herewith as Exhibit 99(10)

(24)		Powers of Attorney of certain Directors of Depositor filed herewith as Exhibit 24

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Item 25. Directors and Officers of the Depositor

Name and Principal	Positions and Offices
Business Address	with Depositor

Larry Adams*	Senior Vice President, Chief Agency Officer

Trudy K. Backus*	Vice President, Administrative Projects

Thomas A. Barefield*	Executive Vice President, Chief Marketing Officer - Institutional Sales

Lee E. Bartels*	Vice President, Underwriting

Howard C. Becker*	Senior Vice President, and Chief Administrative Officer

G. Timothy Biggs*	Vice President, Mortgages & Real Estate

Jeffery A. Bley, Jr.*	Vice President — ONESCO Compliance

Richard J. Bodner*	Vice President, Insurance Services

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown	Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh	Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman	Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Philip C. Byrde*	Vice President, Fixed Income Securities

Joseph A. Campanella	Director
6179 Paderbone Drive
Hudson, Ohio 44236

Timothy C. Cardinal*	Vice President & Actuary Financial Reporting

Christopher A. Carlson*	Senior Vice President, Chief Investment Officer

Thomas G. Cody	Director
7 West 7th Street
Cincinnati, OH 45202

Robert W. Conway*	Vice President, PGA Marketing Eastern Division

Cletus Davis*	Senior Tax Officer

Ronald J. Dolan*	Director, Vice Chairman and Chief Risk Officer

Anthony G. Esposito*	Senior Vice President, Human Resources Administration

Joseph M. Fischer*	Assistant Secretary

Rosemary Gatto*	Vice President, Claims

Robert K. Gongwer*	Second Vice President, Taxes

Diane S. Hagenbuch*	Senior Vice President, Corporate Relations & Communications

Michael F. Haverkamp*	Senior Vice President and General Counsel

John W. Hayden	Director
7000 Midland Boulevard
Batavia, Ohio 45103

Ronald G. Heibert*	Senior Vice President, Life Product Management, Life Illustration Actuary

Gary T. Huffman*	Vice Chairman, Distribution

Jed R. Martin*	Vice President — Private Placements

Larry L. Mast*	Senior Vice President, Career Marketing

Therese S. McDonough*	Second Vice President, Counsel and Corporate Secretary

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Name and Principal	Positions and Offices
Business Address	with Depositor

William J. McFadden*	Vice President, PGA Marketing Western Division

David B. O’Maley*	Director, Chairman, President and Chief Executive Officer

Stephen R. Murphy*	Vice President Annuity Product Management

Jeffrey K. Oehler*	Vice President — Information Systems

James F. Orr	Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*	Director and Vice Chairman

George B. Pearson, Jr.*	Senior Vice President, PGA Marketing

John R. Phillips	Director
200 E. Randolph Drive, 43rd Floor
Chicago, IL 60601

William C. Price*	Vice President and Assistant General Counsel

Arthur J. Roberts*	Senior Vice President, Chief Financial Officer

Joseph R. Sander*	Vice President, Treasurer

William G. Schlechter, M.D.*	Vice President and Medical Director

J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, Ohio 45202	Director

James C. Smith*	Senior Vice President, Internal Audit & Compliance

Edith F. Thompson*	Vice President, Individual Annuity Operations

Barbara A. Turner*	Senior Vice President, ONESCO

Paul J. Twilling*	Vice President, Information Systems

*	The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

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Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.
Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%

OnFlight, Inc.	Ohio	100%
(aviation)

ON Global Holdings, Inc.	Delaware	100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.	Connecticut	51%
(investment adviser)

Suffolk Capital Management LLC	Delaware	81%
(investment adviser)

Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation	Ohio	100%

Ohio National Equities, Inc.	Ohio	100%
(securities broker dealer)

Ohio National Investments, Inc.	Ohio	100%
(investment adviser)

The O.N. Equity Sales Company	Ohio	100%
(securities broker dealer)

Ohio National Fund, Inc.	Maryland	(more than) 90%
(registered investment company)

Dow Target Variable Fund LLC	Ohio	100%
(registered investment company)

National Security Life and Annuity Company	New York	80.5%
(insurance company)

Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company	Ohio	100%
(investment adviser)

Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%

Ohio National Insurance Agency, Inc.	Ohio	100%
ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.
Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.
Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrants National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.
Item 27. Number of Contract Owners
As of April 3, 2009, the Registrant’s contracts were owned by 162 owners.
Item 28. Indemnification
The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:
Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a

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determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.
In addition, Article XII of the Depositor’s Code of Regulations states as follows:
If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such

19

determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.
Item 29. Principal Underwriters
The principal underwriter of the Registrant’s securities is Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and B, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.
The directors and officers of ONEQ are:

Name	Position with ONEQ
David B. O’Maley	Chairman and Director
John J. Palmer	President and Director
Thomas A. Barefield	Senior Vice President
Gary T. Huffman	Director
Michael Haverkamp	Secretary and Director
Barbara A. Turner	Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Kimberly A. Plante	Assistant Secretary
Jeffery A. Bley, Jr.	Chief Compliance Officer

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The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.
During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting	Compensation
Discounts and	on Redemption	Brokerage
Commissions	or Annuitization	Commissions	Compensation
$180,848	None	None	None
Item 30. Location of Accounts and Records
The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:
(1)	Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”) One Financial Way Montgomery, Ohio 45242

(2)	General and auxiliary ledgers:

Depositor

(3)	Securities records for portfolio securities:

Depositor

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Depositor

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Depositor

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(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying persons or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Depositor

Item 31. Management Services
Not applicable.
Item 32. Undertakings and Representations
(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.
(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.
(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.
(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.
(f) Undertaking to File Reports — Ohio National Life believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, Ohio National Life intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

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Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 30th day of April, 2009.

Ohio National Variable Account D
(Registrant)

By	THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ John J. Palmer
John J. Palmer, Vice Chairman
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 30th day of April, 2009.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ John J. Palmer
John J. Palmer, Vice Chairman

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As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David B. O’Maley David B. O’Maley	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)	April 30, 2009

Jack E. Brown	Director

*/s/ William R. Burleigh William R. Burleigh	Director	April 30, 2009

Victoria B. Buyniski Gluckman	Director

*/s/ Joseph A. Campanella Joseph A. Campanella	Director	April 30, 2009

*/s/ Thomas G. Cody Thomas G. Cody	Director	April 30, 2009

*/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 30, 2009

*/s/ John W. Hayden John W. Hayden	Director	April 30, 2009

*/s/ James F. Orr James F. Orr	Director	April 30, 2009

/s/ John J. Palmer John J. Palmer	Director	April 30, 2009

*/s/ John R. Phillips John R. Phillips	Director	April 30, 2009

/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Accounting and Principal Financial Officer)	April 30, 2009

*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 30, 2009

24

*By	/s/ Therese S. McDonough
Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney, copies of which are filed herewith

25

Index of Consents and Exhibits

Page Number in
Exhibit		Sequential
Number	Description	Numbering System
24	Powers of Attorney
99(10)	Consent of Independent Registered Public Accounting Firm KPMG LLP

26